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As Filed with the Securities and Exchange Commission on April 23, 2004

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REGISTRATION NO. 333-82957

811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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POST-EFFECTIVE AMENDMENT NO.10

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TO

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

AND

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AMENDMENT NO. 56

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TO

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940 /X/

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

112 WORCESTER STREET WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box) / /

    / /IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

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    / X/ ON April 30, 2004 PURSUANT TO PARAGRAPH (b) OF RULE 485

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      / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

     / / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485 IF APPROPRIATE CHECK THE FOLLOWING BOX:

    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

PART A

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PROSPECTUS

APRIL 30, 2004

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MFS REGATTA EXTRA

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

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You may choose among a number of variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following series of the MFS/Sun Life Series Trust (the "Funds"):

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Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
MFS/Sun Life Global Total Return - S Class	MFS/ Sun Life Mid Cap Value - S Class
MFS/ Sun Life International Value - S Class	Mid-Cap Growth Equity Funds
MFS/ Sun Life Strategic Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class
MFS/Sun Life Total Return - S Class	Small-Cap Growth Equity Funds
MFS/ Sun Life Value - S Class	MFS/ Sun Life New Discovery - S Class
Large-Cap Blend Equity Funds	Large-Cap Growth Sector Equity Funds
MFS/ Sun Life Capital Opportunities - S Class	MFS/ Sun Life Technology - S Class
MFS/ Sun Life Massachusetts Investors Trust	Large-Cap Value Sector Equity Funds
- S Class	MFS/ Sun Life Utilities - S Class
MFS/ Sun Life Research - S Class	High Quality Intermediate-Term Bond Funds
MFS/ Sun Life Core Equity - S Class*	MFS/ Sun Life Bond - S Class
Large-Cap Growth Equity Funds	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Capital Appreciation - S Class	High Quality Long-Term Bond Funds
MFS/ Sun Life Emerging Growth - S Class	MFS/ Sun Life Global Governments - S Class
MFS/ Sun Life Emerging Markets Equity - S Class	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life Global Growth - S Class	MFS/ Sun Life High Yield - S Class
MFS/ Sun Life International Growth - S Class	MFS/ Sun Life Strategic Income - S Class
MFS/ Sun Life Managed Sectors - S Class	Money Market Fund
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Money Market - S Class
Stock - S Class
MFS/ Sun Life Research International - S Class
MFS/ Sun Life Strategic Growth - S Class

*Formerly known as MFS/Sun Life Research Growth & Income - S Class.

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS/Sun Life Series Trust.

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for future reference. They contain important information about the Contract and the Funds.

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We have filed a Statement of Additional Information dated April 30, 2004 (the "SAI") with the Securities

and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 46 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this prospectus to receipt by us means receipt at the following address:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

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Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating To Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options: The MFS/Sun Life Series Trust *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Purchase Payment Interest *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates *

Optional Programs *

Withdrawals, Withdrawal Charge And Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals Not Subject to Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification in the Case of Group Contracts *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

Due Proof of Death *

The Income Phase -- Annuity Provisions *

Selection of the Annuitant or Co-Annuitant *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right to Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Deductibility of Purchase Payments *

Pre-Distribution Taxation of Contracts *

Distributions and Withdrawals from Non-Qualified Contracts *

Distributions and Withdrawals from Qualified Contracts *

Withholding *

Investment Diversification and Control *

Tax Treatment of the Company and the Variable Account *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *

Individual Retirement Accounts *

Roth IRAs *

Status of Optional Death Benefit Riders *

Puerto Rico Tax Considerations *

Administration of the Contracts *

Distribution of the Contracts *

Performance Information *

Available Information *

Incorporation of Certain Documents By Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A-- Glossary  *

Appendix B-- Withdrawals, Withdrawal Charges and the Market Value Adjustment *

Appendix C-- Calculation of Basic Death Benefit  *

Appendix D-- Calculation of Earnings Enhancement Optional Death Benefit  *

Appendix E-- Calculation of Death Benefit When EEB and MAV and 5% Roll-Up Riders Are Selected  *

Appendix F-- Calculation of Earnings Enhancement  Plus Optional Death Benefit *

Appendix G-- Calculation of Earnings Enhancement Plus With MAV Optional Death Benefit *

Appendix H-- Calculation of Earnings Enhancement Plus With 5% Roll -Up Optional Death Benefit  *

Appendix I--  Calculation of Purchase Payment Interest (Bonus Credit)  *

Appendix J-- Condensed Financial Information - Accumulation Unit Values *

Appendix K-- Investment Options and Expenses for Initial Class Shares  *

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SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The MFS Regatta Extra Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $1 million or, if the Purchase Payment would cause your Account Value to exceed $1 million. In addition, we will credit your Contract with Purchase Payment Interest at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is a separate series of the MFS/Sun Life Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

During the Accumulation Phase, we deduct a $35 Annual Account Fee, if your Account Value is less than $100,000 on your Account Anniversary. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year. After the fifth Contract Year, we may increase the fee, but it will never exceed $50.

We deduct a mortality and expense risk charge of 1.30% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Contract year and declines to 0% after seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.15% to 0.40% of the average daily value of your Contract, depending upon which optional death benefit rider(s) you elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, one or more of the optional death benefit rider. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one or more of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract earnings in the prior Account Year and (2) 10% of all Purchase Payments made in the last 7 Account Years (including the current Account Year). All other Purchase Payments are subject to the withdrawal charge. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you can cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

            Sun Life Assurance Company of Canada (U.S.)

            P. O. Box 9133

            Wellesley Hills , Massachusetts 02481

            Toll Free (800) 752-7215

FEES AND EXPENSES

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**
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Premium Taxes
(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***

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*	Number of Complete Account Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	7%
	4-5	6%
	5-6	5%
	6-7	4%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")
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***

The premium tax rate and base vary by state and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.30%

Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.45%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%**

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.85%
*

The Annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed annually, but it will never be greater than $50. The fee is waived on Contracts greater than $100,000 in value on your Account Anniversary and on Contracts fully invested in the Fixed Account during the entire Account Year. (See "Account Fee.")

**	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Rider(s) Elected	% of Average Daily Value

"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

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Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.82%	2.07%
After reimbursement of contractual expenses**	0.82%	1.45%
*	The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursement.

**

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses of 0.82% and 1.45%, respectively, are for all Funds taking account of the above-mentioned contractual expense reimbursement arrangements, where applicable.

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THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

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The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

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1 year	3 years	5 years	10 years

$1,070	$1,821	$2,593	$4,340
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 350	$1,191	$2,053	$4,340

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The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ('Variable Accumulation Units') is included in the back of this Prospectus as Appendix J.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the Owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under Your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

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We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

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We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

Effective December 31, 2003, Keyport Life Insurance Company ("Keyport") merged with and into Sun Life (U.S.), with Sun Life (U.S.) as the surviving entity. Keyport was an affiliate of Sun Life (U.S.). Keyport was a stock life insurance company organized under the laws of the State of Rhode Island in 1957. Keyport was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

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THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality

and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully

invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE MFS/SUN LIFE SERIES TRUST

The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

The Series Fund is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 series (each, a "Fund"), each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the Funds described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

The Series Fund pays fees to MFS for its services pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients.

MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Series, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the series fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each fund may be found in the current prospectus of the Series Fund. You should read the Series Fund prospectus carefully before investing. The Series Fund prospectus and the Series Fund's Statement of Additional Information are available by calling 1-800-752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person"

dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with interest at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

OPTION A: The 2% Five -Year Anniversary Interest Option -- Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Account Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

OPTION B: The 3%, 4%, or 5% Interest Option -- Under this option we will credit your Contract with interest at the following rates:
o	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;

o	4% of each Purchase Payment if your Net Purchase Payments is $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and

o	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Account Year. If your Net Purchase Payments at the end of your first Account Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Account Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Account Anniversary.

The Contracts are designed to give the most value to Participants with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix I.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Participants on a prospective basis.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges

and the administrative expense charge) plus any applicable charge for optional benefit riders. See "Contract Charges."

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For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers to and from Guarantee Periods;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

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     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm, or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. If, in our judgment we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process or delay processing certain transfers requested by such a third party.

In particular, we will treat as short-term trading activity any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf), and we also reserve the right to reject or delay such transfer request and take other action. Such other actions include, but are not limited to, restricting your transfer privileges more narrowly than the policies described under "Transfer Privilege" and refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Transfers that are delayed will be delayed one Business Day. Both the purchase and redemption sides of the transfer will be processed on the second Business Day. In addition to the restrictions on short-term trading, third parties that engage in reallocations of contract values are subject to special restrictions. The special restrictions, among other requirements, may limit the frequency of the transfer, require advance notice of the transfer, and entail a reallocation or exchange of 100% of values in the redeeming sub-accounts.

In addition, some of the Funds reserve the right to delay or refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse or delay requests involving transfers to or from the Fixed Account.

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Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative services charge, or the annual Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Series Trust's Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program is treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

     Systematic Withdrawal and Interest out Programs

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program or our Interest out Program.

Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs are subject to surrender charges. They may also be included as income and subject to a 10% federal tax penalty. You should consult your tax adviser before choosing these options.

You may change or stop either program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Futures Program

Under the Secured Futures Program, we divide your Purchase Payments and Purchase Payment Interest between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment and Purchase Payment Interest necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment and Purchase Payment Interest will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment and Purchase Payment Interest(assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge," below), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment," below).Withdrawals also may have adverse federal income tax consequences, including a10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Tax Considerations -- Tax-Sheltered Annuities."

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Account Years that you have not previously withdrawn, plus the greater of:
o	your Contract's earnings (defined below) during the prior Account Year; and

o	10% of the amount of all Purchase Payments you have made during the last 7 Account Years, including the current Account Year.

Any portion of the "free withdrawal amount" that you do not use in an Account Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Account Year are equal to:
o	the difference between your Account Value at the end of the prior Account Year and your Account Value at the beginning of the prior Account Year, minus

o	any Purchase Payments made during the prior Account Year, plus

o	any partial withdrawals and charges taken during the prior Account Year.

For an example of how we calculate the "free withdrawal amount", see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the oldest remaining Purchase Payment to be withdrawn first, then the next oldest, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7 year period and moves down a declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 8%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have an 8% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account.

Number of
Account Years
Payment Has Been	Withdrawal
in Your Account	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	7%
4-5	6%
5-6	5%
6-7	4%
7+	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the excess of Purchase Payments you make under your Contract over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since we issued your Contract, and

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state.

o	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us with evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

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We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit (except under the Cash Surrender method), or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

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Market Value Adjustment

We will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (I.E., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

No Market Value Adjustment will apply to Contracts issued in the states of California, Maryland, Oregon, Texas and Washington.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $35 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1through 5, the Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is more than $100,000 on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

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During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the

Variable Account at an effective annual rate equal to 1.30%. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the Account Fee and administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.
% of Average
Rider(S) You Elect*	Daily Value
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus with MAV"	0.40%
"EEB Plus with 5% Roll-Up"	0.40%

                                          *As defined below

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at anytime, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on your date of death, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

Amount of Death Benefit

To calculate the amount of your death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of your death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before your death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Purchase Payments (adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, the basic death benefit may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the basic death benefit by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o

your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments, partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or
o	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Plus amount." Calculated as of the Death Benefit Date, the "EEB Plus amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus With MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider PLUS the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus With 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider PLUS the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider, and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:
o	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.

o

MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

o

EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

o

MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the basic death benefit or any rider you have selected. All Contract provisions, including any riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a value equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, the surviving spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the basic death benefit or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the basic death benefit or under any of the optional death benefit riders, your Account Value will be increased by the excess, if any, of that amount over option (1) of the basic death benefit. Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Sun Capital Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is the Owner's spouse, the Beneficiary may elect to continue the Contract. . This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option(s) in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
o	An original certified copy of an official death certificate;

o	An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o	Any other proof we find satisfactory.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the first month following your first Account Anniversary.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

      Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      Annuity Option B -- Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

      Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

      Annuity Option D -- Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

      Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

      Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.45% of your Account's average daily net assets. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Options elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933.We will also send such statements reflecting transactions in your Account as maybe required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute shares of another Fund or shares of another registered open-end investment company or unit investment trust for the shares held in any Sub-Account, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must beat least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
o	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

o	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments. and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the Owner's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

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Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

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     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

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If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

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o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

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In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

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     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

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The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 should prevent the holding in Rev. Rul. 2003-91 from applying. Nevertheless, you should consult with a competent tax adviser on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

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     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2,

has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section

72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. We will provide the necessary information for Contracts issued in connection with Roth IRAs.

     Status of Optional Death Benefit Riders

Under the Code, IRAs may not invest in life insurance policies. Regulations issued by the Treasury Department provide that death benefits under IRAs do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the IRA.

In certain circumstances, the death benefit payable under the Contract's Optional Death Benefit Riders may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Contract. We have filed the Contract and the EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Optional Death Benefit Riders ("New Riders") with the Internal Revenue Service ("IRS") requesting a ruling approving the use of the Contract with the New Riders as an IRA. We have already received a favorable determination letter with respect to the following Optional Death Benefit Riders: EEB; MAV; 5% Roll-Up; EEB and MAV; EEB and 5% Roll-Up; MAV and 5% Roll-Up; and EEB and MAV and 5% Roll-Up ("Old Riders").

Although we regard the New Riders as an investment protection feature that should not result in adverse tax treatment, we give no assurance that the IRS will approve the use of the Contract with the New Riders in IRAs. Denial of our request by the IRS could result in taxation of the entire balance of your IRA and penalty taxes. You should consult a qualified tax adviser before adding any of the New Riders to your Contract if it is an IRA.

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax adviser.

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

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We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." During 2001, 2002 and 2003, approximately $3,199,986, $809,356 and $92,878 respectively, in commissions was paid to but not retained by Clarendon in connection with the distribution of the Contracts.


PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some Sub-Accounts.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period since we started offering the Sub-Accounts under the Futurity products or, if shorter, the life of the Sub-Account. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Futurity products. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of$1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Sun Capital Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contract. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contract, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024,Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


The Company's Annual Report on Form 10-K for the year ended December 31, 2003 filed with the SEC pursuant

to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus).Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance

company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business

and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

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The financial statements of the Variable Account for the year ended December 31, 2003 are also included in the SAI.


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data
Tax-Deferred Accumulation
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements
 Appendix A


This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange

Commission in a Statement of Additional Information dated April 30, 2004, which is incorporated herein by

reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, MA 02481

Please send me a Statement of Additional Information for
MFS Regatta Extra Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.
Name

Address

City	State Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:
ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for receiving annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are co-Owners of a Non-Qualified Contract, the surviving co-Owner will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY: Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIFTH-YEAR ANNIVERSARY: The fifth Account Anniversary and each succeeding Account Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Account Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A series of the Series Fund in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This is also the term used to describe the total contribution made to the Contract minus the total withdrawals.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are 2 Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
Account Year	Hypothetical Account Value	Annual Earnings	Cumulative Annual Earnings	Free Withdrawal Amount	Payment Subject to Withdrawal Charge	Withdrawal Charge Percentage	Withdrawal Charge Amount
a 1	$41,000	$1,000	$ 1,000	$ 4,000	$36,000	8.00%	$2,880
2	$45,100	$4,100	$ 5,100	$ 4,000	$36,000	8.00%	$2,880
3	$49,600	$4,500	$ 9,600	$ 4,100	$35,900	7.00%	$2,513
b 4	$52,100	$2,500	$12,100	$ 4,500	$35,500	7.00%	$2,485
5	$57,300	$5,200	$17,300	$ 4,000	$36,000	6.00%	$2,160
6	$63,000	$5,700	$23,000	$ 5,200	$34,800	5.00%	$1,740
7	$66,200	$3,200	$26,200	$ 5,700	$34,300	4.00%	$1,372
c 8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Account Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Account Year, and (2) 10% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $36,000, which equals the New Payments of $40,000 minus the free withdrawal amount of $4,000.

(b)	In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $35,500.

(c)

In Account Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,100, $9,000, $12,000, and $20,000.
					Remaining
					Free
	Hypothetical				Withdrawal	Amount of
	Account				Amount	Withdrawal
	Value				Before	Subject to	Withdrawal	Withdrawal
	Before		Cumulative	Amount of	Charge	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount
1	$41,000	$1,000	$ 1,000	$ 0	$4,000	$ 0	8.00%	$ 0
2	$45,100	$4,100	$ 5,100	$ 0	$4,000	$ 0	8.00%	$ 0
3	$49,600	$4,500	$ 9,600	$ 0	$4,100	$ 0	7.00%	$ 0
a4	$50,100	$ 500	$10,100	$ 4,100	$4,500	$ 0	7.00%	$ 0
b4	$46,800	$ 800	$10,900	$ 9,000	$ 400	$ 8,600	7.00%	$ 602
c4	$38,400	$ 600	$11,500	$12,000	$ 0	$12,000	7.00%	$ 840
d4	$26,800	$ 400	$11,900	$20,000	$ 0	$14,900	7.00%	$1,043
(a)

In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Account Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Account Year 4 partial withdrawals($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Account Year 4 partial withdrawals($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $25,100 of New Payments has already been surrendered, only $14,900 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $5,100 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Account Year 4 withdrawals is $2,485, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page. Any additional Account Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

Part 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

      The MVA Factor is: [(1 + I) / (1 + J + b)] ^ (N/12) -1

      These examples assume the following:
o	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

o	The date of surrender is 2 years from the Expiration Date (N = 24).

o	The value of the Guarantee Amount on the date of surrender is $11,910.16.

o	The interest earned in the current Account Year is $674.16.

o	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

o	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

      Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) X -.037 = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X -.037 = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) X .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 74,400.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$60,000.00
Cash Surrender Value*	=	$55,200.00
Adjusted Purchase Payments**	=	$75,000.00
The Basic Death Benefit would therefore be:		$75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value.

For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments X (Account Value after withdrawal divided by Account Value before withdrawal)

$100,000.00 X ($60,000.00 divided by $80,000.00)  = $75,000

APPENDIX D

CALCULATION OF EARNINGS ENHANCEMENT OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$131,400
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore be		$135,000

~ plus ~

The EEB amount calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$35,000
40% of the above amount	=	$14,000
Cap of 40% of Adjusted Purchase Payments	=	$40,000
The lesser of the above two amounts = the EEB amount	=	$14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$111,400
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

~ plus ~

The EEB amount calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$29,815
40% of the above amount	=	$11,926
Cap of 40% of Adjusted Purchase Payments	=	$34,074
The lesser of the above two amounts = the EEB amount	=	$11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX E

CALCULATION OF DEATH BENEFIT WHEN EEB AND MAV AND 5% ROLL-UP RIDERS ARE SELECTED

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $131,400
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-Up Value	= $140,000
Maximum Anniversary Value	= $142,000
The Death Benefit Amount would therefore	= $142,000

         ~ plus ~

The EEB amount calculated as follows:
Account Value minus Adjusted Purchase Payments	= $35,000
40% of the above amount	= $14,000
Cap of 40% of Adjusted Purchase Payments	= $40,000
The lesser of the above two amounts = the EEB amount	= $14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F

CALCULATION OF EARNINGS ENHANCEMENT PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$131,400
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

    ~ plus ~

The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EARNINGS ENHANCEMENT PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$131,400
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

    ~ plus ~

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EARNINGS ENHANCEMENT PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$131,400
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

     ~ plus ~

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1: Option A

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Account Year. On each fifth Account Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Account Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Account Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Account Anniversary is $74,970.00. We will credit your account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Account Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follow:

Net Purchase Payments less than $100,000.00 will receive	3%
Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%
Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000, or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Account Anniversary to ensure that all Net Purchase Payments received the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Account Anniversary, we will credit your Account an additional $1800.00, which is equal to:

Total Net Purchase Payments of $530,000.00 x 5%	=	$26,500.00
Total Purchase Payment Interest received	=	$24,700.00

First Account Anniversary Adjustment	=	$ 1,800.00

Example 3: Option B with a Withdrawal

Using the same example as above, suppose that before the first Account Anniversary you make a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 - $20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.

Your initial Payment of $50,000.00 received	3%
Your second Payment of $80,000.00 received	4%
Your third Payment of $400,000.00 received the	5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.

$50,000.00 X 2%	= $1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	= $ 600.00
Total credit due	= $1,600.00

On your First Account Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

APPENDIX J

CONDENSED FINANCIAL INFORMATION -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year
Bond S Class - Level 1
	2003	10.8448	11.6954	246,330
	2002	10.0704	10.8448	231,496
	2001	10.0000	10.0704	183,918

Bond S Class - Level 4
	2003	10.7857	11.5845	365,133
	2002	10.0563	10.7857	296,455
	2001	10.0000	10.0563	87,767

Bond Series - Level 1
	2003	12.3831	13.3898	306,146
	2002	11.4656	12.3831	337,561
	2001	10.7940	11.4656	418,091
	2000	10.0000	10.7940	77,459

Bond Series - Level 4
	2003	12.2509	13.1931	393,965
	2002	11.3894	12.2509	419,756
	2001	10.7662	11.3894	309,775
	2000	10.0000	10.7662	86,798

Capital Appreciation S Class - Level 1
	2003	6.4565	8.1668	191,672
	2002	9.7147	6.4565	183,342
	2001	10.0000	9.7147	74,229

Capital Appreciation S Class - Level 4
	2003	6.4212	8.0892	220,430
	2002	9.7010	6.4212	233,236
	2001	10.0000	9.7010	99,789

Capital Appreciation Series - Level 1
	2003	4.3185	5.4778	980,310
	2002	6.4812	4.3185	1,017,954
	2001	8.8067	6.4812	1,120,416
	2000	10.0000	8.8067	693,430

Capital Appreciation Series - Level 4
	2003	4.2722	5.3971	1,002,801
	2002	6.4379	4.2722	1,015,016
	2001	8.7838	6.4379	1,153,121
	2000	10.0000	8.7838	541,268

Capital Opportunities S Class - Level 1
	2003	6.5096	8.2118	89,374
	2002	9.5101	6.5096	83,681
	2001	10.0000	9.5101	59,199

Capital Opportunities S Class - Level 4
	2003	6.4740	8.1338	112,842
	2002	9.4967	6.4740	131,167
	2001	10.0000	9.4967	59,725

Capital Opportunities Series - Level 1
	2003	4.7457	6.0007	1,227,613
	2002	6.9184	4.7457	1,407,887
	2001	9.3555	6.9184	1,904,593
	2000	10.0000	9.3555	1,309,871

Capital Opportunities Series - Level 4
	2003	4.6947	5.9122	1,059,533
	2002	6.8720	4.6947	1,215,760
	2001	9.3310	6.8720	1,444,497
	2000	10.0000	9.3310	1,139,592

Emerging Growth S Class - Level 1
	2003	6.2799	8.1160	109,022
	2002	9.7072	6.2799	104,894
	2001	10.0000	9.7072	27,050

Emerging Growth S Class - Level 4
	2003	6.2456	8.0389	106,942
	2002	9.6936	6.2456	99,902
	2001	10.0000	9.6936	47,057

Emerging Growth Series - Level 1
	2003	3.6405	4.7178	1,322,149
	2002	5.6122	3.6405	1,462,064
	2001	8.7059	5.6122	1,931,648
	2000	10.0000	8.7059	1,479,829

Emerging Growth Series - Level 4
	2003	3.6014	4.6482	1,310,529
	2002	5.5746	3.6014	1,421,263
	2001	8.6831	5.5746	1,863,339
	2000	10.0000	8.6831	1,307,630

Emerging Markets Equity S Class - Level 1
	2003	9.9507	14.9184	47,090
	2002	10.3158	9.9507	12,287
	2001	10.0000	10.3158	4,920

Emerging Markets Equity S Class - Level 4
	2003	9.8964	14.7769	23,052
	2002	10.3013	9.8964	14,005
	2001	10.0000	10.3013	2,531

Emerging Markets Equity Series - Level 1
	2003	7.6965	11.5750	158,028
	2002	7.9641	7.6965	138,643
	2001	8.1666	7.9641	83,042
	2000	10.0000	8.1666	57,546

Emerging Markets Equity Series - Level 4
	2003	7.6143	11.4049	102,380
	2002	7.9111	7.6143	93,925
	2001	8.1455	7.9111	81,149
	2000	10.0000	8.1455	60,368

Global Asset Allocation S Class - Level 1
	2003	8.9246	0	0
	2002	9.7519	8.9246	8,463
	2001	10.0000	9.7519	1,535

Global Asset Allocation S Class - Level 4
	2003	8.8758	0	0
	2002	9.7382	8.8758	22,740
	2001	10.0000	9.7382	4,608

Global Asset Allocation Series - Level 1
	2003	8.0769	0	0
	2002	8.8045	8.0769	28,910
	2001	9.8099	8.8045	33,260
	2000	10.0000	9.8099	26,394

Global Asset Allocation Series - Level 4
	2003	7.9903	0	0
	2002	8.7456	7.9903	13,282
	2001	9.7841	8.7456	10,469
	2000	10.0000	9.7841	9,050

Global Governments S Class - Level 1
	2003	11.5106	13.0794	86,129
	2002	9.7098	11.5106	118,181
	2001	10.0000	9.7098	160

Global Governments S Class - Level 4
	2003	11.4479	12.9554	19,561
	2002	9.6962	11.4479	16,694
	2001	10.0000	9.6962	1,262

Global Governments Series - Level 1
	2003	11.8379	13.4858	175,402
	2002	9.9585	11.8379	424,808
	2001	10.3268	9.9585	26,918
	2000	10.0000	10.3268	20,989

Global Governments Series - Level 4
	2003	11.7112	13.2874	205,829
	2002	9.8920	11.7112	317,392
	2001	10.2999	9.8920	59,309
	2000	10.0000	10.2999	27,812

Global Growth S Class - Level 1
	2003	7.6572	10.1971	31,665
	2002	9.6721	7.6572	30,446
	2001	10.0000	9.6721	13,028

Global Growth S Class - Level 4
	2003	7.6154	10.1003	27,349
	2002	9.6585	7.6154	18,663
	2001	10.0000	9.6585	6,219

Global Growth Series - Level 1
	2003	5.7109	7.6229	294,421
	2002	7.1871	5.7109	307,227
	2001	9.0816	7.1871	390,855
	2000	10.0000	9.0816	346,962

Global Growth Series - Level 4
	2003	5.6496	7.5106	234,139
	2002	7.1390	5.6496	240,206
	2001	9.0579	7.1390	280,534
	2000	10.0000	9.0579	297,452

Global Telecommunications S Class - Level 1
	2003	5.6116	0	0
	2002	0	5.6116	1,432
	2001	10.0000	0	0

Global Telecommunications S Class - Level 4
	2003	5.5809	0	0
	2002	9.4099	5.5809	3,348
	2001	10.0000	9.4099	2,559

Global Telecommunications Series - Level 1
	2003	2.5021	0	0
	2002	4.1960	2.5021	10,752
	2001	7.2821	4.1960	24,694
	1999	10.0000	7.2821	3,116

Global Telecommunications Series - Level 4
	2003	2.4787	0	0
	2002	4.1737	2.4787	14,418
	2001	7.2734	4.1737	17,539
	2000	10.0000	7.2734	4,925

Global Total Return S Class - Level 1
	2003	9.6390	11.6399	44,199
	2002	9.7416	9.6390	23,044
	2001	10.0000	9.7416	6,350

Global Total Return S Class - Level 4
	2003	9.5864	11.5294	61,860
	2002	9.7279	9.5864	57,713
	2001	10.0000	9.7279	15,950

Global Total Return Series - Level 1
	2003	9.2739	11.2392	115,043
	2002	9.3541	9.2739	95,828
	2001	10.1186	9.3541	67,415
	2000	10.0000	10.1186	37,443

Global Total Return Series - Level 4
	2003	9.1746	11.0738	91,589
	2002	9.2917	9.1746	57,024
	2001	10.0923	9.2917	54,274
	2000	10.0000	10.0923	19,112

Government Securities S Class - Level 1
	2003	10.9147	10.9575	680,936
	2002	10.1131	10.9147	738,355
	2001	10.0000	10.1131	327,523

Government Securities S Class - Level 4
	2003	10.8551	10.8535	539,642
	2002	10.0990	10.8551	552,995
	2001	10.0000	10.0990	168,112

Government Securities Series - Level 1
	2003	12.3376	12.4200	752,873
	2002	11.4015	12.3376	914,830
	2001	10.7679	11.4015	986,197
	2000	10.0000	10.7679	217,774

Government Securities Series - Level 4
	2003	12.2054	12.2370	670,830
	2002	11.3252	12.2054	816,092
	2001	10.7396	11.3252	734,951
	2000	10.0000	10.7396	310,046

High Yield S Class - Level 1
	2003	9.9624	11.9002	240,309
	2002	9.8804	9.9624	233,214
	2001	10.0000	9.8804	71,887

High Yield S Class - Level 4
	2003	9.9081	11.7873	221,526
	2002	9.8665	9.9081	190,480
	2001	10.0000	9.8665	53,388

High Yield Series - Level 1
	2003	9.3521	11.1926	715,051
	2002	9.2402	9.3521	528,944
	2001	9.2152	9.2402	600,050
	2000	10.0000	9.2152	246,939

High Yield Series - Level 4
	2003	9.2523	11.0283	639,204
	2002	9.1789	9.2523	404,944
	2001	9.1916	9.1789	455,393
	2000	10.0000	9.1916	174,044

International Growth S Class - Level 1
	2003	8.2358	11.2295	147,068
	2002	9.4987	8.2358	70,812
	2001	10.0000	9.4987	21,268

International Growth S Class - Level 4
	2003	8.1908	11.1229	84,371
	2002	9.4853	8.1908	88,084
	2001	10.0000	9.4853	33,632

International Growth Series - Level 1
	2003	6.6936	9.1473	316,005
	2002	7.7085	6.6936	347,111
	2001	9.3003	7.7085	402,147
	2000	10.0000	9.3003	233,234

International Growth Series - Level 4
	2003	6.6220	9.0127	270,950
	2002	7.6571	6.6220	354,597
	2001	9.2762	7.6571	470,587
	2000	10.0000	9.2762	224,129

International Investors Trust S Class - Level 1
	2003	8.6823	11.3971	100,344
	2002	0	8.6823	11,407
	2001	10.0000	0	0

International Investors Trust S Class - Level 4
	2003	8.6349	11.2889	20,021
	2002	9.3555	8.6349	10,242
	2001	10.0000	9.3555	1,837

International Investors Trust Series - Level 1
	2003	7.5913	9.9969	101,520
	2002	8.1896	7.5913	84,089
	2001	10.0000	8.1896	142,672

International Investors Trust Series - Level 4
	2003	7.5105	9.8505	97,175
	2002	8.1356	7.5105	96,329
	2001	10.0000	8.1356	28,159

Managed Sectors S Class - Level 1
	2003	7.0068	8.6251	30,357
	2002	9.6275	7.0068	26,272
	2001	10.0000	9.6275	1,466

Managed Sectors S Class - Level 4
	2003	6.9685	8.5432	44,204
	2002	9.6140	6.9685	34,401
	2001	10.0000	9.6140	17,423

Managed Sectors Series - Level 1
	2003	3.8439	4.7461	318,271
	2002	5.2703	3.8439	371,127
	2001	8.2945	5.2703	442,617
	2000	10.0000	8.2945	342,650

Managed Sectors Series - Level 4
	2003	3.8027	4.6761	309,452
	2002	5.2351	3.8027	340,656
	2001	8.8729	5.2351	447,276
	2000	10.0000	8.8729	395,973

Massachusetts Investors Growth Stock S Class - Level 1
	2003	6.9202	8.3779	431,473
	2002	9.7687	6.9202	214,623
	2001	10.0000	9.7687	206,673

Massachusetts Investors Growth Stock S Class - Level 4
	2003	6.8823	8.2983	271,002
	2002	9.7550	6.8823	247,447
	2001	10.0000	9.7550	113,890

Massachusetts Investors Growth Stock Series - Level 1
	2003	4.9439	6.0117	2,199,285
	2002	6.9732	4.9439	2,405,112
	2001	9.4222	6.9732	3,000,575
	2000	10.0000	9.4222	2,157,835

Massachusetts Investors Growth Stock Series - Level 4
	2003	4.8908	5.9231	1,752,199
	2002	6.9265	4.8908	1,925,614
	2001	9.3976	6.9265	2,221,381
	2000	10.0000	9.3976	1,511,093

Massachusetts Investors Trust S Class - Level 1
	2003	7.4863	9.0342	719,850
	2002	9.6642	7.4863	455,882
	2001	10.0000	9.6642	169,451

Massachusetts Investors Trust S Class - Level 4
	2003	7.4454	8.9484	467,573
	2002	9.6506	7.4454	480,067
	2001	10.0000	9.6506	166,841

Massachusetts Investors Trust Series - Level 1
	2003	6.4955	7.8630	1,876,045
	2002	8.3672	6.4955	2,102,878
	2001	10.0762	8.3672	2,386,638
	2000	10.0000	10.0762	1,567,339

Massachusetts Investors Trust Series - Level 4
	2003	6.4258	7.7471	1,779,919
	2002	8.3113	6.4258	1,947,932
	2001	10.0499	8.3113	2,300,970
	2000	10.0000	10.0499	1,325,352

Mid Cap Value S Class - Level 1
	2003	7.8524	10.2076	96,772
	2002	10.0000	7.8524	11,246

Mid Cap Value S Class - Level 4
	2003	7.8310	10.1385	33,290
	2002	10.0000	7.8310	15,213

Mid Cap Growth S Class - Level 1
	2003	5.0192	6.7930	266,703
	2002	9.6403	5.0192	86,747
	2001	10.0000	9.6403	78,108

Mid Cap Growth S Class - Level 4
	2003	4.9917	6.7284	265,804
	2002	9.6268	4.9917	221,879
	2001	10.0000	9.6268	63,396

Mid Cap Growth Series - Level 1
	2003	3.6428	4.9498	431,606
	2002	6.9956	3.6428	547,478
	2001	9.2420	6.9956	338,295
	2000	10.0000	9.2420	76,464

Mid Cap Growth Series - Level 4
	2003	3.6088	4.8837	643,080
	2002	6.9587	3.6088	889,591
	2001	9.2310	6.9587	483,477
	2000	10.0000	9.2310	137,221

Money Market S Class - Level 1
	2003	9.9792	9.8716	268,295
	2002	10.0235	9.9792	902,625
	2001	10.0000	10.0235	189,232

Money Market S Class - Level 4
	2003	9.9247	9.7780	183,789
	2002	10.0094	9.9247	547,993
	2001	10.0000	10.0094	168,449

Money Market Series - Level 1
	2003	10.5321	10.4447	636,295
	2002	10.5526	10.5321	1,073,943
	2001	10.3184	10.5526	1,549,643
	2000	10.0000	10.3184	728,487

Money Market Series - Level 4
	2003	10.4196	10.2912	622,825
	2002	10.4824	10.4196	970,151
	2001	10.2918	10.4824	1,092,373
	2000	10.0000	10.2918	568,861

New Discovery S Class - Level 1
	2003	6.7344	8.9605	301,457
	2002	10.3009	6.7344	110,871
	2001	10.0000	10.3009	138,255

New Discovery S Class - Level 4
	2003	6.6975	8.8753	191,679
	2002	10.2864	6.6975	213,470
	2001	10.0000	10.2864	72,083

New Discovery Series - Level 1
	2003	6.3345	8.4458	580,547
	2002	9.6602	6.3345	677,997
	2001	10.3314	9.6602	732,851
	2000	10.0000	10.3314	529,521

New Discovery Series - Level 4
	2003	6.2665	8.3212	816,862
	2002	9.5955	6.2665	913,889
	2001	10.3044	9.5955	957,146
	2000	10.0000	10.3044	664,181

Research S Class - Level 1
	2003	7.0942	8.7401	75,935
	2002	9.6436	7.0942	67,643
	2001	10.0000	9.6436	35,197

Research S Class - Level 4
	2003	7.0555	8.6571	57,439
	2002	9.6300	7.0555	84,902
	2001	10.0000	9.6300	30,393

Research Series - Level 1
	2003	5.4279	6.7036	672,607
	2002	7.3577	5.4279	750,854
	2001	9.4985	7.3577	927,541
	2000	10.0000	9.4985	661,535

Research Series - Level 4
	2003	5.3696	6.6047	554,513
	2002	7.3084	5.3696	621,075
	2001	9.4737	7.3084	705,628
	2000	10.0000	9.4737	443,675

Research Growth and Income S Class - Level 1
	2003	7.6623	9.6275	48,000
	2002	9.9196	7.6623	44,715
	2001	10.0000	9.9196	80,315

Research Growth and Income S Class - Level 4
	2003	7.6204	9.5361	83,099
	2002	9.9056	7.6204	78,247
	2001	10.0000	9.9056	32,975

Research Growth and Income Series - Level 1
	2003	6.9369	8.7413	211,418
	2002	8.9560	6.9369	218,108
	2001	10.2001	8.9560	192,704
	2000	10.0000	10.2001	67,362

Research Growth and Income Series - Level 4
	2003	6.8628	8.6129	174,005
	2002	8.8965	6.8628	170,347
	2001	10.1739	8.8965	228,763
	2000	10.0000	10.1739	91,377

Research International S Class - Level 1
	2003	8.1984	10.7786	49,797
	2002	9.4141	8.1984	44,880
	2001	10.0000	9.4141	88,305

Research International S Class - Level 4
	2003	8.1535	10.6762	42,532
	2002	9.4009	8.1535	40,711
	2001	10.0000	9.4009	17,559

Research International Series - Level 1
	2003	6.5205	8.6018	302,965
	2002	7.4747	6.5205	394,956
	2001	9.2229	7.4747	404,539
	2000	10.0000	9.2229	307,752

Research International Series - Level 4
	2003	6.4506	8.4751	300,191
	2002	7.4247	6.4506	377,643
	2001	9.1989	7.4247	330,427
	2000	10.0000	9.1989	272,786

Strategic Growth S Class - Level 1
	2003	6.7034	8.3931	35,139
	2002	9.7375	6.7034	19,601
	2001	10.0000	9.7375	6,667

Strategic Growth S Class - Level 4
	2003	6.6667	8.3133	82,536
	2002	9.7238	6.6667	65,816
	2001	10.0000	9.7238	37,762

Strategic Growth Series - Level 1
	2003	4.3868	5.5136	250,865
	2002	6.3683	4.3868	266,566
	2001	8.5749	6.3683	352,982
	2000	10.0000	8.5749	253,737

Strategic Growth Series - Level 4
	2003	4.3398	5.4323	203,343
	2002	6.3257	4.3398	209,725
	2001	8.5525	6.3257	255,878
	2000	10.0000	8.5525	236,104

Strategic Income S Class - Level 1
	2003	10.6522	11.8076	71,763
	2002	10.0785	10.6522	135,308
	2001	10.0000	10.0785	42,934

Strategic Income S Class - Level 4
	2003	10.5941	11.6955	150,740
	2002	10.0643	10.5941	73,680
	2001	10.0000	10.0643	15,811

Strategic Income Series - Level 1
	2003	11.0467	12.2896	122,209
	2002	10.4286	11.0467	95,953
	2001	10.2398	10.4286	111,966
	2000	10.0000	10.2398	41,244

Strategic Income Series - Level 4
	2003	10.9289	12.1092	142,706
	2002	10.3593	10.9289	85,802
	2001	10.2135	10.3593	92,454
	2000	10.0000	10.2135	23,478

Strategic Value S Class - Level 1
	2003	10.0000	9.7920	24,356

Strategic Value S Class - Level 4
	2003	10.0000	9.7257	28,968

Technology S Class - Level 1
	2003	5.1416	7.3656	74,973
	2002	9.7299	5.1416	19,628
	2001	10.0000	9.7299	3,789

Technology S Class - Level 4
	2003	5.1135	7.2956	41,182
	2002	9.7162	5.1135	25,886
	2001	10.0000	9.7162	13,873

Technology Series - Level 1
	2003	2.3181	3.3215	301,161
	2002	4.3548	2.3181	234,671
	2001	7.2283	4.3548	296,806
	2000	10.0000	7.2283	76,758

Technology Series - Level 4
	2003	2.2950	3.2751	302,679
	2002	4.3290	2.2950	259,317
	2001	7.2151	4.3290	265,146
	2000	10.0000	7.2151	80,731

Total Return S Class - Level 1
	2003	9.2388	10.6374	892,593
	2002	9.9609	9.2388	841,416
	2001	10.0000	9.9609	245,648

Total Return S Class - Level 4
	2003	9.1884	10.5364	1,281,780
	2002	9.9469	9.1884	1,073,352
	2001	10.0000	9.9469	266,085

Total Return Series - Level 1
	2003	10.5240	12.1501	1,577,442
	2002	11.3262	10.5240	1,684,447
	2001	11.4353	11.3262	1,919,038
	2000	10.0000	11.4353	531,259

Total Return Series - Level 4
	2003	10.4115	11.9716	1,077,750
	2002	11.2508	10.4115	1,013,897
	2001	11.4058	11.2508	1,387,725
	2000	10.0000	11.4058	263,691

Utilities S Class - Level 1
	2003	6.6702	8.9420	65,463
	2002	8.9236	6.6702	60,803
	2001	10.0000	8.9236	27,459

Utilities S Class - Level 4
	2003	6.6338	8.8571	75,152
	2002	8.9110	6.6338	90,880
	2001	10.0000	8.9110	53,358

Utilities Series - Level 1
	2003	5.8644	7.8749	637,679
	2002	7.8148	5.8644	689,872
	2001	10.4779	7.8148	1,086,053
	2000	10.0000	10.4779	670,496

Utilities Series - Level 4
	2003	5.8015	7.7589	414,219
	2002	7.7626	5.8015	488,158
	2001	10.4505	7.7626	654,964
	2000	10.0000	10.4505	401,366

Value S Class - Level 1
	2003	8.3168	10.2525	435,628
	2002	9.7895	8.3168	447,095
	2001	10.0000	9.7895	242,183

Value S Class - Level 4
	2003	8.2714	10.1551	594,047
	2002	9.7757	8.2714	649,062
	2001	10.0000	9.7757	201,198

Value Series - Level 1
	2003	9.7762	12.0735	595,226
	2002	11.4785	9.7762	677,472
	2001	12.5910	11.4785	709,219
	2000	10.0000	12.5910	203,752

Value Series - Level 4
	2003	9.6717	11.8960	617,437
	2002	11.4022	9.6717	682,107
	2001	12.5586	11.4022	645,263
	2000	10.0000	12.5586	111,256


APPENDIX K

INVESTMENT OPTIONS AND EXPENSES FOR INITIAL CLASS SHARES

The variable Fund options shown in this prospectus are the "Service Class" shares of the MFS/Sun Life Series Trust. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class.

Each Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class." The following Initial Class Funds are available to Owners of such Contracts:

Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
MFS/Sun Life Total Return Series	MFS/ Sun Life Mid Cap Value Series
MFS/Sun Life Global Total Return Series	Mid-Cap Growth Equity Funds
MFS/ Sun Life International Value Series	MFS/ Sun Life Mid Cap Growth Series
MFS/ Sun Life Value Series	Small-Cap Growth Equity Funds
MFS/ Sun Life Strategic Value Series	MFS/ Sun Life New Discovery Series
Large-Cap Blend Equity Funds	Large-Cap Growth Sector Equity Funds
MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Technology Series
MFS/ Sun Life Capital Opportunities Series	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Research Series	MFS/ Sun Life Utilities Series
MFS/ Sun Life Core Equity Series	High Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Government Securities Series
MFS/ Sun Life Capital Appreciation Series	MFS/ Sun Life Bond Series
MFS/ Sun Life Emerging Growth Series	High Quality Long-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Global Governments Series
Stock Series	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life Emerging Markets Equity Series	MFS/ Sun Life High Yield Series
MFS/ Sun Life Global Growth Series	MFS/ Sun Life Strategic Income Series
MFS/ Sun Life International Growth Series	Money Market Fund
MFS/ Sun Life Managed Sectors Series	MFS/ Sun Life Money Market Series
MFS/ Sun Life Research International Series
MFS/ Sun Life Strategic Growth Series


The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense ration. The "Total Annual Fund Operating Expenses" under the heading "FEES AND EXPENSES" and accompanying "EXAMPLE" associated with Initial Class expenses are shown below:

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.57%	1.82%
After reimbursement of contractual expenses**	0.57%	1.45%
*	The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursement.

**

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses of 0.57% and 1.45%, respectively, are for all Funds taking account of the above-mentioned contractual expense reimbursement arrangements, where applicable.


EXAMPLE

*  *  *  *  *
(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$1,070	$1,771	$2,495	$4,136

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$350	$1,141	$1,955	$4,136


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Telephone:
Toll Free (800) 752-7215

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

EXTRA        5/2004

PART B


APRIL 30, 2004

MFS REGATTA EXTRA


VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Accountants
Financial Statements
Appendix A

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity Accolade Variable and Fixed Annuity Contract and the Regatta Extra Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F

(the "Variable Account") which is not included in the corresponding Prospectus dated April 30, 2004. This

Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888)-786-2435 for the Futurity Contracts or (800) 752-7215 for the Regatta Contracts.


The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.

The tables below show, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you have selected the EEB Plus MAV optional death benefit rider for total maximum insurance charges of 1.85% of the average daily net assets in your Variable Account. If you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 1.85% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception

Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2003.

MFS REGATTA EXTRA

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	0.01	3.66		4.38
Capital Appreciation S Class	11/30/1989	18.58	-8.44	4.3	6.29
Capital Opportunities S Class	6/3/1996	18.24	-4.51		4.7
Emerging Growth S Class	5/1/1995	21.32	-7.45		5.65
Emerging Markets Equity S Class	6/5/1996	41.92	8.49		1.64
Global Governments S Class	11/30/1989	5.77	2.22	3.28	5.13
Global Growth S Class	11/16/1993	25.24	1.57	6.14	6.68
Global Total Return S Class	11/7/1994	12.87	1.79		7.31
Government Securities S Class	11/30/1989	-7.39	2.43	3.86	4.88
High Yield S Class	11/30/1989	11.57	1.39	3.94	6.03
International Growth S Class	6/3/1996	28.4	1.73		0.77
International Value S Class	10/2/1995	23.34	0.85		4.2
Managed Sectors S Class	11/30/1989	15.2	-5.82	4.23	5.75
Mass Investors Growth Stock S Class	5/5/1998	13.18	-6.44		-2.56
Mass Investors Trust S Class	10/31/1991	12.79	-5.92	6.92	7.09
Mid Cap Growth S Class	8/31/2000	27.4			-21.8
Mid Cap Value S Class	4/30/2002	22.07			-3.79
Money Market S Class	11/30/1989	-8.74	-0.17	1.69	1.95
New Discovery S Class	5/5/1998	25.12	3.22		3.83
Research S Class	11/7/1994	15.31	-5.86		6.62
Core Equity S Class	5/12/1997	17.74	-3.41		1.71
Research International S Class	5/5/1998	23.54	3.46		1.75
Strategic Growth S Class	11/1/1999	17.3			-10.36
Strategic Income S Class	5/6/1998	3	2.78		2.39
Strategic Value S Class	4/30/2002	17.27			-6.18
Technology S Class	6/16/2000	35.28			-25.49
Total Return S Class	11/30/1989	7.28	2.56	7.47	7.88
Utilities S Class	11/16/1993	26.12	-1.47	7.63	7.5
Value S Class	5/5/1998	15.38	3.58		3.92


* The Life of Fund calculation for any Fund under a year old is not annualized.


REGATTA EXTRA

INITIAL CLASS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003
Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond	5/5/1998	0.30	3.97		4.69
Capital Appreciation	11/30/1989	18.94	-8.19	4.58	6.57
Capital Opportunities	6/3/1996	18.54	-4.26		4.98
Emerging Growth	5/1/1995	21.67	-7.19		5.94
Emerging Markets Equity	6/5/1996	42.39	8.79		1.91
Global Governments	11/30/1989	6.06	2.52	3.56	5.4
Global Growth	11/16/1993	25.55	1.89	6.44	6.98
Global Total Return	11/7/1994	13.31	2.08		7.6
Government Securities	11/30/1989	-7.14	2.72	4.14	5.15
High Yield	11/30/1989	11.8	1.68	4.22	6.31
International Growth	6/3/1996	28.71	2		1.03
International Value	10/2/1995	23.76	1.09		4.44
Managed Sectors	11/30/1989	15.57	-5.56	4.5	6.03
Mass Investors Growth Stock	5/5/1998	13.71	-6.2		-2.59
Mass Investors Trust	10/31/1991	13.17	-5.67	7.2	7.37
Mid Cap Growth	8/31/2000	27.93			-21.64
Money Market	11/30/1989	-8.51	0.12	1.96	2.22
New Discovery	5/5/1998	25.39	3.52		3.16
Research	11/7/1994	15.61	-5.59		6.91
Core Equity	5/12/1997	18.11	-3.14		1.99
Research International	5/5/1998	23.99	3.76		1.24
Strategic Growth	11/1/1999	17.78			-10.14
Strategic Income	5/6/1998	3.41	3.09		2.69
Technology	6/16/2000	35.31			-25.25
Total Return	11/30/1989	7.59	2.85	7.75	8.16
Utilities	11/16/1993	26.34	-1.19	7.92	7.8
Value	5/5/1998	15.6	3.86		3.63


* The Life of Fund calculation for any Fund under a year old is not annualized.

The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

P (1 + T) ^ n = ERV

Where:
P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00005116 (the daily equivalent of the current maximum charge of 1.85% on an annual basis) gives a net investment factor of 1.00322395. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6115227 (14.5645672 X 1.00322395).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.34846153(12.3456789 X 1.00323509 (the Net Investment Factor based on the daily equivalent of the maximum annuity phase charge of 1.45% on an annual basis) X0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846153. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3846153).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

ACCOUNTANTS

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The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report, dated March 29, 2004, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, effective January 1, 2002, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51, effective October 1, 2003, described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life Company of Canada (U.S.) Variable Account F that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein.



FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Revenues
Premiums and annuity considerations	$ 60,518	$ 43,574	$ 41,009
Net investment income	1,208,750	1,185,210	555,054
Net derivative loss	(203,200)	(159,285)	(10,056)
Net realized investment gains (losses)	134,085	(38,966)	14,630
Fee and other income	319,596	390,691	295,064

Total revenues	1,519,749	1,421,224	895,701

Benefits and expenses
Interest credited	783,999	704,690	276,295
Interest expense	120,905	106,043	94,422
Policyowner benefits	201,248	221,162	134,900
Other operating expenses	184,472	237,797	162,556
Amortization of deferred acquisition costs and value of business acquired	98,398	251,513	139,034

Total benefits and expenses	1,389,022	1,521,205	807,207

Income (loss) before income tax expense (benefit) and cumulative effect of change in accounting principles	130,727	(99,981)	88,494

Income tax expense (benefit):
Federal	27,366	(59,449)	20,713
State	823	1,265	(1,313)
Income tax expense (benefit)	28,189	(58,184)	19,400

Net income (loss) before cumulative
effect of change in accounting principles	102,538	(41,797)	69,094

Cumulative effect of change in accounting principles, net of tax benefit (expense) of $4,064 and $(2,799) in 2003 and 2001, respectively	(7,547)	-	5,198

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2003	2002 Restated
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,338,241 and $15,954,813 in 2003 and 2002, respectively)	$ 16,858,414	$ 16,423,020
Trading fixed maturities at fair value (amortized cost of $1,434,654 and $1,354,969 in 2003 and 2002, respectively)	1,527,619	1,404,825
Subordinated note from affiliate held-to-maturity (fair value of $699,069 and $616,520 in 2003 and 2002, respectively)	600,000	600,000
Short-term investments	24,662	178,017
Mortgage loans	972,102	948,529
Derivative instruments - receivable	400,037	408,832
Limited partnerships	330,562	481,557
Equity securities	1,452	1,127
Real estate	84,421	79,783
Policy loans	692,887	682,029
Other invested assets	46,996	40,026
Cash and cash equivalents	513,454	725,550
Total investments	22,052,606	21,973,295

Accrued investment income	285,224	256,569
Deferred policy acquisition costs	889,601	795,648
Value of business acquired	22,391	57,692
Goodwill	705,202	705,202
Deferred federal income taxes	-	20,507
Receivable for investments sold	37,049	110,621
Reinsurance receivable from affiliate	1,741,962	-
Other assets	371,474	208,329
Separate account assets	17,521,009	15,718,113

Total assets	$ 43,626,518	$ 39,845,976

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,317,422	$ 17,952,084
Future contract and policy benefits	716,819	717,673
Payable for investments purchased	261,673	365,446
Accrued expenses and taxes	73,111	117,519
Deferred federal income taxes	18,897	-
Long-term debt	40,500	-
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,741,962	-
Derivative instruments - payable	248,272	399,906
Other liabilities	196,401	163,973
Separate account liabilities	17,509,294	15,700,969

Total liabilities	40,757,177	37,050,396

Commitments and contingencies - Note 18

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2003 and 2002	$ 6,437	$ 6,437
Additional paid-in capital	2,071,888	2,071,888
Accumulated other comprehensive income	227,681	248,911
Retained earnings	563,335	468,344

Total stockholder's equity	2,869,341	2,795,580

Total liabilities and stockholder's equity	$ 43,626,518	$ 39,845,976

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	158,442	208,297	(24,383)
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(179,672)	34,767	(8,319)

Other comprehensive (loss) income	(21,230)	243,064	(32,702)

Comprehensive income	$ 73,761	$ 201,267	$ 41,590

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Acquisition of Keyport Life (note 2)		1,706,477			1,706,477
Net income - Restated				74,292	74,292
Dividends declared - Restated				(15,000)	(15,000)
Other comprehensive loss - Restated			(32,702)		(32,702)
Balance at December 31, 2001 -Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064

Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 94,991	$ (41,797)	$ 74,292
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization (accretion) of discount and premiums	112,761	58,246	(7,185)
Amortization of DAC and VOBA	98,398	251,513	139,034
Depreciation and amortization	1,730	1,876	1,602
Non cash derivative activity	144,091	231,131	(36,010)
Net realized (gains) losses on investments	(134,085)	38,966	(14,630)
Net unrealized gains on trading investments	(63,573)	(111,740)	(112,802)
Net change in unrealized and undistributed losses in private equity limited partnerships	15,789	17,186	5,413
Interest credited to contractholder deposits	781,834	701,505	283,231
Deferred federal income taxes (benefits)	43,029	(44,316)	104,324
Cumulative effect of change in accounting principles, net of tax	7,547	-	(5,198)
Changes in assets and liabilities:
Deferred acquisition costs	(263,762)	(288,463)	(155,263)
Accrued investment income	(28,655)	(5,038)	1,481
Other assets	(11,709)	(59,560)	(46,425)
Future contract and policy benefits	(854)	25,584	(23,255)
Other, net	138,765	28,055	75,227
Net purchases of trading fixed maturities	(60,321)	(369,794)	(372,352)
Net cash provided by (used in) operating activities	875,976	433,354	(88,516)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	13,004,400	11,137,476	2,905,931
Net cash from sale of subsidiary	1,500	3,331	-
Other invested assets	127,944	152,512	3,131
Mortgage loans	339,735	234,191	112,767
Real estate	14,275	6,036	10,009
Purchases of:
Available-for-sale fixed maturities	(13,414,490)	(12,867,827)
(2,322,734)

Subsidiaries	-	-	(4,965)
Other invested assets	(4,926)	(233,255)	(29,776)
Mortgage loans	(338,627)	(249,867)	(184,787)
Real estate	(16,153)	(3,634)	(16,284)
Changes in other investing activities, net	5,100	(8,109)	1,285
Net change in policy loans	(10,858)	(3,406)	(3,894)
Net change in short-term investments	153,355	(81,713)	8,782

Net cash (used in) provided by investing activities	$ (138,745)	$ (1,914,265)	$ 479,465

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,461,677	$ 3,627,924	$ 2,010,861
Withdrawals from contractholder deposit funds	(3,411,004)	(3,116,836)	(2,366,475)
Issuance of long-term debt	-	460,000	-
Net change in securities lending	-	(1,152,861)	30,900
Dividends paid to stockholder	-	-	(15,000)
Additional capital contributed	-	100,000	-
Net cash used in financing activities	(949,327)	(81,773)	(339,714)

Net change in cash and cash equivalents	(212,096)	(1,562,684)	51,235

Cash and cash equivalents, beginning of year	725,550	2,288,234	390,056

Cash acquired from acquisition through merger of Keyport Life Insurance Company	-	-	1,846,943

Cash and cash equivalents, end of year	$ 513,454	$ 725,550	$ 2,288,234

Supplemental Cash Flow Information
Interest paid	$ 118,302	$ 107,358	$ 94,422

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) ("SLUS") was incorporated in 1970 as a life insurance company domiciled in the State of Delaware. On April 3, 2003, SLUS and its affiliate Keyport Life Insurance Company ("Keyport"), filed a Form D (Prior notice of Transaction) with the Division of Insurance Department of Business Regulation of the State of Rhode Island and filed similar documents with the Delaware Department of Insurance. Both filings sought regulatory approval for the merger of Keyport with and into SLUS. On December 31, 2003 at 5:00 p.m., SLUS and Keyport completed the merger. Pursuant to the Merger Agreement, Keyport merged with and into SLUS with SLUS as the surviving company ("the Company"). The Company is licensed and authorized to write all business that was previously written by Keyport and SLUS. The merger has no effect on the existing rights and benefits of policyholders or contractholders from either company. Both Keyport and SLUS were direct wholly-owned subsidiaries of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC U.S. Holdings"), and indirect wholly-owned subsidiaries of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003:
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,084,746	$ 22,541,772	$ 43,626,518

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the companies came under common control.

The impact of the merger with Keyport (decreased) increased net income by $(22.6) million and $87.7 million for the years ended December 31, 2002 and 2001, respectively.

As of December 31, 2003, the Company was licensed in 49 states and certain other territories. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, and other asset management services.

The Company is a wholly-owned subsidiary of SLC (U.S.) Holdings, which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada, which reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, SLF, is now the ultimate parent of SLOC and the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2003, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), and Independence Life and Annuity Company ("Independence Life"). The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ('the Partnership") and as a result, the Partnership is consolidated with the results of the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC became an inactive subsidiary 2002. SCA is a registered investment adviser. SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the excess of the net cash surrender value of such policy.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICs, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

DAC for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC adjustments were $(79.2) million and $(39.9) million at December 31, 2003 and 2002, respectively.

VALUE OF BUSINESS ACQUIRED

VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits. Interest is accrued on the unamortized balance at the average interest crediting rate.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUE OF BUSINESS ACQUIRED (CONTINUED)

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA adjustments were $(27.5) million and $(32.9) million at December 31, 2003 and 2002, respectively.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport on October 31, 2001 by SLC (U.S.) Holdings. Goodwill is accounted for in accordance with SFAS No. 142, "Goodwill and Other Intangible Assets." Effective January 1, 2002, goodwill is no longer amortized and is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2003 and concluded that these assets are not impaired. The Company used the actuarial appraisal method, with assumptions and discount rates reflective of current market conditions and determined that the fair value of the Company was at least equal to the carrying value. The Company also compared the results of that valuation to a range of values based on historical multiples, and found them to be consistent with the results of the actuarial appraisal method. Goodwill is allocated to the Company's Wealth Management Segment.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets and reinsurance receivables from reinsurance ceded are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($10.1 million) that are not subject to amortization. The remaining $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the 2003 tax year, as in prior years, SLUS will participate in the consolidated federal income tax return with Sun Life of Canada - US Operations Holdings, Inc. ("SLOC U.S. Operations Holdings") and other affiliates. For 2003, Keyport will continue to file a separate consolidated return with its affiliate, Independence Life. Effective for the tax year 2004, the combined entity will participate in the consolidated federal income tax return with SLOC U.S. Operations Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders; and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2003 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

In June 2003, the Financial Accounting Standards Board ("FASB") issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 is intended to result in more consistent reporting of contracts as either freestanding derivative instruments subject to SFAS No. 133 in its entirety, or as hybrid instruments with debt host contracts and embedded derivative features. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material effect on the Company's financial position or results of operations.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 requires certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity to be classified as liabilities. SFAS No. 150 was effective July 1, 2003 for the Company. The adoption of SFAS No. 150 did not have a material effect on the Company's financial position or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments" ("DIG B36"), that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. The adoption of DIG B36 did not have a material effect on the Company's financial position or results of operations.

On March 14, 2003, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements other than those specifically described in FASB Statement No. 97." This proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in FASB Statement No. 97. This proposed SOP is effective for fiscal years beginning after December 15, 2004. The Company is in the process of evaluating the provision of this proposed SOP and its impact to the Company's financial position and results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIE's. Early adoption is permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two variable interest entities ("VIE's") and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIE's resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company is not the primary beneficiary in any VIEs other than the two entities that were discussed above. The Company does have a greater than or equal to 21% involvement in 11 VIEs at December 31, 2003. The Company is a creditor in 8 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $42.1 million at December 31, 2003. The notes mature between June 2004 and December 2035. See Note 4 for additional information with respect to leveraged leases.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of FIN No. 45 did not have a material impact on the Company.

In July 2002, the AICPA issued Statement of Position 03-1 ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company is in the process of evaluating the provisions of SOP 03-1 and its impact on the Company's financial position or results of operations.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets." These statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon the Company's adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On April 2, 2003, the Company and its affiliate, Keyport, filed a Form D (Prior Notice of a Transaction) with the Division of Insurance, Department of Business Regulation of Rhode Island. On April 3, 2003, the Company and Keyport filed similar documents with the Delaware Department of Insurance.  Both filings sought regulatory approval for a contemplated merger of Keyport with and into the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

The Company is, and Keyport was, a direct wholly-owned subsidiary of SLC (U.S.) Holdings and indirect wholly-owned subsidiaries of SLF. The boards of directors of both the Company and Keyport voted to approve the merger at their meetings on April 24, 2003. Regulatory approval from the States of Rhode Island and Delaware was received on June 11, 2003 and July 21, 2003, respectively.  The merger occurred as planned on December 31, 2003, with the Company as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp. ("KFSC"), with Clarendon as the surviving entity.  KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its' wholly-owned subsidiary, Vision Financial Corporation ("Vision"), for $1.5 million.  A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003.  SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On October 31, 2001, SLC (U.S.) Holdings acquired Keyport and its subsidiaries for approximately $1.7 billion in cash.  As part of the acquisition, Sun Life Financial (U.S.) Holdings, Inc. ("SLF (U.S.) Holdings"), another indirect subsidiary of SLOC, acquired Independent Financial Marketing Group, Inc. ("IFMG").  The acquisition of Keyport and IFMG complemented SLF's product array and distribution capabilities and advanced SLF toward its strategic goal of reaching a top ten position in certain target product markets in North America.

This acquisition was accounted for using the purchase method under SFAS No. 141, "Business Combinations."  Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value on the date of acquisition.  The following summarizes the estimated fair values of the assets acquired and the liabilities assumed as of November 1, 2001:

Assets:

Fixed-maturity securities

$ 10,609,150

Equity securities

35,313

Mortgage loans

7,216

Policy loans

631,916

Value of business acquired

105,400

Goodwill

714,755

Intangible assets

12,100

Deferred taxes

217,633

Other invested assets

363,586

Cash and cash equivalents

1,846,887

Other assets acquired

465,152

Separate account assets

3,941,527

Total assets acquired

$ 18,950,635

Liabilities:

Policy liabilities

$ 12,052,071

Other liabilities

1,262,045

Separate accounts

3,930,042

Total liabilities assumed

$ 17,244,158

Net assets acquired

$ 1,706,477

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

In 2002, the Company completed its valuation of certain assets acquired and liabilities assumed.  The revisions decreased goodwill by $9.6 million, increased the deferred tax assets by $54.9 million, increased policy liabilities by $13.0 million, increased other liabilities by $13.7 million and reduced investments and other assets by $12.8 million and $5.8 million, respectively.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, SLF (U.S.) Holdings, for $10.5 million.  No gain or loss was realized on this transaction.  Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.  Total net income of SLD for the years ended December 31, 2002 and 2001 was $4.9 million and $10.2 million, respectively.

On October 9, 2002, SLNY, a wholly-owned subsidiary of the Company, and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport, filed an Agreement and Plan of Merger ("Merger Agreement") with the New York State Insurance Department.  On December 31, 2002 at 5:00 p.m., SLNY and KBL completed the merger.  Pursuant to the Merger Agreement, KBL merged with and into SLNY, with SLNY as the surviving entity.  The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.  Keyport, KBL, the Company, and SLNY are, and at all times relevant to the merger were, indirectly wholly-owned subsidiaries of SLOC.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million.  The note was included in fixed maturities available-for-sale at December 31, 2002.  The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $73.3 million in 2003, $64.4 million in 2002, and $42.9 million in 2001.

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $21.3 million, $24.0 million and $13.8 million for the years ended December 31, 2003, 2002 and 2001, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending.  Rent received by the Company under the leases amounted to approximately $11.8 million, $11.7 million, and $8.8 million in 2003, 2002 and 2001, respectively.  Rental income is reported as a component of net investment income.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

The Company did not make any dividend payments in 2003 or 2002. In 2001, the Company declared and paid dividends in the amount of $15 million to its parent, SLC (U.S.) Holdings.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LTD.  The Company pays interest semi-annually to Sun Life (Hungary) LTD. Total interest paid was $26.5 million and $11.5 million for the years ended December 31, 2003 and 2002, respectively.  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, essentially all United States employees of SLOC became employees of the Company.   As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $152.2 and $135.1 million for the years ended December 31, 2003 and 2002, respectively.

Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

At December 31, 2003 and 2002, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company.  The Company expensed $43.3 million for interest on these surplus notes for each of the years ended December 31, 2003, 2002 and 2001, respectively.

During 2003, the Company purchased $80 million in promissory notes from MFS.  These promissory notes are included with fixed maturities available-for-sale in the financial statements.  The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years.  Interest earned as of December 31, 2003 was $0.6 million.

During 2003, the Company paid $14.6 million in commission fees to MFSLF.

During 2003, 2002 and 2001, the Company paid $64.5 million, $79.4 million and $11.8 million, respectively, in commission fees to IFMG.

The following table lists the details of notes due to affiliates at December 31, 2003 (in 000's):

Type

Principal

Maturity

Rate

Surplus

$ 150,000

12/15/27

6.150%

Surplus

150,000

12/15/15

7.250%

Surplus

7,500

12/15/15

6.125%

Surplus

7,500

12/15/27

6.150%

Promissory

80,000

06/30/12

5.710%

Promissory

380,000

06/30/12

5.760%

Surplus

250,000

11/06/27

8.625%

$1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

December 31, 2002 -Restated

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,515,743

$ 172,928

$ (83,406)

$ 5,605,265

 Foreign Government & Agency Securities

113,149

14,574

(8)

127,715

 States & Political Subdivisions

2,149

111

-

2,260

 U.S. Treasury & Agency Securities

901,574

26,667

(1,237)

927,004

Corporate securities:

 Basic Industry

415,226

27,157

(1,234)

441,149

 Capital Goods

466,926

36,641

(1,614)

501,953

 Communications

872,633

47,640

(13,601)

906,672

 Consumer Cyclical

855,133

48,655

(5,013)

898,775

 Consumer Noncyclical

541,147

36,729

(6,467)

571,409

 Energy

607,540

35,836

(13,810)

629,566

 Finance

3,250,631

135,735

(26,680)

3,359,686

 Industrial Other

206,187

16,459

(337)

222,309

 Technology

71,076

2,089

(702)

72,463

 Transportation

640,459

31,882

(39,044)

633,297

 Utilities

1,495,240

75,145

(46,888)

1,523,497

Total Corporate

9,422,198

493,968

(155,390)

9,760,776

Total available-for-sale fixed maturities

$ 15,954,813

$ 708,248

$ (240,041)

$ 16,423,020

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 87,470

$ 8,017

$ -

$ 95,487

 Foreign Government & Agency Securities

4,568

1,012

-

5,580

 U.S. Treasury & Agency Securities

23,491

423

-

23,914

Corporate securities:

 Basic Industry

59,201

6,283

(297)

65,187

 Capital Goods

56,432

5,255

(1,600)

60,087

 Communications

120,120

10,688

(620)

130,188

 Consumer Cyclical

146,174

12,244

(207)

158,211

 Consumer Noncyclical

25,106

675

(2,951)

22,830

 Energy

90,471

7,428

(3,405)

94,494

 Finance

351,478

27,364

(688)

378,154

 Industrial Other

64,185

5,606

(119)

69,672

 Technology

3,805

-

(155)

3,650

 Transportation

80,555

6,481

(10,711)

76,325

 Utilities

241,913

10,081

(30,948)

221,046

Total Corporate

1,239,440

92,105

(51,701)

1,279,844

Total trading fixed maturities

$ 1,354,969

$ 101,557

$ (51,701)

$ 1,404,825

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 16,520

$ -

$ 616,520

Total held-to-maturity fixed maturities

$ 600,000

$ 16,520

$ -

$ 616,520

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2003

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 601,359

$ 610,303

Due after one year through five years

3,840,803

4,001,500

Due after five years through ten years

4,158,360

4,353,913

Due after ten years

2,486,355

2,595,864

Subtotal - Maturities available-for-sale

11,086,877

11,561,580

Asset-backed securities

5,251,364

5,296,834

Total Available-for-sale

$ 16,338,241

$ 16,858,414

Maturities of trading fixed securities:

Due in one year or less

$ 18,998

$ 19,220

Due after one year through five years

534,603

569,548

Due after five years through ten years

503,320

535,579

Due after ten years

281,544

301,538

Subtotal - Maturities of trading

1,338,465

1,425,885

Asset-backed securities

96,189

101,734

Total Trading

$ 1,434,654

$ 1,527,619

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 699,069

Gross gains of $196.4 million, $163.4 million and $28.2 million and gross losses of $44.9 million, $134.9 million and $16.6 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2003, 2002 and 2001, respectively.

Fixed maturities with an amortized cost of approximately $18.6 million and $18.6 million at December 31, 2003 and 2002, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2003, the Company has unfunded commitments of approximately $126.2 million with respect to the funding of limited partnerships.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

As of December 31, 2003 and 2002, 93.7% and 95.1%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2003, 2002 and 2001, the Company incurred realized losses totaling $58.1 million, $94.4 million and $5.5 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2003, 2002 and 2001, $6.6 million, $1.6 million and $9.7 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $10.1 million, $2.5 million and $0.4 million during 2003, 2002 and 2001, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

 Fair
Value

Gross Unrealized Losses

Fair Value

Gross Unrealized Losses

 Fair
Value

Gross Unrealized Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with a market value below 80% of amortized cost for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been trading below 80% of amortized cost, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from the Investment, Finance and Actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2003

2002 -Restated

Total mortgage loans

$ 972,102

$ 948,529

Real estate:

Held-for-sale

628

-

Held for production of income

83,793

79,783

Total real estate

$ 84,421

$ 79,783

Real estate held for the production of income primarily consists of the Company's office park located in Wellesley Hills, Massachusetts. Accumulated depreciation on real estate was $16.3 million and $17.9 million at December 31, 2003 and 2002, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $19.5 million and $9.0 million at December 31, 2003 and 2002, respectively, against which there are allowances for losses of $6.4 million and $7.1 million, respectively.  The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

2002 - Restated

Mortgage loans

$ 7,140

$ 484

$ (526)

$ 7,098

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2003

 2002
Restated

Property Type:

Office building

$ 428,312

$ 389,125

Residential

27,427

35,467

Retail

356,080

358,939

Industrial/warehouse

181,195

219,467

Other

69,874

32,412

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4.   INVESTMENTS (CONTINUED)

2003

 2002
Restated

Geographic region:

Arizona

$ 32,083

$ 20,433

California

77,832

81,351

Colorado

15,015

7,324

Connecticut

34,177

26,418

Delaware

13,025

15,266

Florida

86,922

39,958

Georgia

39,681

68,686

Indiana

17,962

15,131

Kentucky

7,224

17,555

Louisiana

23,578

18,652

Maryland

42,934

19,318

Massachusetts

135,722

123,436

Michigan

21,614

41,537

Minnesota

6,539

8,578

Missouri

11,250

5,676

Nevada

6,980

4,581

New Jersey

21,482

16,333

New York

121,069

119,251

North Carolina

30,362

36,318

Ohio

46,478

50,884

Oregon

5,225

5,415

Pennsylvania

85,474

116,826

Tennessee

19,388

12,414

Texas

34,342

24,698

Utah

20,921

18,561

Virginia

17,466

25,593

Washington

59,441

60,844

All other

28,702

34,373

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

At December 31, 2003, scheduled mortgage loan maturities were as follows:

2003

$ 26,169

2004

40,226

2005

18,320

2006

93,852

2007

53,604

Thereafter

739,931

Total

$ 972,102

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amounted to $126.8 million and $92.2 million at December 31, 2003 and 2002, respectively.

During 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions. The Company did not sell any commercial mortgage loans in securitization transactions during 2001.  The mortgages were sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches as well as servicing rights, which are considered available for sale securities.  The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $24.6 million and $4.5 million for its 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interest at the date of securitization resulting from securitizations completed during the year ended December 31, 2003 were as follows:

Class C

Class D

Class E

Prepayment speed

0

0

0

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

0

0

0

Residual cash flows discount rate

5.65

5.77

5.92

Treasury rate interpolated for average life

4.37

4.39

4.40

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,640

$ 2,399

$ 2,437

Fair value of retained interests

12,049

2,717

2,761

Weighted average life in years

20.55

20.55

20.66

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,038

2,713

2,757

Fair value of retained interest as a result of a .30% of adverse change

12,030

2,711

2,754

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,563

2,605

2,648

Fair value of retained interest as a result of a 20% of adverse change

11,102

2,499

2,540

The outstanding principal amount of the securitized commercial mortgage loans was $435.3 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization and at December 31, 2003.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2002 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,702

$ 1,291

$ 1,841

Fair value of retained interests

3,009

1,437

2,044

Weighted average life in years

5.49

5.78

7.31

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

2,892

1,415

1,955

Fair value of retained interest as a result of a .30% of adverse change

2,891

1,414

1,846

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

2,838

1,389

1,973

Fair value of retained interest as a result of a 20% of adverse change

2,783

1,362

1,932

The outstanding principal amount of the securitized commercial mortgage loans was $270.0 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization and at December 31, 2003.

Securities Lending

The Company has a securities lending program operated on its behalf by the Company's two primary custodians, JP Morgan Chase and Citibank, N.A., both located in New York. The custodians have indemnified the Company against losses arising from these programs. At December 31, 2003, the Company had securities out on loan of approximately $80.0 million.  There were no securities on loan at December 31, 2002.  The income resulting from these programs was $1.4 million, $1.7 million, and $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  Leveraged leases are included as a part of other invested assets.  The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2003

2002

Lease contract receivable

$ 44,149

$ 56,760

Less: non-recourse debt

(10,874)

(23,485)

Net Receivable

33,275

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(14,790)

(17,323)

Investment in leveraged leases

39,905

37,372

Less: fees

(162)

(187)

Net investment in leveraged leases

$ 39,743

$ 37,185

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

The Company utilizes put options on the S&P 500 Index to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with other invested assets in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC contract) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following:

Year Ended December 31

2003

 2002
Restated

 2001
Restated

Net expense on swap agreements

$ (87,721)

$ (74,699)

$ (23,493)

Change in fair value of swap agreements (interest rate,currency, and equity)

197,506

(159,093)

5,869

Change in fair value of options, futures and embedded derivatives

(312,985)

74,507

7,568

Total derivative losses

$ (203,200)

$ (159,285)

$ (10,056)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2003 and 2002, $59.5 million and $114.8 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2003

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$

11,224,657

$ 151,765

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

 Outstanding at
December 31, 2002 -Restated

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

4,481,776

$ (387,773)

Currency swaps

761,424

97,398

Equity swaps

1,396,116

61,374

S&P 500 index call options

976,759

24,753

S&P 500 index put options

1,153,168

213,174

Total

$

8,769,243

$ 8,926

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 159,474

$ 38,814

$ 21,891

Equity securities

(1,465)

2,378

-

Mortgage and other loans

25,528

4,648

(2,557)

Real estate

3,862

514

1,150

Short term investments

-

2

196

Other invested assets

4,800

8,815

-

Other than temporary declines

(58,114)

(94,137)

(6,050)

Total

$ 134,085

$ (38,966)

$ 14,630

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 1,114,949

$ 1,080,965

$ 476,990

Equity securities

-

484

796

Mortgage and other loans

76,259

75,024

73,160

Real estate

6,952

7,855

5,961

Policy loans

43,335

39,269

8,719

Other

(20,364)

(4,848)

(3,563)

Gross investment income

1,221,131

1,198,749

562,063

Less: Investment expenses

12,381

13,539

7,009

Net investment income

$ 1,208,750

$ 1,185,210

$ 555,054

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments:

December 31, 2003

December 31, 2002 -Restated

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 513,454

$ 513,454

$ 725,550

$ 725,550

Fixed maturities

18,986,033

19,085,102

18,427,845

18,444,365

Equity Securities

1,452

1,452

1,127

1,127

Short-term investments

24,662

24,662

178,017

178,017

Mortgages

972,102

1,059,145

948,529

1,083,530

Derivatives instruments - receivables

400,037

400,037

408,832

408,832

Policy loans

692,887

692,887

682,029

682,029

Separate accounts

17,521,009

17,521,009

15,718,113

15,718,113

Financial liabilities:

Policy Liabilities

18,317,422

15,325,216

17,952,084

17,763,772

Derivative instruments - payables

248,272

248,272

399,906

399,906

Long-term debt

40,500

32,953

-

-

Long-term debt to affiliates

1,025,000

1,123,194

1,025,000

1,068,647

Partnership Capital Securities

607,826

699,069

607,826

616,520

Separate accounts

17,509,294

17,509,294

15,700,969

15,700,969

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

While the Wealth Management Segment currently does not offer traditional life insurance products, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.7 billion as of December 31, 2003.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reimburses SLNY for benefits, expenses and interest credits for Focus V and Galaxy V fixed annuities issued in 2000 if the asset pool backing the liability is insufficient.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The block was closed for new business effective December 31, 2003.

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures morbidity risks of a block of SLNY's group long-term disability contracts.  The block is closed for new business.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2003

2002 - Restated

2001 - Restated

Insurance premiums:

Direct

$ 65,479

$ 49,190

$ 43,980

Assumed

-

-

-

Ceded

4,961

5,616

2,971

Net premiums

$ 60,518

$ 43,574

$ 41,009

 Insurance and other individual policy benefits and
Claims:

Direct

$ 207,979

$ 225,287

$ 139,963

Assumed

-

-

-

Ceded

6,731

4,125

5,063

Net policy benefits and claims

$ 201,248

$ 221,162

$ 134,900

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' projected benefit obligations and assets, as well as the plans' funded status at December 31:

2003

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 159,650

$ 149,595

Service cost

8,954

8,436

Interest cost

10,494

10,673

Actuarial loss (gain)

16,876

(8,075)

Benefits paid

(5,333)

(4,925)

Plan amendments

-

3,946

Acquisitions

1,048

-

Projected benefit obligation at end of year

$ 191,689

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 179,470

$ 212,965

Other

(888)

(888)

Actual return on plan assets

32,059

(27,682)

Benefits paid

(5,333)

(4,925)

Acquisitions

429

-

Fair value of plan assets at end of year

$ 205,737

$ 179,470

Information on the funded status of the plan:

Funded status

$ 14,048

$ 19,820

Unrecognized net actuarial loss

34,480

38,632

Unrecognized transition obligation

(16,494)

(19,545)

Unrecognized prior service cost

8,276

9,132

4rth quarter contribution

(1,050)

-

Prepaid benefit cost

$ 39,260

$ 48,039

The accumulated benefit obligation at the end of 2003 and 2002 was $169.0 million and $140.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2003

2002

Plan assets

$ 171,978

$ 150,331

Projected benefit obligations

(183,227)

(150,885)

Funded status

$ (11,249)

$ (554)

Accumulated benefit obligation

$ 160,227

$ 131,199

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2003

2002

Components of net periodic benefit cost:

Service cost

$ 8,954

$ 8,437

Interest cost

10,494

10,674

Expected return on plan assets

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

Amortization of prior service cost

855

216

Recognized net actuarial loss (gain)

4,215

120

Net periodic benefit cost

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 5,522

$ 3,834

The Company's share of the net periodic benefit costs for the year ended December 31, 2001 was $1.0 million.

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2003

2002

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 7.00% for the year ended December 31, 2001. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2001.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2003

2002

Discount rate

6.75%

7.0%

Expected long term return on plan assets

8.75%

8.75%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Assumptions (continued)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2003 and 2002 measurement, and the target allocation for 2004, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2004

2003

2002

Equity Securities

30%-60%

55%

50%

Debt Securities

10%-40%

26%

34%

Commercial Mortgages

10%-25%

15%

15%

Other

5%

4%

1%

Total

-

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

  exceeds the assumed actuarial rate;

  exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

  generates a real rate of return of at least 3% after inflation (CPI), and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $3.0 million and $2.4 million for 2003 and 2002, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2004.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2003 employer contributions under plan sponsorship for the Company and its affiliates was $4.4 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $885,000, $956,000 and $462,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, (in 000's):

Change in benefit obligation:

2003

2002

Benefit obligation at beginning of year

$ 35,981

$ 45,515

Service cost

872

1,195

Interest cost

2,369

2,488

Actuarial (gain)

14,330

(7,586)

Benefits paid

(2,368)

(2,202)

Plan Amendments

-

(3,429)

Acquisitions

94

-

Benefit obligation at end of year

$ 51,278

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,368

2,202

Benefits paid

(2,368)

(2,202)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (51,278)

$ (35,981)

Unrecognized net actuarial loss

25,523

12,477

4TH quarter contribution

639

-

Unrecognized prior service cost

(2,898)

(3,138)

Accrued benefit cost

$ (28,014)

$ (26,642)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2003

2002

Components of net periodic benefit cost

Service cost

$ 872

$ 1,195

Interest cost

2,369

2,488

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

832

933

Net periodic benefit cost

$ 3,832

$ 4,375

The Company's share of net periodic benefit cost

$ 2,917

$ 380

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2003

2002

Discount Rate

6.1%

6.75%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2003 and December 31, 2002 were as follows:

Other Benefits

2003

2002

Discount rate

6.75%

7.0%

Rate of compensation increase

4.0%

4.5%

In order to measure the post-retirement benefit obligation for 2003, the Company assumed a 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2004 and assumed to decrease gradually to 5.5% for 2009 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,205

($5,487)

Effect on total of service and interest cost

515

(413)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES

SLUS will continue to file a consolidated federal income tax return with SLOC U.S. Operations Holdings for the year ended December 31, 2003.  Keyport will file a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  (See Note 1 for an explanation of merger).  In 2004 and periods thereafter, the Company will file as part of SLOC U.S. Operations Holding's consolidated return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2003

2002

2001

Federal income tax expense (benefit):

Current

$

(29,240)

$

(80,155)

$

(83,679)

Deferred

56,606

20,706

107,190

Total

$

27,366

$

(59,449)

$

23,511

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2003

2002

2001

Expected federal income tax expense (benefit)

$

44,251

$

(34,994)

$

33,398

Low income housing credit

(6,026)

(6,138)

(6,138)

Non-taxable investment income

-

(1,622)

(195)

Additional tax benefit

(12,118)

(16,700)

(4,200)

Other

1,259

5

646

Federal income tax expense (benefit)

$

27,366

$

(59,449)

$

23,511

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

Restated

2003

2002

Deferred tax assets:

Actuarial liabilities

$ 283,479

$ 88,032

Net operating loss

51,355

46,431

Other

(1,912)

53,755

Total deferred tax assets

332,922

188,218

Deferred tax liabilities:

Deferred policy acquisition costs

(107,075)

(50,880)

Investments, net

(244,744)

(116,831)

Total deferred tax liabilities

(351,819)

(167,711)

Net deferred tax (liability) asset

$ (18,897)

$ 20,507

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company received income tax refunds of $17.1 million in 2003, SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  Additionally, the Company made income tax payments of $10.9 million in 2001.  At December 31, 2003, the Company had $146.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS and Keyport are currently under audit by the IRS for the years 1998 through 2000 and 1999 through October 31, 2001, respectively.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2003

2002 - Restated

Balance at January 1

$ 24,294

$ 23,615

Less reinsurance recoverable

(6,621)

(6,078)

Net balance at January 1

17,673

17,537

Incurred related to:

Current year

15,538

12,062

Prior years

(160)

(1,946)

Total incurred

15,378

10,116

Paid losses related to:

Current year

(5,867)

(6,660)

Prior years

(4,257)

(3,320)

Total paid

(10,124)

(9,980)

Balance at December 31

32,410

24,294

Less reinsurance recoverable

(9,483)

(6,621)

Net balance at December 31

$ 22,927

$ 17,673

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2003

 2002
Restated

Balance at January 1

$ 795,648

$ 794,015

Acquisition costs deferred

263,762

288,463

Amortized to expense during the year

(90,608)

(246,973)

Adjustment for unrealized investment gains (losses) during the year

(79,201)

(39,858)

Balance at December 31

$ 889,601

$ 795,648

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2003

2002 - Restated

Balance at January 1

$ 57,692

$ 95,155

Amortized to expense during the year

(7,790)

(4,540)

Adjustment for unrealized investment gains (losses) during the year

(27,511)

(32,923)

Balance at December 31

$ 22,391

$ 57,692

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management Segment instead of the Corporate Segment:

Year ended December 31, 2003

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,766,404

$ 2,973,014

$ 46,535

$ 840,565

$ 43,626,518

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

Year ended December 31, 2001 (Restated)

Total Revenues

$ 765,387

$ 32,345

$ 19,407

$ 78,562

$ 895,701

Total Expenditures

661,257

28,383

15,930

101,637

807,207

Pretax Income (Loss)

104,130

3,962

3,477

(23,075)

88,494

Net Income (Loss)

81,081

3,443

2,641

(12,873)

74,292

Total Assets

$ 39,323,297

$ 1,677,937

$ 37,728

$ 313,801

$ 41,352,763

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company's combined statutory surplus and net income (loss) were as follows (in 000's):

Unaudited for the Years ended December 31,

2003

 2002
Restated

 2001
Restated

Statutory surplus and capital

$        1,654,147

$        1,335,391

$ 1,509,987

Statutory net income (loss)

226,136

(286,911)

(284,761)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  On March 19, 2004, the Company's Board of Directors approved $50.0 million of dividends to its parent, SLC (U.S.) Holdings.  The Company did not pay any dividends in 2003 or 2002 and paid $15.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2003, 2002 or 2001.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) 10% of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2003, 2002 or 2001

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2003

2002

Unrealized gains (losses) on available-for-sale securities

$ 520,173

$ 468,207

DAC amortization

(132,323)

(53,123)

VOBA amortization

(54,766)

(27,255)

Tax effect

(105,403)

(138,918)

Accumulated Other Comprehensive Income

$ 227,681

$ 248,911

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating in the examination.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2003, minimum future lease payments under such leases were as follows:

2004

$ 6,206

2005

5,797

2006

5,695

2007

4,403

2008

1,052

Thereafter

-

Total

$ 23,153

Total rental expense for the years ended December 31, 2003, 2002 and 2001 was $23.6 million, $13.8 million and $6.9 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2003, the minimum future lease payments under the two sublease agreements were as follows:

2004

$ 224

2005

224

2006

224

2007

224

2008

56

Thereafter

-

Total

$ 952

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the two years in the period ended December 31, 2003.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We previously audited and reported on the consolidated statements of income, comprehensive income, stockholder's equity, and cash flows of Sun Life Assurance Company of Canada (U.S.) and subsidiaries for the year ended December 31, 2001, prior to the restatement for the 2003 merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company, which was accounted for at historical cost as required by Statement of Financial Accounting Standards No. 141 "Business Combinations"  for transfers of assets among affiliates (the "2003 Merger").  The contribution of Sun Life Assurance Company of Canada (U.S.) to revenues and net income represented $631.3 million and $(12.7) million of the respective restated totals. Separate financial statements of Keyport Life Insurance Company included in the 2001 restated consolidated statements of income, comprehensive income, stockholder's equity, and cash flows were audited and reported on separately by other auditors. We also audited the combination of the accompanying consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for the year ended December 31, 2001, after restatement for the 2003 Merger; in our opinion, such consolidated statements have been properly combined on the basis described in Note 1 of the notes to consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".  As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets".   As discussed in Note 1 to the consolidated financial statements, effective October 1, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51."

Deloitte & Touche LLP

Boston, Massachusetts

March 29, 2004

Independent Auditors' Report

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Lord Abbett Growth & Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Asset Allocation S Class Sub-Account, MFS/Sun Life Global Asset Allocation Series Sub-Account, MFS/Sun Life Global Government S Class Sub-Account, MFS/Sun Life Global Government Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Telecommunications S Class Sub-Account, MFS/Sun Life Global Telecommunications Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account,   MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Managed Sectors S Class Sub-Account, MFS/Sun Life Managed Sectors Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS Sun-Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Main St. Growth & Income Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, and Sun Capital Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2003 and the results of their operations for the year then ended, the changes in their net assets for the periods presented, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 22, 2004

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2003

Assets:

Investment in

Shares

Cost

Value

 Franklin Templeton Variable Insurance Products Trust

 Mutual Shares Securities Fund (FMS)

410,392

$

5,520,824

$

6,110,740

 Templeton International Securities Fund (FTI)

1,779,442

19,533,403

21,780,376

 Franklin Value Securities Fund (FVS)

431,291

4,706,197

5,464,461

 Lord Abbett Series Fund, Inc.

 Growth & Income Portfolio (LA1)

1,356,741

30,347,173

33,267,292

 Mid-Cap Value (LA2)

333,661

5,061,690

5,685,587

 MFS/Sun Life Series Trust

 Bond S Class (MF7)

5,336,135

62,590,370

65,794,539

 Bond Series (BDS)

15,893,754

181,823,218

196,923,606

 Capital Appreciation S Class (MFD)

1,741,819

28,734,581

30,046,389

 Capital Appreciation Series (CAS)

35,322,942

959,551,914

612,853,042

 Capital Opportunities S Class (CO1)

1,274,708

14,559,744

15,054,297

 Capital Opportunities Series (COS)

22,447,248

425,371,285

265,999,893

 Emerging Growth S Class (MFF)

1,057,383

13,555,566

14,517,871

 Emerging Growth Series (EGS)

29,484,497

716,125,371

407,475,753

 Emerging Markets Equity S Class (EM1)

389,641

3,977,478

4,983,507

 Emerging Markets Equity Series (EME)

3,596,707

36,036,189

46,217,688

 Global Asset Allocation S Class (GA1)

-

-

-

 Global Asset Allocation Series (GAA)

-

-

-

 Global Governments S Class (GG1)

416,324

4,887,935

5,349,764

 Global Governments Series (GGS)

4,780,335

53,576,780

61,761,927

 Global Growth S Class (GG2)

637,045

5,771,609

6,778,161

 Global Growth Series (GGR)

16,426,829

215,080,402

175,767,069

 Global Telecommunications S Class (GT1)

-

-

-

 Global Telecommunications Series (GTS)

-

-

-

 Global Total Return S Class (GT2)

723,231

9,750,285

11,304,104

 Global Total Return Series (GTR)

9,647,437

137,053,738

151,464,762

 Government Securities S Class (MFK)

9,857,450

132,237,264

131,892,682

 Government Securities Series (GSS)

38,827,910

516,971,844

521,847,109

 High Yield S Class (MFC)

11,238,499

75,903,371

81,254,345

 High Yield Series (HYS)

41,706,801

292,843,721

303,208,445

 International Growth S Class (IG1)

1,316,650

11,864,806

15,049,306

 International Growth Series (IGS)

9,306,155

99,381,346

106,648,539

 International Investors Trust S Class (MI1)

373,535

3,659,103

4,572,074

 International Investors Trust Series (MII)

4,788,321

56,099,444

58,752,692

 Managed Sectors S Class (MS1)

174,053

2,598,426

2,863,166

 Managed Sectors Series (MSS)

9,004,634

270,487,990

149,026,698

 Massachusetts Investors Growth Stock S Class (M1B)

7,245,732

59,581,197

61,951,010

 Massachusetts Investors Growth Stock Series (MIS)

54,031,551

692,102,846

464,671,336

 Massachusetts Investors Trust S Class (MFL)

2,750,933

65,567,774

69,846,191

 Massachusetts Investors Trust Series (MIT)

41,910,135

1,392,376,548

1,069,127,537

 Mid Cap Growth S Class (MC1)

7,188,344

33,418,203

36,229,255

 Mid Cap Growth Series (MCS)

15,048,301

77,513,526

76,144,402

 Mid Cap Value S Class (MCV)

1,500,350

13,854,928

15,678,657

 Money Market S Class (MM1)

48,312,701

48,312,701

48,312,701

 Money Market Series (MMS)

334,104,906

334,104,906

334,104,906

 New Discovery S Class (M1A)

2,288,417

25,754,120

28,856,933

 New Discovery Series (NWD)

13,902,820

190,502,115

176,426,782

 Research S Class (RE1)

1,157,726

14,895,438

15,941,885

 Research Series (RES)

32,458,986

658,861,903

449,232,366

 Research Growth and Income S Class (RG1)

708,973

8,007,997

8,883,437

 Research Growth and Income Series (RGS)

6,155,547

77,854,271

77,436,784

 Research International S Class (RI1)

2,261,690

23,459,718

27,027,192

 Research International Series (RIS)

6,099,399

70,494,797

73,253,783

 Strategic Growth S Class (SG1)

4,102,368

27,356,123

29,290,904

 Strategic Growth Series (SGS)

6,612,650

54,025,956

47,478,827

 Strategic Income S Class (SI1)

1,885,814

19,392,537

20,857,105

 Strategic Income Series (SIS)

5,961,020

60,665,610

66,286,547

 Strategic Value S Class (SVS)

815,445

7,131,319

8,170,754

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2003 - continued

Investment in

 MFS/Sun Life Series Trust - continued

Shares

Cost

Value

 Technology S Class (TE1)

1,006,237

$

3,693,799

$

4,095,386

 Technology Series (TEC)

6,915,478

29,086,354

28,353,461

 Total Return S Class (MFJ)

12,917,504

217,738,541

231,481,670

 Total Return Series (TRS)

81,471,869

1,491,066,619

1,466,493,636

 Utilities S Class (MFE)

1,306,445

13,905,451

15,912,502

 Utilities Series (UTS)

20,446,509

329,778,733

250,060,803

 Value S Class (MV1)

6,127,704

74,414,401

83,091,669

 Value Series (MVS)

22,350,719

282,486,769

304,193,286

 Oppenheimer Variable Account Funds

 Capital Appreciation Fund (OCA)

592,267

18,868,571

20,450,971

 Main St. Growth and Income (OMG)

333,268

5,738,337

6,365,428

 Main St. Small Cap Growth Fund (OMS)

252,534

2,879,592

3,383,961

 PIMCO Variable Insurance Trust

 Real Return Bond Portfolio (PRR)

907,810

11,158,908

11,220,537

 Total Return Bond Portfolio (PTR)

3,481,116

36,060,288

36,064,359

 Sun Capital Advisers Trust

 Sun Capital Real Estate Fund (SC3)

850,673

11,529,263

12,836,649

$

10,879,303,226

$

9,198,929,496

Liability:

 Payable to Sponsor

(3,511,101

)

 Net Assets

$

9,195,418,395

Net Assets Applicable to Contract Owners:

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS Consolidated Regatta Contracts:

Franklin Templeton Variable Insurance Products Trust

 FMS

489,937

$

6,094,914

$

15,811

$

6,110,725

 FTI

1,734,535

21,770,220

10,147

21,780,367

 FVS

403,105

5,448,995

15,418

5,464,413

Lord Abbett Series Fund, Inc.

 LA1

2,488,679

33,264,059

3,232

33,267,291

 LA2

437,574

5,669,706

15,866

5,685,572

MFS/Sun Life Series Trust:

 MF7

5,706,413

65,781,596

12,640

65,794,236

 BDS

14,515,463

196,373,081

435,824

196,808,905

 MFD

3,536,749

30,028,105

17,830

30,045,935

 CAS

47,654,629

609,130,700

3,129,095

612,259,795

 CO1

1,740,370

15,005,941

47,242

15,053,183

 COS

31,162,190

265,664,804

288,246

265,953,050

 MFF

1,705,653

14,516,690

1,124

14,517,814

 EGS

44,118,674

406,512,383

863,940

407,376,323

 EM1

336,533

4,983,507

 -

4,983,507

 EME

3,765,936

45,969,414

201,549

46,170,963

 GA1

 -

 -

 -

 -

 GAA

 -

 -

 -

 -

 GG1

408,658

5,335,556

13,877

5,349,433

 GGS

3,854,620

61,547,600

191,204

61,738,804

 GG2

615,859

6,763,308

14,806

6,778,114

 GGR

11,683,281

175,015,729

735,532

175,751,261

 GTI

 -

 -

 -

 -

 GTS

 -

 -

 -

 -

 GT2

965,835

11,288,876

15,166

11,304,042

 GTR

8,836,494

150,347,564

881,698

151,229,262

 MFK

12,383,782

131,862,056

30,040

131,892,096

 GSS

35,262,145

520,217,696

1,606,277

521,823,973

 MFC

6,699,213

81,227,076

26,950

81,254,026

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2003 - continued

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS/Sun Life Series Trust - continued

 HYS

21,115,563

$

302,123,942

$

828,686

$

302,952,628

 IG1

1,333,889

15,047,623

1,600

15,049,223

 IGS

10,442,087

106,372,733

256,456

106,629,189

 MI1

399,293

4,572,074

 -

4,572,074

 MII

4,579,850

58,633,763

90,638

58,724,401

 MS1

328,461

2,863,166

 -

2,863,166

 MSS

12,280,302

148,429,712

519,392

148,949,104

 MIB

6,650,621

61,939,960

11,006

61,950,966

 MIS

61,247,213

464,091,512

566,670

464,658,182

 MFL

7,446,726

69,811,616

34,170

69,845,786

 MIT

82,105,319

1,065,420,420

3,416,101

1,068,836,521

 MCI

4,289,811

36,217,008

11,944

36,228,952

 MCS

15,334,959

75,959,588

182,201

76,141,789

 MCV

1,271,769

15,677,570

1,086

15,678,656

 MM1

4,896,722

48,213,968

103,399

48,317,367

 MMS

27,710,277

331,577,505

2,110,410

333,687,915

 M1A

3,069,941

28,817,164

38,975

28,856,139

 NWD

17,567,342

176,145,534

289,130

176,434,664

 RE1

1,658,552

15,929,871

11,733

15,941,604

 RES

34,114,618

447,512,059

1,562,420

449,074,479

 RG1

919,450

8,883,437

 -

8,883,437

 RGS

7,761,504

77,307,448

139,490

77,446,938

 RI1

2,221,110

27,027,191

 -

27,027,191

 RIS

7,413,002

73,220,331

72,439

73,292,770

 SG1

2,600,189

29,288,831

2,073

29,290,904

 SGS

7,977,749

47,402,519

70,381

47,472,900

 SI1

1,775,616

20,832,170

24,652

20,856,822

 SIS

5,366,035

66,135,088

146,412

66,281,500

 SVS

696,940

8,170,754

 -

8,170,754

 TE1

547,602

4,095,386

 -

4,095,386

 TEC

8,298,127

28,326,466

25,807

28,352,273

 MFJ

21,048,945

231,429,914

50,548

231,480,462

 TRS

77,917,832

1,458,781,804

6,685,323

1,465,467,127

 MFE

1,653,827

15,891,372

20,649

15,912,021

 UTS

20,380,385

249,357,616

631,778

249,989,394

 MV1

7,717,616

83,064,826

26,216

83,091,042

 MVS

23,811,669

303,760,751

439,007

304,199,758

Oppenheimer Variable Account Fund

 OCA

1,528,490

20,433,024

17,931

20,450,955

 OMG

509,155

6,365,427

 -

6,365,427

 OMS

236,889

3,383,961

 -

3,383,961

PIMCO Variable Insurance Trust

 PRR

997,936

11,220,537

 -

11,220,537

 PTR

3,385,657

36,043,676

20,624

36,064,300

Sun Capital Advisers Trust

 SC3

960,307

12,827,691

8,950

12,836,641

$

9,168,426,584

$

26,991,811

$

9,195,418,395

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003

FMS

FTI

FVS

LA1

LA2

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 17,384

$

 54,395

$

 3,178

$

179,449

$

23,954

 Mortality and expense risk charges

(33,734

)

(105,842

)

(31,895

)

(150,933

)

(38,388

)

 Distribution and administrative expense charges

(4,048

)

(12,701

)

(3,827

)

(18,112

)

(4,607

)

 Net investment income (loss)

$

(20,398

)

$

(64,148

)

$

(32,544

)

$

10,404

$

(19,041

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sales of fund shares

$

28,050

$

238,285

$

45,404

$

142,330

$

57,460

 Realized gain distributions

-

-

-

-

 49,523

 Net realized gains (losses)

$

28,050

$

238,285

$

45,404

$

142,330

$

106,983

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

589,916

$

2,246,973

$

758,264

$

2,920,119

$

623,897

 Beginning of year

 1,390

 (8,777

)

 4,174

 (6,895

)

 (29

)

 Change in unrealized appreciation (depreciation)

$

588,526

$

2,255,750

$

754,090

$

2,927,014

$

623,926

 Realized and unrealized gains (losses)

$

616,576

$

2,494,035

$

799,494

$

3,069,344

$

730,909

Increase (Decrease) in net assets from operations

$

596,178

$

2,429,887

$

766,950

$

3,079,748

$

711,868

MF7

BDS

MFD

CAS

CO1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

2,115,538

$

10,841,409

$

-

$

-

$

 17,039

 Mortality and expense risk charges

(696,468

)

(2,744,286

)

(328,247

)

(7,099,015

)

(165,683

)

 Distribution and administrative expense charges

(83,576

)

(329,314

)

(39,390

)

(851,882

)

(19,882

)

 Net investment income (loss)

$

1,335,494

$

7,767,809

$

(367,637

)

$

(7,950,897

)

$

(168,526

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

660,308

$

6,639,020

$

(847,905

)

$

(234,919,917

)

$

(549,050

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

660,308

$

6,639,020

$

(847,905

)

$

(234,919,917

)

$

(549,050

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

3,204,169

$

15,100,388

$

1,311,808

$

(346,698,872

)

$

494,553

 Beginning of year

1,659,149

13,030,261

(5,606,791

)

(725,057,201

)

(3,144,679

)

 Change in unrealized appreciation (depreciation)

$

1,545,020

$

2,070,127

$

6,918,599

$

378,358,329

$

3,639,232

 Realized and unrealized gains (losses)

$

2,205,328

$

8,709,147

$

6,070,694

$

143,438,412

$

3,090,182

Increase (Decrease) in net assets from operations

$

3,540,822

$

16,476,956

$

5,703,057

$

135,487,515

$

2,921,656

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued

COS

MFF

EGS

EM1

EME

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

879,054

$

-

$

-

$

10,961

$

195,164

 Mortality and expense risk charges

(3,160,023

)

(158,991

)

(4,835,645

)

(38,041

)

(417,985

)

 Distribution and administrative expense charges

(379,203

)

(19,079

)

(580,277

)

(4,565

)

(50,158

)

 Net investment income (loss)

$

(2,660,172

)

$

(178,070

)

$

(5,415,922

)

$

(31,645

)

$

(272,979

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(62,951,165

)

$

(731,554

)

$

(101,219,588

)

$

119,481

$

(817,300

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

(62,951,165

)

$

(731,554

)

$

(101,219,588

)

$

119,481

$

(817,300

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(159,371,392

)

$

962,305

$

(308,649,618

)

$

1,006,029

$

10,181,499

 Beginning of year

(282,226,703

)

(2,888,201

)

(513,283,663

)

(143,151

)

(4,908,257

)

 Change in unrealized appreciation (depreciation)

$

122,855,311

$

3,850,506

$

204,634,045

$

1,149,180

$

15,089,756

 Realized and unrealized gains (losses)

$

59,904,146

$

3,118,952

$

103,414,457

$

1,268,661

$

14,272,456

Increase (Decrease) in net assets from operations

$

57,243,974

$

2,940,882

$

97,998,535

$

1,237,016

$

13,999,477

GA1

GAA

GG1

GGS

GG2

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 70,524

$

2,171,054

$

292,330

$

 3,462,517

$

12,275

 Mortality and expense risk charges

(18,769

)

(494,091

)

(70,071

)

(821,361

)

(64,698

)

 Distribution and administrative expense charges

(2,252

)

(59,291

)

(8,409

)

(98,563

)

(7,764

)

 Net investment income (loss)

$

49,503

$

1,617,672

$

213,850

$

2,542,593

$

(60,187

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

60,377

$

(15,359,513

)

$

248,122

$

3,335,761

$

68,400

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

60,377

$

(15,359,513

)

$

248,122

$

3,335,761

$

68,400

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

-

$

-

$

461,829

$

8,185,147

$

1,006,552

 Beginning of year

(96,501

)

(19,648,223

)

274,372

5,822,947

(434,169

)

 Change in unrealized appreciation (depreciation)

$

96,501

$

19,648,223

$

187,457

$

2,362,200

$

1,440,721

 Realized and unrealized gains (losses)

$

156,878

$

4,288,710

$

435,579

$

5,697,961

$

1,509,121

Increase (Decrease) in net assets from operations

$

206,381

$

5,906,382

$

649,429

$

8,240,554

$

1,448,934

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued

GGR

GT1

GTS

GT2

GTR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

760,593

$

-

$

-

$

 156,917

$

2,042,583

 Mortality and expense risk charges

(1,978,979

)

(3,979

)

(12,766

)

(101,105

)

(1,234,276

)

 Distribution and administrative expense charges

(237,477

)

(477

)

(1,532

)

(12,133

)

(148,113

)

 Net investment income (loss)

$

(1,455,863

)

$

(4,456

)

$

(14,298

)

$

43,679

$

660,194

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(42,479,223

)

$

(13,354

)

$

(696,575

)

$

50,082

$

(2,050,099

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

(42,479,223

)

$

(13,354

)

$

(696,575

)

$

50,082

$

(2,050,099

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(39,313,333

)

$

-

$

-

$

1,553,819

$

14,411,024

Beginning of year

(129,154,260

)

(112,882

)

(1,002,615

)

16,506

(9,239,991

)

 Change in unrealized appreciation (depreciation)

$

89,840,927

$

112,882

$

1,002,615

$

1,537,313

$

23,651,015

 Realized and unrealized gains (losses)

$

47,361,704

$

99,528

$

306,040

$

1,587,395

$

21,600,916

Increase (Decrease) in net assets from operations

$

45,905,841

$

95,072

$

291,742

$

1,631,074

$

22,261,110

MFK

GSS

MFC

HYS

IG1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

4,408,335

$

31,253,727

$

4,071,579

$

24,870,259

$

 64,615

 Mortality and expense risk charges

(1,527,725

)

(8,394,011

)

(707,578

)

(3,506,997

)

(162,042

)

 Distribution and administrative expense charges

(183,327

)

(1,007,281

)

(84,909

)

(420,840

)

(19,445

)

 Net investment income (loss)

$

2,697,283

$

21,852,435

$

3,279,092

$

20,942,422

$

(116,872

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

39,296

$

15,492,380

$

118,939

$

(14,581,060

)

$

210,804

 Realized gain distributions

 882,776

 6,069,173

-

-

-

 Net realized gains (losses)

$

922,072

$

21,561,553

$

118,939

$

(14,581,060

)

$

210,804

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(344,582

)

$

4,875,265

$

5,350,974

$

10,364,724

$

3,184,500

 Beginning of year

2,952,873

45,164,198

176,289

(33,035,954

)

(824,133

)

 Change in unrealized appreciation (depreciation)

$

(3,297,455

)

$

(40,288,933

)

$

5,174,685

$

43,400,678

$

4,008,633

 Realized and unrealized gains (losses)

$

(2,375,383

)

$

(18,727,380

)

$

5,293,624

$

28,819,618

$

4,219,437

Increase (Decrease) in net assets from operations

$

321,900

$

3,125,055

$

8,572,716

$

49,762,040

$

4,102,565

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued

IGS

MI1

MII

MSI

MSS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

 664,590

$

21,505

$

504,309

$

-

$

-

 Mortality and expense risk charges

(1,145,063

)

(42,810

)

(625,679

)

(34,976

)

(1,784,245

)

 Distribution and administrative expense charges

(137,408

)

(5,137

)

(75,081

)

(4,197

)

(214,109

)

 Net investment income (loss)

$

(617,881

)

$

(26,442

)

$

(196,451

)

$

(39,173

)

$

(1,998,354

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(7,065,737

)

$

19,988

$

(3,949,195

)

$

(106,698

)

$

(47,724,241

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

(7,065,737

)

$

19,988

$

(3,949,195

)

$

 (106,698

)

$

(47,724,241

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

7,267,193

$

912,971

$

2,653,248

$

264,740

$

(121,461,292

)

 Beginning of year

(29,384,653

)

(82,908

)

(15,664,122

)

(424,796

)

(201,062,691

)

 Change in unrealized appreciation (depreciation)

$

36,651,846

$

995,879

$

18,317,370

$

689,536

$

79,601,399

 Realized and unrealized gains (losses)

$

29,586,109

$

1,015,867

$

14,368,175

$

582,838

$

31,877,158

Increase (Decrease) in net assets from operations

$

28,968,228

$

989,425

$

14,171,724

$

543,665

$

29,878,804

M1B

MIS

MFL

MIT

MC1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

-

$

510,939

$

11,395,683

$

-

 Mortality and expense risk charges

(578,979

)

(5,499,703

)

(759,613

)

(12,652,521

)

(301,954

)

 Distribution and administrative expense charges

(69,477

)

(659,964

)

(91,154

)

(1,518,303

)

(36,234

)

 Net investment income (loss)

$

(648,456

)

$

(6,159,667

)

$

(339,828

)

$

(2,775,141

)

$

(338,188

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(1,063,171

)

$

(66,637,079

)

$

(1,305,227

)

$

(111,624,541

)

$

(1,998,796

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

(1,063,171

)

$

(66,637,079

)

$

(1,305,227

)

$

(111,624,541

)

$

(1,998,796

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

2,369,813

$

(227,431,510

)

$

4,278,417

$

(323,249,011

)

$

2,811,052

 Beginning of year

(7,082,003

)

(382,418,897

)

(8,379,696

)

(629,162,261

)

(5,742,784

)

 Change in unrealized appreciation (depreciation)

$

9,451,816

$

154,987,387

$

12,658,113

$

305,913,250

$

8,553,836

 Realized and unrealized gains (losses)

$

8,388,645

$

88,350,308

$

11,352,886

$

194,288,709

$

6,555,040

Increase (Decrease) in net assets from operations

$

7,740,189

$

82,190,641

$

11,013,058

$

191,513,568

$

6,216,852

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued

MCS

MCV

MM1

MMS

M1A

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

1,623

$

209,228

$

3,045,720

$

-

 Mortality and expense risk charges

(673,248

)

(79,706

)

(790,464

)

(6,000,520

)

(293,818

)

 Distribution and administrative expense charges

(80,790

)

(9,565

)

(94,856

)

(720,062

)

(35,258

)

 Net investment income (loss)

$

(754,038

)

$

(87,648

)

$

(676,092

)

$

(3,674,862

)

$

(329,076

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(11,809,739

)

$

109,718

$

-

$

-

$

(1,138,363

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

(11,809,739

)

$

109,718

$

-

$

-

$

(1,138,363

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,369,124

)

$

1,823,729

$

-

$

-

$

3,102,813

 Beginning of year

(28,928,914

)

(1,522

)

-

-

(4,602,077

)

 Change in unrealized appreciation (depreciation)

$

27,559,790

$

1,825,251

$

-

$

-

$

7,704,890

 Realized and unrealized gains (losses)

$

15,750,051

$

1,934,969

$

-

$

-

$

6,566,527

Increase (Decrease) in net assets from operations

$

14,996,013

$

1,847,321

$

(676,092

)

$

(3,674,862

)

$

6,237,451

NWD

RE1

RES

RG1

RGI

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

-

$

 53,615

$

3,642,699

$

43,039

$

499,522

 Mortality and expense risk charges

(1,955,922

)

(136,629

)

(5,353,716

)

(98,838

)

(838,276

)

 Distribution and administrative expense charges

(234,711

)

(16,396

)

(642,446

)

(11,861

)

(100,593

)

 Net investment income (loss)

$

(2,190,633

)

$

(99,410

)

$

(2,353,463

)

$

(67,660

)

$

(439,347

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(22,680,045

)

$

(321,294

)

$

(81,631,541

)

$

(199,076

)

$

(4,201,674

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

(22,680,045

)

$

(321,294

)

$

(81,631,541

)

$

(199,076

)

$

(4,201,674

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(14,075,333

)

$

1,046,447

$

(209,629,537

)

$

875,440

$

(417,487

)

 Beginning of year

(81,782,693

)

(1,566,083

)

(383,458,912

)

(1,103,408

)

(20,253,653

)

 Change in unrealized appreciation (depreciation)

$

67,707,360

$

2,612,530

$

173,829,375

$

1,978,848

$

19,836,166

 Realized and unrealized gains (losses)

$

45,027,315

$

2,291,236

$

92,197,834

$

1,779,772

$

15,634,492

Increase (Decrease) in net assets from operations

$

42,836,682

$

2,191,826

$

89,844,371

$

1,712,112

$

15,195,145

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued

RI1

RIS

SG1

SGS

SI1

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

30,177

$

375,266

$

-

$

-

$

693,885

 Mortality and expense risk charges

(165,091

)

(804,244

)

(175,817

)

(528,433

)

(235,756

)

 Distribution and administrative expense charges

(19,811

)

(96,509

)

(21,098

)

(63,412

)

(28,291

)

 Net investment income (loss)

$

(154,725

)

$

(525,487

)

$

(196,915

)

$

(591,845

)

$

429,838

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

373,853

$

(5,789,289

)

$

(240,196

)

$

(9,877,635

)

$

246,158

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

373,853

$

(5,789,289

)

$

(240,196

)

$

(9,877,635

)

$

246,158

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

3,567,474

$

2,758,986

$

1,934,781

$

(6,547,129

)

$

1,464,568

 Beginning of year

(411,009

)

(21,101,812

)

(1,070,884

)

(26,211,749

)

380,532

 Change in unrealized appreciation (depreciation)

$

3,978,483

$

23,860,798

$

3,005,665

$

19,664,620

$

1,084,036

 Realized and unrealized gains (losses)

$

4,352,336

$

18,071,509

$

2,765,469

$

9,786,985

$

1,330,194

Increase (Decrease) in net assets from operations

$

4,197,611

$

17,546,022

$

2,568,554

$

9,195,140

$

1,760,032

SIS

SVS

TE1

TEC

MFJ

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

2,807,003

$

3,639

$

-

$

-

$

4,396,487

 Mortality and expense risk charges

(807,718

)

(62,897

)

(33,938

)

(263,836

)

(2,209,824

)

 Distribution and administrative expense charges

(96,926

)

(7,548

)

(4,073

)

(31,660

)

(265,179

)

 Net investment income (loss)

$

1,902,359

$

(66,806

)

$

(38,011

)

$

(295,496

)

$

1,921,484

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

843,234

$

69,732

$

(230,089

)

$

(7,240,439

)

$

(1,057,332

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

843,234

$

69,732

$

(230,089

)

$

(7,240,439

)

$

(1,057,332

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

5,620,937

$

1,039,435

$

401,587

$

(732,893

)

$

13,743,129

 Beginning of year

1,701,727

(17,654

)

(671,051

)

(14,975,361

)

(9,531,348

)

 Change in unrealized appreciation (depreciation)

$

3,919,210

$

1,057,089

$

1,072,638

$

14,242,468

$

23,274,477

 Realized and unrealized gains (losses)

$

4,762,444

$

1,126,821

$

842,549

$

7,002,029

$

22,217,145

Increase (Decrease) in net assets from operations

$

6,664,803

$

1,060,015

$

804,538

$

6,706,533

$

24,138,629

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued

TRS

MFE

UTS

MV1

MVS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

46,882,191

$

330,607

$

7,058,129

$

775,458

$

4,279,739

 Mortality and expense risk charges

(17,516,563

)

(159,748

)

(2,824,622

)

(794,738

)

(3,379,563

)

 Distribution and administrative expense charges

(2,101,988

)

(19,170

)

(338,955

)

(95,369

)

(405,548

)

 Net investment income (loss)

$

27,263,640

$

151,689

$

3,894,552

$

(114,649

)

$

494,628

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(60,957,845

)

$

(349,041

)

$

(34,868,231

)

$

(737,209

)

$

(8,673,684

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

(60,957,845

)

$

(349,041

)

$

(34,868,231

)

$

(737,209

)

$

(8,673,684

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(24,572,983

)

$

2,007,051

$

(79,717,930

)

$

8,677,268

$

21,706,517

 Beginning of year

(260,724,769

)

(1,776,395

)

(176,655,333

)

(5,619,268

)

(43,091,785

)

 Change in unrealized appreciation (depreciation)

$

236,151,786

$

3,783,446

$

96,937,403

$

14,296,536

$

64,798,302

 Realized and unrealized gains (losses)

$

175,193,941

$

3,434,405

$

62,069,172

$

13,559,327

$

56,124,618

Increase (Decrease) in net assets from operations

$

202,457,581

$

3,586,094

$

65,963,724

$

13,444,678

$

56,619,246

OCA

OMG

OMS

PRR

PTR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

 Dividend income

$

1,130

$

4,265

$

-

$

92,907

$

388,604

 Mortality and expense risk charges

(86,581

)

(34,486

)

(21,863

)

(90,554

)

(252,558

)

 Distribution and administrative expense charges

(10,390

)

(4,138

)

(2,624

)

(10,867

)

(30,307

)

 Net investment income (loss)

$

(95,841

)

$

(34,359

)

$

(24,487

)

$

(8,514

)

$

105,739

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

41,956

$

21,795

$

41,750

$

11,365

$

(19,905

)

 Realized gain distributions

-

-

-

208,802

254,936

 Net realized gains (losses)

$

41,956

$

21,795

$

41,750

$

220,167

$

235,031

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

1,582,400

$

627,091

$

504,369

$

61,629

$

4,071

 Beginning of year

(1,497

)

(4,219

)

(3,130

)

12,367

6,615

 Change in unrealized appreciation (depreciation)

$

1,583,897

$

631,310

$

507,499

$

49,262

$

(2,544

)

 Realized and unrealized gains (losses)

$

1,625,853

$

653,105

$

549,249

$

269,429

$

232,487

Increase (Decrease) in net assets from operations

$

1,530,012

$

618,746

$

524,762

$

260,915

$

338,226

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2003 - continued

SC3

Sub-Account

Income and Expenses:

 Dividend income

$

-

 Mortality and expense risk charges

(66,650

)

 Distribution and administrative expense charges

(7,998

)

 Net investment income (loss)

$

(74,648

)

Realized and Unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

76,053

 Realized gain distributions

-

 Net realized gains (losses)

$

76,053

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

1,307,386

 Beginning of year

(13,245

)

 Change in unrealized appreciation (depreciation)

$

1,320,631

 Realized and unrealized gains (losses)

$

1,396,684

Increase (Decrease) in net assets from operations

$

1,322,036

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

FMS

FTI

FVS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (b)

2003

2002 (b)

2003

2002 (b)

Operations:

Net investment income (loss)

$

(20,398

)

$

(572

)

$

(64,148

)

$

(1,359

)

$

(32,544

)

$

(376

)

Net realized gains (losses)

28,050

218

238,285

53

45,404

194

Net unrealized gains (losses)

588,526

1,390

2,255,750

(8,777

)

754,090

4,174

 Increase (Decrease) in net assets from operations

$

596,178

$

1,036

$

2,429,887

$

(10,083

)

$

766,950

$

3,992

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

3,647,370

$

273,329

$

16,524,766

$

403,127

$

2,932,874

$

143,641

 Net transfers between Sub-Accounts and
Fixed Account

1,585,438

83,594

2,146,624

657,800

1,585,863

64,445

 Withdrawals, surrenders, annuitizations and contract charges

(76,205

)

-

(373,009

)

(855

)

(32,864

)

(151

)

 Net accumulation activity

$

5,156,603

$

356,923

$

18,298,381

$

1,060,072

$

4,485,873

$

207,935

Annuitization Activity:

 Annuitizations

$

-

$

-

$

2,118

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

(289

)

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(15

)

-

(8

)

-

(48

)

-

 Net annuitization activity

$

(15

)

$

-

$

2,110

$

-

$

(337

)

$

-

Increase (Decrease) in net assets from contract owner transactions

$

5,156,588

$

356,923

$

18,300,491

$

1,060,072

$

4,485,536

$

207,935

 Increase (Decrease) in net assets

$

5,752,766

$

357,959

$

20,730,378

$

1,049,989

$

5,252,486

$

211,927

Net Assets:

Beginning of year

$

357,959

$

-

$

1,049,989

$

-

$

211,927

$

-

End of year

$

6,110,725

$

357,959

$

21,780,367

$

1,049,989

$

5,464,413

$

211,927

Unit Transactions:

Beginning of year

35,337

-

109,241

-

20,281

-

Purchased

323,635

27,010

1,456,936

41,692

251,869

14,088

Transferred between Sub-Accounts and Fixed Accumulation Account

140,516

8,327

203,272

67,637

138,384

6,207

Withdrawn, Surrendered and Annuitized

(9,551

)

-

(34,914

)

(88

)

(7,429

)

(14

)

End of year

489,937

35,337

1,734,535

109,241

403,105

20,281

(b)   For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

LA1

LA2

MF7

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (b)

2003

2002 (b)

2003

2002

Operations:

Net investment income (loss)

$

10,404

$

1,152

$

(19,041

)

$

602

$

1,335,494

$

488,007

Net realized gains (losses)

142,330

133

106,983

24

660,308

97,317

Net unrealized gains (losses)

2,927,014

(6,895

)

623,926

(29

)

1,545,020

1,664,976

 Increase (Decrease) in net assets from operations

$

3,079,748

$

(5,610

)

$

711,868

$

597

$

3,540,822

$

2,250,300

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

25,571,537

$

276,744

$

2,989,218

$

260,168

$

21,926,307

$

14,086,132

 Net transfers between Sub-Accounts and
Fixed Account

5,923,775

87,905

2,851,972

23,567

7,707,102

12,078,989

 Withdrawals, surrenders, annuitizations and contract charges

(1,669,622

)

(417

)

(1,151,652

)

(151

)

(4,219,442

)

(2,051,922

)

 Net accumulation activity

$

29,825,690

$

364,232

$

4,689,538

$

283,584

$

25,413,967

$

24,113,199

Annuitization Activity:

 Annuitizations

$

3,232

$

-

$

-

$

-

$

-

$

14,159

 Annuity payments and contract charges

-

-

-

-

(1,786

)

(1,612

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(1

)

-

(15

)

-

(202

)

(100

)

 Net annuitization activity

$

3,231

$

-

$

(15

)

$

-

$

(1,988

)

$

12,447

Increase (Decrease) in net assets from contract owner transactions

$

29,828,921

$

364,232

$

4,689,523

$

283,584

$

25,411,979

$

24,125,646

 Increase (Decrease) in net assets

$

32,908,669

$

358,622

$

5,401,391

$

284,181

$

28,952,801

$

26,375,946

Net Assets:

Beginning of year

$

 358,622

$

-

$

284,181

$

-

$

36,841,435

$

10,465,489

End of year

$

33,267,291

$

358,622

$

5,685,572

$

284,181

$

65,794,236

$

36,841,435

Unit Transactions:

Beginning of year

33,508

-

26,664

-

3,399,082

1,039,445

Purchased

2,098,298

25,450

259,611

24,477

1,993,808

1,390,968

Transferred between Sub-Accounts and Fixed Accumulation Account

497,973

8,096

251,182

2,201

692,407

1,174,965

Withdrawn, Surrendered and Annuitized

(141,100

)

(38

)

(99,883

)

(14

)

(378,884

)

(206,296

)

End of year

2,488,679

33,508

437,574

26,664

5,706,413

3,399,082

(b)   For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

BDS

MFD

CAS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

7,767,809

$

4,093,733

$

(367,637

)

$

(240,452

)

$

(7,950,897

)

$

(9,176,014

)

Net realized gains (losses)

6,639,020

3,654,587

(847,905

)

(802,353

)

(234,919,917

)

(382,909,764

)

Net unrealized gains (losses)

2,070,127

7,230,589

6,918,599

(6,112,152

)

378,358,329

60,462,435

 Increase (Decrease) in net assets from operations

$

16,476,956

$

14,978,909

$

5,703,057

$

(7,154,957

)

$

135,487,515

$

(331,623,343

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

1,904,336

$

1,564,689

$

3,018,224

$

9,979,560

$

4,193,618

$

7,984,994

 Net transfers between Sub-Accounts and
Fixed Account

428,448

49,409,135

2,274,790

7,054,616

(7,805,303

)

(57,513,980

)

 Withdrawals, surrenders, annuitizations and contract charges

(31,188,504

)

(25,678,851

)

(1,421,880

)

(870,610

)

(79,430,083

)

(120,030,608

)

 Net accumulation activity

$

(28,855,720

)

$

25,294,973

$

3,871,134

$

16,163,566

$

(83,041,768

)

$

(169,559,594

)

Annuitization Activity:

 Annuitizations

$

-

$

-

$

3,338

$

16,904

$

200,175

$

153,993

 Annuity payments and contract charges

(92,287

)

(82,823

)

(1,844

)

(1,669

)

(518,378

)

(747,430

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(15,157

)

(34,509

)

(284

)

(170

)

(166,472

)

81,414

 Net annuitization activity

$

(107,444

)

$

(117,332

)

$

1,210

$

15,065

$

(484,675

)

$

(512,023

)

Increase (Decrease) in net assets from contract owner transactions

$

(28,963,164

)

$

25,177,641

$

3,872,344

$

16,178,631

$

(83,526,443

)

$

(170,071,617

)

 Increase (Decrease) in net assets

$

(12,486,208

)

$

40,156,550

$

9,575,401

$

9,023,674

$

51,961,072

$

(501,694,960

)

Net Assets:

Beginning of year

$

209,295,113

$

169,138,563

$

20,470,534

$

11,446,860

$

560,298,723

$

1,061,993,683

End of year

$

196,808,905

$

209,295,113

$

30,045,935

$

20,470,534

$

612,259,795

$

560,298,723

Unit Transactions:

Beginning of year

16,672,091

14,562,283

3,163,343

1,178,384

53,276,821

64,553,284

Purchased

227,142

130,651

313,159

1,195,273

415,143

942,516

Transferred between Sub-Accounts and Fixed Accumulation Account

(10,686

)

4,129,823

257,127

914,462

(50,073

)

(4,262,327

)

Withdrawn, Surrendered and Annuitized

(2,373,084

)

(2,150,666

)

(196,880

)

(124,776

)

(5,987,262

)

(7,956,652

)

End of year

14,515,463

16,672,091

3,536,749

3,163,343

47,654,629

53,276,821

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

CO1

COS

MFF

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(168,526

)

$

(148,131)

$

(2,660,172

)

$

(4,797,605

)

$

(178,070

)

$

(136,136

)

Net realized gains (losses)

(549,050

)

(371,827)

(62,951,165

)

(108,712,383

)

(731,554

)

(652,171

)

Net unrealized gains (losses)

3,639,232

(3,573,397)

122,855,311

(29,588,990

)

3,850,506

(3,167,964

)

 Increase (Decrease) in net assets from operations

$

2,921,656

$

(4,093,355)

$

57,243,974

$

(143,098,978

)

$

2,940,882

$

(3,956,271

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

1,628,113

$

5,596,537

$

2,192,992

$

3,474,022

$

1,745,526

$

6,120,600

 Net transfers between Sub-Accounts and
Fixed Account

734,234

3,224,381

(14,408,298

)

(66,309,026

)

933,368

3,111,019

 Withdrawals, surrenders, annuitizations and contract charges

(1,092,338

)

(636,251

)

(27,513,025

)

(39,720,495

)

(848,036

)

(643,652

)

 Net accumulation activity

$

1,270,009

$

8,184,667

$

(39,728,331

)

$

(102,555,499

)

$

1,830,858

$

8,587,967

Annuitization Activity:

 Annuitizations

$

-

$

53,623

$

6,787

$

-

$

-

$

1,514

 Annuity payments and contract charges

-

(5,136

)

(84,568

)

(117,999

)

(87

)

(87

)

 Net transfers between Sub-Accounts

(5,917

)

-

-

-

-

-

 Adjustments to annuity reserves

(806

)

(310

)

(15,523

)

1,680

(21

)

(37

)

 Net annuitization activity

$

(6,723

)

$

48,177

$

(93,304

)

$

(116,319

)

$

(108

)

$

1,390

Increase (Decrease) in net assets from contract owner transactions

$

1,263,286

$

8,232,844

$

(39,821,635

)

$

(102,671,818

)

$

1,830,750

$

8,589,357

 Increase (Decrease) in net assets

$

4,184,942

$

4,139,489

$

17,422,339

$

(245,770,796

)

$

4,771,632

$

4,633,086

Net Assets:

Beginning of year

$

10,868,241

$

6,728,752

$

248,530,711

$

494,301,507

$

9,746,182

$

5,113,096

End of year

$

15,053,183

$

10,868,241

$

265,953,050

$

248,530,711

$

14,517,814

$

9,746,182

Unit Transactions:

Beginning of year

1,659,796

707,598

36,579,889

49,296,039

1,550,123

526,836

Purchased

162,114

669,166

345,990

468,094

178,806

736,254

Transferred between Sub-Accounts and Fixed Accumulation Account

71,586

384,672

(2,369,985

)

(8,863,967

)

97,589

380,778

Withdrawn, Surrendered and Annuitized

(153,126

)

(101,640

)

(3,393,704

)

(4,320,277

)

(120,865

)

(93,745

)

End of year

1,740,370

1,659,796

31,162,190

36,579,889

1,705,653

1,550,123

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

EGS

EM1

EME

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(5,415,922

)

$

(7,486,903

)

$

(31,645

)

$

(7,014

)

$

(272,979

)

$

(72,556

)

Net realized gains (losses)

(101,219,588

)

(171,071,995

)

119,481

(114,030

)

(817,300

)

(1,409,605

)

Net unrealized gains (losses)

204,634,045

(68,659,822

)

1,149,180

(165,228

)

15,089,756

(709,113

)

 Increase (Decrease) in net assets from operations

$

97,998,535

$

(247,218,720

)

$

1,237,016

$

(286,272

)

$

13,999,477

$

(2,191,274

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

2,936,811

$

4,533,694

$

254,940

$

1,264,490

$

209,048

$

336,047

 Net transfers between Sub-Accounts and
Fixed Account

(14,283,946

)

(81,392,865

)

1,804,172

761,872

5,416,603

4,848,897

 Withdrawals, surrenders, annuitizations and contract charges

(49,535,582

)

(68,678,141

)

(349,553

)

(80,774

)

(3,505,503

)

(4,844,186

)

 Net accumulation activity

$

(60,882,717

)

$

(145,537,312

)

$

1,709,559

$

1,945,588

$

2,120,148

$

340,758

Annuitization Activity:

 Annuitizations

$

81,703

$

45,741

$

-

$

-

$

10,773

$

-

 Annuity payments and contract charges

(225,507

)

(327,463

)

-

-

(18,096

)

(15,279

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(33,709

)

(3,632

)

-

-

(17,971

)

(21,052

)

 Net annuitization activity

$

(177,513

)

$

(285,354

)

$

-

$

-

$

(25,294

)

$

(36,331

)

Increase (Decrease) in net assets from contract owner transactions

$

(61,060,230

)

$

(145,822,666

)

$

1,709,559

$

1,945,588

$

2,094,854

$

304,427

 Increase (Decrease) in net assets

$

36,938,305

$

(393,041,386

)

$

2,946,575

$

1,659,316

$

16,094,331

$

(1,886,847

)

Net Assets:

Beginning of year

$

370,438,018

$

763,479,404

$

2,036,932

$

377,616

$

30,076,632

$

31,963,479

End of year

$

407,376,323

$

370,438,018

$

4,983,507

$

2,036,932

$

46,170,963

$

30,076,632

Unit Transactions:

Beginning of year

50,696,788

65,948,379

204,949

36,622

3,685,145

3,800,561

Purchased

413,759

629,726

23,135

114,419

26,194

37,755

Transferred between Sub-Accounts and Fixed Accumulation Account

(1,949,879

)

(9,243,938

)

138,188

61,923

429,194

403,000

Withdrawn, Surrendered and Annuitized

(5,041,994

)

(6,637,379

)

(29,739

)

(8,015

)

(374,597

)

(556,171

)

End of year

44,118,674

50,696,788

336,533

204,949

3,765,936

3,685,145

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GA1

GAA

GG1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

49,503

$

18,718

$

1,617,672

$

1,500,144

$

213,850

$

(27,218

)

Net realized gains (losses)

60,377

(16,733

)

(15,359,513

)

(6,888,095

)

248,122

75,289

Net unrealized gains (losses)

96,501

(106,783

)

19,648,223

(1,136,806

)

187,457

279,312

 Increase (Decrease) in net assets from operations

$

206,381

$

(104,798

)

$

5,906,382

$

(6,524,757

)

$

649,429

$

327,383

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

212,082

$

1,050,377

$

301,916

$

669,302

$

706,993

$

2,025,641

 Net transfers between Sub-Accounts and
Fixed Account

(2,264,878

)

556,629

(60,738,729

)

(6,033,872

)

558,099

1,631,290

 Withdrawals, surrenders, annuitizations and contract charges

(27,805

)

(129,174

)

(6,206,026

)

(11,822,887

)

(532,878

)

(193,294

)

 Net accumulation activity

$

(2,080,601

)

$

1,477,832

$

(66,642,839

)

$

(17,187,457

)

$

732,214

$

3,463,637

Annuitization Activity:

 Annuitizations

$

-

$

-

$

9,381

$

108,915

$

-

$

14,540

 Annuity payments and contract charges

-

-

(70,537

)

(122,309

)

(1,878

)

(1,654

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

-

-

43,303

(25,069

)

(227

)

(104

)

 Net annuitization activity

$

-

$

-

$

(17,853

)

$

(38,463

)

$

(2,105

)

$

12,782

Increase (Decrease) in net assets from contract owner transactions

$

(2,080,601

)

$

1,477,832

$

(66,660,692

)

$

(17,225,920

)

$

730,109

$

3,476,419

 Increase (Decrease) in net assets

$

(1,874,220

)

$

1,373,034

$

(60,754,310

)

$

(23,750,677

)

$

1,379,538

$

3,803,802

Net Assets:

Beginning of year

$

1,874,220

$

501,186

$

60,754,310

$

84,504,987

$

3,969,895

$

166,093

End of year

$

-

$

1,874,220

$

-

$

60,754,310

$

5,349,433

$

3,969,895

Unit Transactions:

Beginning of year

210,153

51,398

4,636,581

5,837,945

344,004

17,109

Purchased

22,316

111,138

17,039

61,866

60,171

194,946

Transferred between Sub-Accounts and Fixed Accumulation Account

(229,409

)

61,335

(4,199,824

)

(441,120

)

48,386

149,769

Withdrawn, Surrendered and Annuitized

(3,060

)

(13,718

)

(453,796

)

(822,110

)

(43,903

)

(17,820

)

End of year

-

210,153

-

4,636,581

408,658

344,004

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GGS

GG2

GGR

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

2,542,593

$

(694,415

)

$

(60,187

)

$

(33,346

)

$

(1,455,863

)

$

(2,286,052

)

Net realized gains (losses)

3,335,761

96,097

68,400

(96,558

)

(42,479,223

)

(56,684,239

)

Net unrealized gains (losses)

2,362,200

9,240,993

1,440,721

(470,420

)

89,840,927

11,234,270

 Increase (Decrease) in net assets from operations

$

8,240,554

$

8,642,675

$

1,448,934

$

(600,324

)

$

45,905,841

$

(47,736,021

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

371,573

$

837,429

$

1,067,217

$

1,579,033

$

1,056,774

$

2,197,195

 Net transfers between Sub-Accounts and
Fixed Account

681,462

20,849,237

809,598

1,559,952

(6,471,189

)

(27,098,041

)

 Withdrawals, surrenders, annuitizations and contract charges

(12,215,073

)

(10,404,311

)

(260,799

)

(182,302

)

(22,419,923

)

(30,247,996

)

 Net accumulation activity

$

(11,162,038

)

$

11,282,355

$

1,616,016

$

2,956,683

$

(27,834,338

)

$

(55,148,842

)

Annuitization Activity:

 Annuitizations

$

33,967

$

13,422

$

-

$

-

$

74,318

$

6,939

 Annuity payments and contract charges

(79,101

)

(78,834

)

(278

)

-

(117,175

)

(136,935

)

 Net transfers between Sub-Accounts

 -

-

-

-

-

-

 Adjustments to annuity reserves

(4,146

)

(32,096

)

(47

)

-

(143

)

(13,486

)

 Net annuitization activity

$

(49,280

)

$

(97,508

)

$

(325

)

$

-

$

(43,000

)

$

(143,482

)

Increase (Decrease) in net assets from contract owner transactions

$

(11,211,318

)

$

11,184,847

$

1,615,691

$

2,956,683

$

(27,877,338

)

$

(55,292,324

)

 Increase (Decrease) in net assets

$

(2,970,764

)

$

19,827,522

$

3,064,625

$

2,356,359

$

18,028,503

$

(103,028,345

)

Net Assets:

Beginning of year

$

64,709,568

$

44,882,046

$

3,713,489

$

1,357,130

$

157,722,758

$

260,751,103

End of year

$

61,738,804

$

64,709,568

$

6,778,114

$

3,713,489

$

175,751,261

$

157,722,758

Unit Transactions:

Beginning of year

4,610,834

3,647,399

468,329

140,349

13,695,036

17,723,668

Purchased

26,436

70,005

99,074

175,879

92,200

234,808

Transferred between Sub-Accounts and Fixed Accumulation Account

22,631

1,677,469

81,031

175,009

(544,877

)

(2,282,798

)

Withdrawn, Surrendered and Annuitized

(805,281

)

(784,039

)

(32,575

)

(22,908

)

(1,559,078

)

(1,980,642

)

End of year

3,854,620

4,610,834

615,859

468,329

11,683,281

13,695,036

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GT1

GTS

GT2

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(4,456

)

$

(4,895

)

$

(14,298

)

$

(28,240

)

$

43,679

$

7,504

Net realized gains (losses)

(13,354

)

(25,215

)

(696,575

)

(1,077,797

)

50,082

(30,105

)

Net unrealized gains (losses)

112,882

(130,300

)

1,002,615

(75,505

)

1,537,313

3,524

 Increase (Decrease) in net assets from operations

$

95,072

$

(160,410

)

$

291,742

$

(1,181,542

)

$

1,631,074

$

(19,077

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

36,480

$

222,175

$

8,623

$

54,175

$

906,887

$

2,288,946

 Net transfers between Sub-Accounts and
Fixed Account

(491,415

)

82,773

(1,582,859

)

(40,601

)

3,755,495

1,869,065

 Withdrawals, surrenders, annuitizations and contract charges

(13,119

)

(6,571

)

(108,394

)

(218,548

)

(547,443

)

(67,406

)

 Net accumulation activity

$

(468,054

)

$

298,377

$

(1,682,630

)

$

(204,974

)

$

4,114,939

$

4,090,605

Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

14,184

$

-

 Annuity payments and contract charges

-

-

-

-

(419

)

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

-

-

-

-

(62

)

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

13,703

$

-

Increase (Decrease) in net assets from contract owner transactions

$

(468,054

)

$

298,377

$

(1,682,630

)

$

(204,974

)

$

4,128,642

$

4,090,605

 Increase (Decrease) in net assets

$

(372,982

)

$

137,967

$

(1,390,888

)

$

(1,386,516

)

$

5,759,716

$

4,071,528

Net Assets:

Beginning of year

$

372,982

$

235,015

$

1,390,888

$

2,777,404

$

5,544,326

$

1,472,798

End of year

$

-

$

372,982

$

-

$

1,390,888

$

11,304,042

$

5,544,326

Unit Transactions:

Beginning of year

66,336

24,957

555,343

662,983

575,530

151,199

Purchased

4,821

33,670

3,471

17,643

90,639

240,584

Transferred between Sub-Accounts and Fixed Accumulation Account

(68,890

)

12,857

(518,984

)

(47,757

)

353,356

194,806

Withdrawn, Surrendered and Annuitized

(2,267

)

(5,148

)

(39,830

)

(77,526

)

(53,690

)

(11,059

)

End of year

-

66,336

-

555,343

965,835

575,530

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GTR

MFK

GSS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

660,194

$

419,406

$

2,697,283

$

1,395,817

$

21,852,435

$

20,283,292

Net realized gains (losses)

(2,050,099

)

(2,777,769

)

922,072

(9,501

)

21,561,553

4,528,114

Net unrealized gains (losses)

23,651,015

1,599,601

(3,297,455

)

3,096,017

(40,288,933

)

27,217,769

 Increase (Decrease) in net assets from operations

$

22,261,110

$

(758,762

)

$

321,900

$

4,482,333

$

3,125,055

$

52,029,175

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

1,043,042

$

923,510

$

48,599,628

$

32,428,415

$

7,213,527

$

19,413,929

 Net transfers between Sub-Accounts and
Fixed Account

66,204,830

4,646,419

3,419,581

36,864,681

(117,172,529

)

189,926,837

 Withdrawals, surrenders, annuitizations and contract charges

(14,994,182

)

(11,905,476

)

(13,740,482

)

(4,331,047

)

(114,597,485

)

(112,973,131

)

 Net accumulation activity

$

52,253,690

$

(6,335,547

)

$

38,278,727

$

64,962,049

$

(224,556,487

)

$

96,367,635

Annuitization Activity:

 Annuitizations

$

-

$

22,199

$

6,869

$

28,565

$

114,873

$

141,946

 Annuity payments and contract charges

(84,741

)

(72,879

)

(3,484

)

(3,252

)

(531,760

)

(660,933

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(188,144

)

(39,313

)

(387

)

(199

)

(47,977

)

(69,314

)

 Net annuitization activity

$

(272,885

)

$

(89,993

)

$

2,998

$

25,114

$

(464,864

)

$

(588,301

)

Increase (Decrease) in net assets from contract owner transactions

$

51,980,805

$

(6,425,540

)

$

38,281,725

$

64,987,163

$

(225,021,351

)

$

95,779,334

 Increase (Decrease) in net assets

$

74,241,915

$

(7,184,302

)

$

38,603,625

$

69,469,496

$

(221,896,296

)

$

147,808,509

Net Assets:

Beginning of year

$

76,987,347

$

84,171,649

$

93,288,471

$

23,818,975

$

743,720,269

$

595,911,760

End of year

$

151,229,262

$

76,987,347

$

131,892,096

$

93,288,471

$

521,823,973

$

743,720,269

Unit Transactions:

Beginning of year

5,490,465

5,780,805

8,558,119

2,355,604

50,577,174

43,557,072

Purchased

81,487

78,902

4,810,403

3,198,551

575,584

1,601,821

Transferred between Sub-Accounts and Fixed Accumulation Account

4,193,301

432,986

344,054

3,497,333

(8,507,621

)

12,927,838

Withdrawn, Surrendered and Annuitized

(928,759

)

(802,228

)

(1,328,794

)

(493,369

)

(7,382,992

)

(7,509,557

)

End of year

8,836,494

5,490,465

12,383,782

8,558,119

35,262,145

50,577,174

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MFC

HYS

IG1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

3,279,092

$

1,562,250

$

20,942,422

$

24,098,474

$

(116,872

)

$

(79,871

)

Net realized gains (losses)

118,939

(1,000,412

)

(14,581,060

)

(33,156,854

)

210,804

1,032,560

Net unrealized gains (losses)

5,174,685

72,066

43,400,678

11,817,205

4,008,633

(918,118

)

 Increase (Decrease) in net assets from operations

$

8,572,716

$

633,904

$

49,762,040

$

2,758,825

$

4,102,565

$

34,571

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

21,189,010

$

13,016,093

$

2,933,458

$

2,612,480

$

828,688

$

4,527,332

 Net transfers between Sub-Accounts and
Fixed Account

22,227,714

12,022,299

32,765,697

(10,818,426

)

464,091

4,848,362

 Withdrawals, surrenders, annuitizations and contract charges

(3,346,815

)

(1,357,205

)

(39,589,937

)

(38,199,666

)

(773,929

)

(2,087,732

)

 Net accumulation activity

$

40,069,909

$

23,681,187

$

(3,890,782

)

$

(46,405,612

)

$

518,850

$

7,287,962

Annuitization Activity:

 Annuitizations

$

8,518

$

9,671

$

57,070

$

168,718

$

-

$

1,534

 Annuity payments and contract charges

(1,577

)

(470

)

(203,576

)

(287,181

)

(112

)

(105

)

 Net transfers between Sub-Account

-

-

-

-

-

-

 Adjustments to annuity reserves

(256

)

(63

)

(65,957

)

(36,001

)

(33

)

(49

)

 Net annuitization activity

$

6,685

$

9,138

$

(212,463

)

$

(154,464

)

$

(145

)

$

1,380

Increase (Decrease) in net assets from contract owner transactions

$

40,076,594

$

23,690,325

$

(4,103,245

)

$

(46,560,076

)

$

518,705

$

7,289,342

 Increase (Decrease) in net assets

$

48,649,310

$

24,324,229

$

45,658,795

$

(43,801,251

)

$

4,621,270

$

7,323,913

Net Assets:

Beginning of year

$

32,604,716

$

8,280,487

$

257,293,833

$

301,095,084

$

10,427,953

$

3,104,040

End of year

$

81,254,026

$

32,604,716

$

302,952,628

$

257,293,833

$

15,049,223

$

10,427,953

Unit Transactions:

Beginning of year

3,266,770

838,150

20,985,015

24,640,912

1,265,240

326,874

Purchased

1,858,559

1,321,172

275,387

248,178

91,195

501,152

Transferred between Sub-Accounts and Fixed Accumulation Account

1,881,182

1,246,987

2,635,374

(987,124

)

63,877

670,533

Withdrawn, Surrendered and Annuitized

(307,298

)

(139,539

)

(2,780,213

)

(2,916,951

)

(86,423

)

(233,319

)

End of year

6,699,213

3,266,770

21,115,563

20,985,015

1,333,889

1,265,240

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

IGS

MI1

MII

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002 (a)

2003

2002

Operations:

Net investment income (loss)

$

(617,881

)

$

(900,486

)

$

(26,442

)

$

(11,170

)

$

(196,451

)

$

(332,754

)

Net realized gains (losses)

(7,065,737

)

(8,001,430

)

19,988

158,321

(3,949,195

)

(5,788,484

)

Net unrealized gains (losses)

36,651,846

(5,408,492

)

995,879

(87,353

)

18,317,370

1,710,751

 Increase (Decrease) in net assets from operations

$

28,968,228

$

(14,310,408

)

$

989,425

$

59,798

$

14,171,724

$

(4,410,487

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

800,258

$

1,325,782

$

377,907

$

1,096,678

$

330,336

$

421,727

 Net transfers between Sub-Accounts and
Fixed Account

(277,777

)

(5,950,235

)

1,274,091

666,775

3,249,607

(1,131,388

)

 Withdrawals, surrenders, annuitizations and contract charges

(10,119,942

)

(10,712,751

)

(267,728

)

(47,221

)

(7,427,403

)

(7,941,573

)

 Net accumulation activity

$

(9,597,461

)

$

(15,337,204

)

$

1,384,270

$

1,716,232

$

(3,847,460

)

$

(8,651,234

)

Annuitization Activity:

 Annuitizations

$

26,319

$

7,928

$

-

$

-

$

4,002

$

-

 Annuity payments and contract charges

(20,951

)

(21,548

)

-

-

(19,347

)

(29,483

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(7,841

)

(4,563

)

-

-

(7,534

)

(12,135

)

 Net annuitization activity

$

(2,473

)

$

(18,183

)

$

-

$

-

$

(22,879

)

$

(41,618

)

Increase (Decrease) in net assets from contract owner transactions

$

(9,599,934

)

$

(15,355,387

)

$

1,384,270

$

1,716,232

$

(3,870,339

)

$

(8,692,852

)

 Increase (Decrease) in net assets

$

19,368,294

$

(29,665,795

)

$

2,373,695

$

1,776,030

$

10,301,385

$

(13,103,339

)

Net Assets:

Beginning of year

$

87,260,895

$

116,926,690

$

2,198,379

$

422,349

$

48,423,016

$

61,526,355

End of year

$

106,629,189

$

87,260,895

$

4,572,074

$

2,198,379

$

58,724,401

$

48,423,016

Unit Transactions:

Beginning of year

11,708,342

13,618,628

253,434

45,114

4,845,066

5,653,736

Purchased

103,885

171,778

40,419

117,862

36,979

40,036

Transferred between Sub-Accounts and Fixed Accumulation Account

(146,589

)

(759,280

)

136,028

95,885

364,275

(114,421

)

Withdrawn, Surrendered and Annuitized

(1,223,551

)

(1,322,784

)

(30,588

)

(5,427

)

(666,470

)

(734,285

)

End of year

10,442,087

11,708,342

399,293

253,434

4,579,850

4,845,066

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MS1

MSS

M1B

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(39,173

)

$

(27,553

)

$

(1,998,354

)

$

(2,704,683

)

$

(648,456

)

$

(345,415

)

Net realized gains (losses)

(106,698

)

(84,808

)

(47,724,241

)

(74,284,868

)

(1,063,171

)

(798,785

)

Net unrealized gains (losses)

689,536

(469,552

)

79,601,399

12,808,077

9,451,816

(7,657,729

)

 Increase (Decrease) in net assets from operations

$

543,665

$

(581,913

)

$

29,878,804

$

(64,181,474

)

$

7,740,189

$

(8,801,929

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

155,065

$

1,275,192

$

964,939

$

2,123,359

$

19,109,076

$

15,870,561

 Net transfers between Sub-Accounts and
Fixed Account

79,351

832,853

(6,148,440

)

(28,773,717

)

8,324,389

9,667,852

 Withdrawals, surrenders, annuitizations and contract charges

(156,342

)

(40,892

)

(19,674,522

)

(27,745,455

)

(2,625,362

)

(1,208,871

)

 Net accumulation activity

$

78,074

$

2,067,153

$

(24,858,023

)

$

(54,395,813

)

$

24,808,103

$

24,329,542

Annuitization Activity:

 Annuitizations

$

-

$

-

$

69,527

$

17,607

$

10,566

$

-

 Annuity payments and contract charges

-

-

(83,643

)

(128,925

)

(318

)

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

-

-

(28,648

)

49,975

(45

)

-

 Net annuitization activity

$

-

$

-

$

(42,764

)

$

(61,343

)

$

10,203

$

-

Increase (Decrease) in net assets from contract owner transactions

$

78,074

$

2,067,153

$

(24,900,787

)

$

(54,457,156

)

$

24,818,306

$

24,329,542

 Increase (Decrease) in net assets

$

621,739

$

1,485,240

$

4,978,017

$

(118,638,630

)

$

32,558,495

$

15,527,613

Net Assets:

Beginning of year

$

2,241,427

$

756,187

$

143,971,087

$

262,609,717

$

29,392,471

$

13,864,858

End of year

$

2,863,166

$

2,241,427

$

148,949,104

$

143,971,087

$

61,950,966

$

29,392,471

Unit Transactions:

Beginning of year

320,127

78,580

14,253,338

18,605,449

4,230,272

1,419,642

Purchased

18,534

148,920

115,442

196,173

1,815,023

1,821,934

Transferred between Sub-Accounts and Fixed Accumulation Account

10,573

98,110

(562,001

)

(2,525,023

)

953,702

1,153,027

Withdrawn, Surrendered and Annuitized

(20,773

)

(5,483

)

(1,526,477

)

(2,023,261

)

(348,376

)

(164,331

)

End of year

328,461

320,127

12,280,302

14,253,338

6,650,621

4,230,272

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MIS

MFL

MIT

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(6,159,667

)

$

(7,134,480

)

$

(339,828

)

$

(209,140

)

$

(2,775,141

)

$

(4,880,066

)

Net realized gains (losses)

(66,637,079

)

(119,932,703

)

(1,305,227

)

(751,300

)

(111,624,541

)

(149,023,111

)

Net unrealized gains (losses)

154,987,387

(71,931,453

)

12,658,113

(8,870,924

)

305,913,250

(193,397,289

)

 Increase (Decrease) in net assets from operations

$

82,190,641

$

(198,998,636

)

$

11,013,058

$

(9,831,364

)

$

191,513,568

$

(347,300,466

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

2,884,118

$

5,247,825

$

7,494,031

$

21,868,525

$

8,030,314

$

13,205,858

 Net transfers between Sub-Accounts and
Fixed Account

9,564,741

(73,387,309

)

7,856,344

17,725,359

(25,737,703

)

(131,535,540

)

 Withdrawals, surrenders, annuitizations and contract charges

(41,024,285

)

(54,468,052

)

(3,386,317

)

(1,865,378

)

(132,067,375

)

(177,865,737

)

 Net accumulation activity

$

(28,575,426

)

$

(122,607,536

)

$

11,964,058

$

37,728,506

$

(149,774,764

)

$

(296,195,419

)

Annuitization Activity:

 Annuitizations

$

3,329

$

13,393

$

28,281

$

3,883

$

132,708

$

123,802

 Annuity payments and contract charges

(168,324

)

(198,590

)

(1,378

)

(242

)

(793,105

)

(1,112,911

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(12,319

)

(32,966

)

(298

)

(108

)

(94,307

)

(10,444

)

 Net annuitization activity

$

(177,314

)

$

(218,163

)

$

26,605

$

3,533

$

(754,704

)

$

(999,553

)

Increase (Decrease) in net assets from contract owner transactions

$

(28,752,740

)

$

(122,825,699

)

$

11,990,663

$

37,732,039

$

(150,529,468

)

$

(297,194,972

)

 Increase (Decrease) in net assets

$

53,437,901

$

(321,824,335

)

$

23,003,721

$

27,900,675

$

40,984,100

$

(644,495,438

)

Net Assets:

Beginning of year

$

411,220,281

$

733,044,616

$

46,842,065

$

18,941,390

$

1,027,852,421

$

1,672,347,859

End of year

$

464,658,182

$

411,220,281

$

69,845,786

$

46,842,065

$

1,068,836,521

$

1,027,852,421

Unit Transactions:

Beginning of year

65,830,913

82,854,696

6,235,850

1,960,395

93,484,847

114,934,813

Purchased

444,048

734,385

751,719

2,467,270

798,958

1,264,050

Transferred between Sub-Accounts and Fixed Accumulation Account

783,949

(10,701,366

)

884,967

2,059,574

(2,442,894

)

(10,650,348

)

Withdrawn, Surrendered and Annuitized

(5,811,697

)

(7,056,802

)

(425,810

)

(251,389

)

(9,735,592

)

(12,063,668

)

End of year

61,247,213

65,830,913

7,446,726

6,235,850

82,105,319

93,484,847

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MC1

MCS

MCV

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002 (c)

Operations:

Net investment income (loss)

$

(338,188

)

$

(183,642

)

$

(754,038

)

$

(771,797

)

$

(87,648

)

$

(3,114

)

Net realized gains (losses)

(1,998,796

)

(1,705,465

)

(11,809,739

)

(21,346,885

)

109,718

(1,361

)

Net unrealized gains (losses)

8,553,836

(6,212,001

)

27,559,790

(16,922,656

)

1,825,251

(1,522

)

 Increase (Decrease) in net assets from operations

$

6,216,852

$

(8,101,108

)

$

14,996,013

$

(39,041,338

)

$

1,847,321

$

(5,997

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

11,729,361

$

9,276,606

$

482,263

$

577,381

$

9,878,735

$

320,249

 Net transfers between Sub-Accounts and
Fixed Account

6,014,607

6,572,293

27,329,950

8,776,726

3,614,888

394,325

 Withdrawals, surrenders, annuitizations and contract charges

(1,749,898

)

(718,323

)

(6,563,851

)

(5,828,964

)

(366,921

)

(5,030

)

 Net accumulation activity

$

15,994,070

$

15,130,576

$

21,248,362

$

3,525,143

$

13,126,702

$

709,544

Annuitization Activity:

 Annuitizations

$

1,033

$

12,591

$

-

$

4,156

$

1,086

$

-

 Annuity payments and contract charges

(1,286

)

(1,249

)

(6,882

)

(6,171

)

-

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(198

)

(105

)

(2,169

)

(1,302

)

-

-

 Net annuitization activity

$

(451

)

$

11,237

$

(9,051

)

$

(3,317

)

$

1,086

$

-

Increase (Decrease) in net assets from contract owner transactions

$

15,993,619

$

15,141,813

$

21,239,311

$

3,521,826

$

13,127,788

$

709,544

14,975,109

 Increase (Decrease) in net assets

$

22,210,471

$

7,040,705

$

36,235,324

$

(35,519,512

)

$

$

703,547

Net Assets:

Beginning of year

$

14,018,481

$

6,977,776

$

39,906,465

$

75,425,977

$

703,547

$

-

End of year

$

36,228,952

$

14,018,481

$

76,141,789

$

39,906,465

$

15,678,656

$

703,547

Unit Transactions:

Beginning of year

2,772,461

723,935

10,939,748

10,773,649

86,168

-

Purchased

1,071,503

1,243,210

139,189

115,995

861,442

39,705

Transferred between Sub-Accounts and Fixed Accumulation Account

728,480

939,270

5,776,648

1,306,324

361,070

47,078

Withdrawn, Surrendered and Annuitized

(282,633

)

(133,954

)

(1,520,626

)

(1,256,220

)

(36,911

)

(615

)

End of year

4,289,811

2,772,461

15,334,959

10,939,748

1,271,769

86,168

(c)   For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MM1

MMS

M1A

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(676,092

)

$

(215,337

)

$

(3,674,862

)

$

(907,959

)

$

(329,076

)

$

(217,812

)

Net realized gains (losses)

-

-

-

-

(1,138,363

)

(731,683

)

Net unrealized gains (losses)

-

-

-

-

7,704,890

(5,365,837

)

 Increase (Decrease) in net assets from operations

$

(676,092

)

$

(215,337

)

$

(3,674,862

)

$

(907,959

)

$

6,237,451

$

(6,315,332

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

58,032,607

$

78,441,041

$

15,907,021

$

27,424,518

$

3,899,985

$

9,269,451

 Net transfers between Sub-Accounts and
Fixed Account

(37,596,180

)

11,644,385

17,199,227

304,930,662

3,028,796

7,331,325

 Withdrawals, surrenders, annuitizations and contract charges

(24,301,362

)

(57,616,155

)

(276,742,358

)

(404,066,221

)

(1,417,375

)

(870,069

)

 Net accumulation activity

$

(3,864,935

)

$

32,469,271

$

(243,636,110

)

$

(71,711,041

)

$

5,511,406

$

15,730,707

Annuitization Activity:

 Annuitizations

$

127,011

$

13,887

$

42,391

$

405,606

$

-

$

35,680

 Annuity payments and contract charges

(15,883

)

(15,218

)

(583,818

)

(523,684

)

(3,638

)

(3,542

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(1,681

)

11,950

(30,696

)

(188,394

)

(553

)

(242

)

 Net annuitization activity

$

109,447

$

10,619

$

(572,123

)

$

(306,472

)

$

(4,191

)

$

31,896

Increase (Decrease) in net assets from contract owner transactions

$

(3,755,488

)

$

32,479,890

$

(244,208,233

)

$

(72,017,513

)

$

5,507,215

$

15,762,603

 Increase (Decrease) in net assets

$

(4,431,580

)

$

32,264,553

$

(247,883,095

)

$

(72,925,472

)

$

11,744,666

$

9,447,271

Net Assets:

Beginning of year

$

52,748,947

$

20,484,394

$

581,571,010

$

654,496,482

$

17,111,473

$

7,664,202

End of year

$

48,317,367

$

52,748,947

$

333,687,915

$

581,571,010

$

28,856,139

$

17,111,473

Unit Transactions:

Beginning of year

5,279,063

2,033,294

47,957,226

53,824,814

2,530,871

744,162

Purchased

6,468,798

7,923,676

2,447,802

2,326,155

395,741

1,038,386

Transferred between Sub-Accounts and Fixed Accumulation Account

(3,852,358

)

1,163,800

(19,628

)

23,907,421

328,344

867,033

Withdrawn, Surrendered and Annuitized

(2,998,781

)

(5,841,707

)

(22,675,123

)

(32,101,164

)

(185,015

)

(118,710

)

End of year

4,896,722

5,279,063

27,710,277

47,957,226

3,069,941

2,530,871

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

NWD

RE1

RES

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(2,190,633

)

$

(2,714,943

)

$

(99,410

)

$

(67,789

)

$

(2,353,463

)

$

(5,858,452

)

Net realized gains (losses)

(22,680,045

)

(30,404,508

)

(321,294

)

(254,138

)

(81,631,541

)

(108,793,269

)

Net unrealized gains (losses)

67,707,360

(50,324,918

)

2,612,530

(1,697,049

)

173,829,375

(76,663,943

)

 Increase (Decrease) in net assets from operations

$

42,836,682

$

(83,444,369

)

$

2,191,826

$

(2,018,976

)

$

89,844,371

$

(191,315,664

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

1,665,766

$

2,090,760

$

5,860,953

$

4,242,954

$

2,969,474

$

5,472,218

 Net transfers between Sub-Accounts and
Fixed Account

7,246,229

5,369,734

1,349,855

2,140,618

(24,427,338

)

(88,792,346

)

 Withdrawals, surrenders, annuitizations and contract charges

(17,672,636

)

(20,081,316

)

(583,571

)

(358,358

)

(61,080,270

)

(80,061,036

)

 Net accumulation activity

$

(8,760,641

)

$

(12,620,822

)

$

6,627,237

$

6,025,214

$

(82,538,134

)

$

(163,381,164

)

Annuitization Activity:

 Annuitizations

$

26,620

$

7,955

$

-

$

14,080

$

22,920

$

205,089

 Annuity payments and contract charges

(61,262

)

(53,628

)

(1,505

)

(1,562

)

(309,729

)

(443,321

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(1,894

)

10,363

(199

)

(82

)

(20,096

)

(11,367

)

 Net annuitization activity

$

(36,536

)

$

(35,310

)

$

(1,704

)

$

12,436

$

(306,905

)

$

(249,599

)

Increase (Decrease) in net assets from contract owner transactions

$

(8,797,177

)

$

(12,656,132

)

$

6,625,533

$

6,037,650

$

(82,845,039

)

$

(163,630,763

)

 Increase (Decrease) in net assets

$

34,039,505

$

(96,100,501

)

$

8,817,359

$

4,018,674

$

6,999,332

$

(354,946,427

)

Net Assets:

Beginning of year

$

142,395,159

$

238,495,660

$

7,124,245

$

3,105,571

$

442,075,147

$

797,021,574

End of year

$

176,434,664

$

142,395,159

$

15,941,604

$

7,124,245

$

449,074,479

$

442,075,147

Unit Transactions:

Beginning of year

18,934,627

20,720,859

998,378

322,046

40,346,263

52,722,243

Purchased

190,185

233,498

593,782

470,796

324,329

561,796

Transferred between Sub-Accounts and Fixed Accumulation Account

388,361

58,334

144,234

251,596

(1,996,106

)

(7,211,797

)

Withdrawn, Surrendered and Annuitized

(1,945,831

)

(2,078,064

)

(77,842

)

(46,060

)

(4,559,868

)

(5,725,979

)

End of year

17,567,342

18,934,627

1,658,552

998,378

34,114,618

40,346,263

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

RG1

RGS

RI1

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(67,660

)

$

(45,939

)

$

(439,347

)

$

(555,270

)

$

(154,725

)

$

(54,322

)

Net realized gains (losses)

(199,076

)

(230,597

)

(4,201,674

)

(7,741,158

)

373,853

58,965

Net unrealized gains (losses)

1,978,848

(1,218,737

)

19,836,166

(12,060,128

)

3,978,483

(456,169

)

 Increase (Decrease) in net assets from operations

$

1,712,112

$

(1,495,273

)

$

15,195,145

$

(20,356,556

)

$

4,197,611

$

(451,526

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

302,283

$

3,010,742

$

725,560

$

1,048,639

$

15,933,874

$

2,533,779

 Net transfers between Sub-Accounts and
Fixed Account

959,349

1,913,779

7,029,371

(2,307,270

)

1,653,575

1,350,318

 Withdrawals, surrenders, annuitizations and contract charges

(494,876

)

(176,671

)

(7,272,231

)

(8,701,049

)

(513,088

)

(210,884

)

 Net accumulation activity

$

766,756

$

4,747,850

$

482,700

$

(9,959,680

)

$

17,074,361

$

3,673,213

Annuitization Activity:

 Annuitizations

$

-

$

-

$

17,199

$

2,713

$

-

$

-

 Annuity payments and contract charges

-

-

(28,605

)

(30,608

)

-

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

-

-

(5,011

)

9,199

-

-

 Net annuitization activity

$

-

$

-

$

(16,417

)

$

(18,696

)

$

-

$

-

Increase (Decrease) in net assets from contract owner transactions

$

766,756

$

4,747,850

$

466,283

$

(9,978,376

)

$

17,074,361

$

3,673,213

 Increase (Decrease) in net assets

$

2,478,868

$

3,252,577

$

15,661,428

$

(30,334,932

)

$

21,271,972

$

3,221,687

Net Assets:

Beginning of year

$

6,404,569

$

3,151,992

$

61,785,510

$

92,120,442

$

5,755,219

$

2,533,532

End of year

$

8,883,437

$

6,404,569

$

77,446,938

$

61,785,510

$

27,027,191

$

5,755,219

Unit Transactions:

Beginning of year

836,210

317,814

7,794,225

8,941,881

688,316

269,147

Purchased

35,282

327,374

106,739

124,729

1,421,520

282,860

Transferred between Sub-Accounts and Fixed Accumulation Account

109,522

213,503

683,863

(338,644

)

168,533

160,946

Withdrawn, Surrendered and Annuitized

(61,564

)

(22,481

)

(823,323

)

(933,741

)

(57,259

)

(24,637

)

End of year

919,450

836,210

7,761,504

7,794,225

2,221,110

688,316

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

RIS

SG1

SGS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(525,487

)

$

(863,071

)

$

(196,915

)

$

(61,762

)

$

(591,845

)

$

(750,149

)

Net realized gains (losses)

(5,789,289

)

(7,463,512

)

(240,196

)

(185,417

)

(9,877,635

)

(20,806,722

)

Net unrealized gains (losses)

23,860,798

(1,595,805

)

3,005,665

(1,204,502

)

19,664,620

(128,140

)

 Increase (Decrease) in net assets from operations

$

17,546,022

$

(9,922,388

)

$

2,568,554

$

(1,451,681

)

$

9,195,140

$

(21,685,011

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

481,955

$

697,367

$

18,766,736

$

2,883,270

$

250,428

$

585,833

 Net transfers between Sub-Accounts and
Fixed Account

(539,581

)

(2,491,157

)

3,811,198

1,790,560

3,967,601

(9,899,150

)

 Withdrawals, surrenders, annuitizations and contract charges

(5,997,849

)

(6,390,353

)

(854,946

)

(210,774

)

(4,113,269

)

(4,686,831

)

 Net accumulation activity

$

(6,055,475

)

$

(8,184,143

)

$

21,722,988

$

4,463,056

$

104,760

$

(14,000,148

)

Annuitization Activity:

 Annuitizations

$

-

$

2,014

$

2,073

$

-

$

-

$

-

 Annuity payments and contract charges

(18,742

)

(12,224

)

-

-

(17,013

)

 (18,603

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

1,040

17,684

-

-

(3,048

)

 184

 Net annuitization activity

$

(17,702

)

$

7,474

$

2,073

$

-

$

(20,061

)

$

 (18,419

)

Increase (Decrease) in net assets from contract owner transactions

$

(6,073,177

)

$

(8,176,669

)

$

21,725,061

$

4,463,056

$

84,699

$

14,018,567

 Increase (Decrease) in net assets

$

11,472,845

$

(18,099,057

)

$

24,293,615

$

3,011,375

$

9,279,839

$

35,703,578

Net Assets:

Beginning of year

$

61,819,925

$

79,918,982

$

4,997,289

$

1,985,914

$

38,193,061

$

73,896,639

End of year

$

73,292,770

$

61,819,925

$

29,290,904

$

4,997,289

$

47,472,900

$

38,193,061

Unit Transactions:

Beginning of year

8,305,636

9,379,991

729,461

204,017

8,056,046

10,760,916

Purchased

55,820

87,486

1,593,753

338,189

51,622

105,257

Transferred between Sub-Accounts and Fixed Accumulation Account

(222,241

)

(389,802

)

377,518

216,838

629,295

(1,965,055

)

Withdrawn, Surrendered and Annuitized

(726,213

)

(772,039

)

(100,543

)

(29,583

)

(759,214

)

(845,072

)

End of year

7,413,002

8,305,636

2,600,189

729,461

7,977,749

8,056,046

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

SI1

SIS

SVS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002 (c)

Operations:

Net investment income (loss)

$

429,838

$

191,974

$

1,902,359

$

1,554,079

$

(66,806

)

$

(4,896

)

Net realized gains (losses)

246,158

(6,301

)

843,234

(136,444

)

69,732

(14,385

)

Net unrealized gains (losses)

1,084,036

373,972

3,919,210

1,673,376

1,057,089

(17,654

)

 Increase (Decrease) in net assets from operations

$

1,760,032

$

559,645

$

6,664,803

$

3,091,011

$

1,060,015

$

(36,935

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

3,737,841

$

4,963,366

$

410,357

$

610,153

$

3,275,853

$

634,920

 Net transfers between Sub-Accounts and
Fixed Account

4,307,486

5,231,040

11,258,457

12,069,495

3,140,801

477,067

 Withdrawals, surrenders, annuitizations and contract charges

(1,866,058

)

(440,592

)

(8,229,241

)

(6,867,834

)

(378,017

)

(2,950

)

 Net accumulation activity

$

6,179,269

$

9,753,814

$

3,439,573

$

5,811,814

$

6,038,637

$

1,109,037

Annuitization Activity:

 Annuitizations

$

14,712

$

10,146

$

-

$

18,058

$

-

$

-

 Annuity payments and contract charges

(1,680

)

(495

)

(28,026

)

(15,382

)

-

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(217

)

(67

)

(7,990

)

2,990

-

-

 Net annuitization activity

$

12,815

$

9,584

$

(36,016

)

$

5,666

$

-

$

-

Increase (Decrease) in net assets from contract owner transactions

$

6,192,084

$

9,763,398

$

3,403,557

$

5,817,480

$

6,038,637

$

1,109,037

 Increase (Decrease) in net assets

$

7,952,116

$

10,323,043

$

10,068,360

$

8,908,491

$

7,098,652

$

1,072,102

Net Assets:

Beginning of year

$

12,904,706

$

2,581,663

$

56,213,140

$

47,304,649

$

1,072,102

$

    -

End of year

$

20,856,822

$

12,904,706

$

66,281,500

$

56,213,140

$

8,170,754

$

1,072,102

Unit Transactions:

Beginning of year

1,211,192

256,166

5,060,468

4,516,487

131,129

-

Purchased

343,202

487,952

56,543

57,637

298,582

73,782

Transferred between Sub-Accounts and Fixed Accumulation Account

391,838

510,730

954,090

1,128,600

306,034

57,721

Withdrawn, Surrendered and Annuitized

(170,616

)

(43,656

)

(705,066

)

(642,256

)

(38,805

)

(374

)

End of year

1,775,616

1,211,192

5,366,035

5,060,468

696,940

131,129

(c)   For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

TE1

TEC

MFJ

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

(38,011

)

$

(24,264

)

$

(295,496

)

$

(310,004

)

$

1,921,484

$

1,148,316

Net realized gains (losses)

(230,089

)

(581,207

)

(7,240,439

)

(15,007,510

)

(1,057,332

)

1,739,397

Net unrealized gains (losses)

1,072,638

(740,856

)

14,242,468

285,045

23,274,477

(10,314,011

)

 Increase (Decrease) in net assets from operations

$

804,538

$

(1,346,327

)

$

6,706,533

$

(15,032,469

)

$

24,138,629

$

(7,426,298

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

412,838

$

965,988

$

187,720

$

326,349

$

76,292,905

$

59,652,592

 Net transfers between Sub-Accounts and
Fixed Account

1,524,944

1,013,832

9,251,164

(2,765,518

)

21,399,392

42,745,374

 Withdrawals, surrenders, annuitizations and contract charges

(154,715

)

(69,702

)

(1,818,090

)

(2,361,729

)

(11,071,540

)

(4,649,697

)

 Net accumulation activity

$

1,783,067

$

1,910,118

$

7,620,794

$

(4,800,898

)

$

86,620,757

$

97,748,269

Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

4,047

$

-

$

59,472

 Annuity payments and contract charges

-

-

(1,475

)

(1,602

)

(6,726

)

(6,709

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

-

-

(513

)

(1,820

)

(831

)

(377

)

 Net annuitization activity

$

-

$

-

$

(1,988

)

$

625

$

(7,557

)

$

52,386

Increase (Decrease) in net assets from contract owner transactions

$

1,783,067

$

1,910,118

$

7,618,806

$

(4,800,273

)

$

86,613,200

$

97,800,655

 Increase (Decrease) in net assets

$

2,587,605

$

563,791

$

14,325,339

$

(19,832,742

)

$

110,751,829

$

90,374,357

Net Assets:

Beginning of year

$

1,507,781

$

943,990

$

14,026,934

$

33,859,676

$

120,728,633

$

30,354,276

End of year

$

4,095,386

$

1,507,781

$

28,352,273

$

14,026,934

$

231,480,462

$

120,728,633

Unit Transactions:

Beginning of year

292,860

97,036

5,811,547

7,440,220

13,048,289

3,047,596

Purchased

59,244

127,501

81,880

98,644

7,098,199

6,122,165

Transferred between Sub-Accounts and Fixed Accumulation Account

219,682

83,609

3,042,212

(997,372

)

2,076,015

4,426,034

Withdrawn, Surrendered and Annuitized

(24,184

)

(15,286

)

(637,512

)

(729,945

)

(1,173,558

)

(547,506

)

End of year

547,602

292,860

8,298,127

5,811,547

21,048,945

13,048,289

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

TRS

MFE

UTS

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002

Operations:

Net investment income (loss)

$

27,263,640

$

29,455,337

$

151,689

$

185,518

$

3,894,552

$

6,800,573

Net realized gains (losses)

(60,957,845

)

259,687

(349,041

)

(765,472

)

(34,868,231

)

(81,991,651

)

Net unrealized gains (losses)

236,151,786

(150,961,795

)

3,783,446

(1,748,961

)

96,937,403

(20,699,790

)

 Increase (Decrease) in net assets from operations

$

202,457,581

$

(121,246,771

)

$

3,586,094

$

(2,328,915

)

$

65,963,724

$

(95,890,868

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

12,429,427

$

22,336,098

$

1,905,667

$

3,856,688

$

1,624,278

$

3,077,015

 Net transfers between Sub-Accounts and
Fixed Account

40,400,723

66,326,479

2,045,084

2,841,058

(547,273

)

(62,977,839

)

 Withdrawals, surrenders, annuitizations and contract charges

(218,858,960

)

(254,641,685

)

(952,974

)

(455,394

)

(27,757,435

)

(39,387,069

)

 Net accumulation activity

$

(166,028,810

)

$

(165,979,108

)

$

2,997,777

$

6,242,352

$

(26,680,430

)

$

(99,287,893

)

Annuitization Activity:

 Annuitizations

$

785,380

$

857,592

$

-

$

19,227

$

39,900

$

78,444

 Annuity payments and contract charges

(1,769,772

)

(1,899,909

)

(2,495

)

(1,626

)

(120,896

)

(159,469

)

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(248,336

)

(225,182

)

(358

)

(123

)

(27,322

)

(965

)

 Net annuitization activity

$

(1,232,728

)

$

(1,267,499

)

$

(2,853

)

$

17,478

$

(108,318

)

$

(81,990

)

Increase (Decrease) in net assets from contract owner transactions

$

(167,261,538

)

$

(167,246,607

)

$

2,994,924

$

6,259,830

$

(26,788,748

)

$

(99,369,883

)

 Increase (Decrease) in net assets

$

35,196,043

$

(288,493,378

)

$

6,581,018

$

3,930,915

$

39,174,976

$

(195,260,751

)

Net Assets:

Beginning of year

$

1,430,271,084

$

1,718,764,462

$

9,331,003

$

5,400,088

$

210,814,418

$

406,075,169

End of year

$

1,465,467,127

$

1,430,271,084

$

15,912,021

$

9,331,003

$

249,989,394

$

210,814,418

Unit Transactions:

Beginning of year

86,032,615

92,999,406

1,391,497

605,177

22,902,575

32,768,627

Purchased

861,400

1,571,661

174,904

494,247

182,991

329,869

Transferred between Sub-Accounts and Fixed Accumulation Account

2,604,520

4,835,599

210,153

359,375

(341,093

)

(6,709,518

)

Withdrawn, Surrendered and Annuitized

(11,580,703

)

(13,374,051

)

(122,727

)

(67,302

)

(2,364,088

)

(3,486,403

)

End of year

77,917,832

86,032,615

1,653,827

1,391,497

20,380,385

22,902,575

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

MV1

MVS

OCA

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002

2003

2002

2003

2002 (b)

Operations:

Net investment income (loss)

$

(114,649

)

$

(288,205

)

$

494,628

$

(1,788,447

)

$

(95,841

)

$

(462

)

Net realized gains (losses)

(737,209

)

(445,012

)

(8,673,684

)

(7,695,407

)

41,956

36

Net unrealized gains (losses)

14,296,536

(6,225,586

)

64,798,302

(41,295,066

)

1,583,897

(1,497

)

 Increase (Decrease) in net assets from operations

$

13,444,678

$

(6,958,803

)

$

56,619,246

$

(50,778,920

)

$

1,530,012

$

(1,923

)

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

21,313,485

$

23,502,723

$

2,015,025

$

3,408,819

$

16,798,971

$

156,995

 Net transfers between Sub-Accounts and
Fixed Account

5,664,245

15,143,367

18,557,744

59,392,114

2,234,379

23,442

 Withdrawals, surrenders, annuitizations and contract charges

(3,740,057

)

(1,780,238

)

(34,154,190

)

(34,569,709

)

(293,019

)

-

 Net accumulation activity

$

23,237,673

$

36,865,852

$

(13,581,421

)

$

28,231,224

$

18,740,331

$

180,437

Annuitization Activity:

 Annuitizations

$

-

$

30,917

$

4,989

$

53,981

$

2,113

$

-

 Annuity payments and contract charges

(3,254

)

(3,478

)

(82,579

)

(83,781

)

-

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

(444

)

(182

)

(3,618

)

9,520

(15

)

-

 Net annuitization activity

$

(3,698

)

$

27,257

$

(81,208

)

$

(20,280

)

$

2,098

$

-

Increase (Decrease) in net assets from contract owner transactions

$

23,233,975

$

36,893,109

$

(13,662,629

)

$

28,210,944

$

18,742,429

$

180,437

 Increase (Decrease) in net assets

$

36,678,653

$

29,934,306

$

42,956,617

$

(22,567,976

)

$

20,272,441

$

178,514

Net Assets:

Beginning of year

$

46,412,389

$

16,478,083

$

261,243,141

$

283,811,117

$

178,514

$

-

End of year

$

83,091,042

$

46,412,389

$

304,199,758

$

261,243,141

$

20,450,955

$

178,514

Unit Transactions:

Beginning of year

5,567,204

1,683,747

25,236,732

23,493,630

16,503

-

Purchased

2,046,690

2,487,816

216,673

300,117

1,358,804

14,308

Transferred between Sub-Accounts and Fixed Accumulation Account

538,804

1,606,037

1,444,226

4,497,497

178,172

2,195

Withdrawn, Surrendered and Annuitized

(435,082

)

(210,396

)

(3,085,962

)

(3,054,512

)

(24,989

)

-

End of year

7,717,616

5,567,204

23,811,669

25,236,732

1,528,490

16,503

(b)   For the period August 5, 2002 (commencement of operations) through December 31, 2002.

         See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

OMG

OMS

PRR

Sub-Account

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2003

2002 (b)

2003

2002 (b)

2003

2002 (b)

Operations:

Net investment income (loss)

$

(34,359

)

$

(396

)

$

(24,487

)

$

(312

)

$

(8,514

)

$

814

Net realized gains (losses)

21,795

(18

)

41,750

3

220,167

897

Net unrealized gains (losses)

631,310

(4,219

)

507,499

(3,130

)

49,262

12,367

 Increase (Decrease) in net assets from operations

$

618,746

$

(4,633

)

$

524,762

$

(3,439

)

$

260,915

$

14,078

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

3,848,081

$

156,268

$

1,706,303

$

134,786

$

6,227,680

$

341,636

 Net transfers between Sub-Accounts and
Fixed Account

1,763,434

29,117

1,059,352

22,872

4,546,111

158,847

 Withdrawals, surrenders, annuitizations and contract charges

(45,586

)

    -

(60,516

)

(159

)

(325,202

)

(3,528

)

 Net accumulation activity

$

5,565,929

$

185,385

$

2,705,139

$

157,499

$

10,448,589

$

496,955

Annuitization Activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

 Net transfers between Sub-Accounts

-

-

-

-

-

-

 Adjustments to annuity reserves

-

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

Increase (Decrease) in net assets from contract owner transactions

$

5,565,929

$

185,385

$

2,705,139

$

157,499

$

10,448,589

$

496,955

 Increase (Decrease) in net assets

$

6,184,675

$

180,752

$

3,229,901

$

154,060

$

10,709,504

$

511,033

Net Assets:

Beginning of year

$

180,752

$

-

$

154,060

$

-

$

511,033

$

-

End of year

$

6,365,427

$

180,752

$

3,383,961

$

154,060

$

11,220,537

$

511,033

Unit Transactions:

Beginning of year

17,855

-

15,242

-

48,547

-

Purchased

336,577

15,060

139,812

13,047

573,591

33,401

Transferred between Sub-Accounts and Fixed Accumulation Account

158,717

2,795

86,566

2,210

413,422

15,485

Withdrawn, Surrendered and Annuitized

(3,994

)

-

(4,731

)

(15

)

(37,624

)

(339

)

End of year

509,155

17,855

236,889

15,242

997,936

48,547

(b)     For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

PTR

SC3

Sub-Account

Sub-Account

Year Ended

Year Ended

Year Ended

Year Ended

December 31,

December 31,

December 31,

December 31,

2003

2002 (b)

2003

2002 (b)

Operations:

Net investment income (loss)

$

105,739

$

3,165

$

(74,648

)

$

9,406

Net realized gains (losses)

235,031

12,253

76,053

10,623

Net unrealized gains (losses)

(2,544

)

6,615

1,320,631

(13,245

)

 Increase (Decrease) in net assets from operations

$

338,226

$

22,033

$

1,322,036

$

6,784

Contract Owner Transactions:

Accumulation Activity:

 Purchase payments received

$

24,733,325

$

856,459

$

9,548,296

$

152,857

 Net transfers between Sub-Accounts and
Fixed Account

10,242,843

621,396

1,921,189

114,892

 Withdrawals, surrenders, annuitizations and contract charges

(746,641

)

(4,945

)

(229,896

)

(577

)

 Net accumulation activity

$

34,229,527

$

1,472,910

$

11,239,589

$

267,172

Annuitization Activity:

 Annuitizations

$

2,025

$

-

$

1,068

$

-

 Annuity payments and contract charges

(362

)

-

-

-

 Net transfers between Sub-Accounts

-

-

-

-

 Adjustments to annuity reserves

(59

)

-

(8

)

-

 Net annuitization activity

$

1,604

$

-

$

1,060

$

-

Increase (Decrease) in net assets from contract owner transactions

$

34,231,131

$

1,472,910

$

11,240,649

$

267,172

 Increase (Decrease) in net assets

$

34,569,357

$

1,494,943

$

12,562,685

$

273,956

Net Assets:

Beginning of year

$

1,494,943

$

-

$

273,956

$

-

End of year

$

36,064,300

$

1,494,943

$

12,836,641

$

273,956

Unit Transactions:

Beginning of year

144,063

-

27,198

-

Purchased

2,361,300

83,697

790,306

15,514

Transferred between Sub-Accounts and Fixed Accumulation Account

960,611

60,923

162,385

11,742

Withdrawn, Surrendered and Annuitized

(80,317

)

(557

)

(19,582

)

(58

)

End of year

3,385,657

144,063

960,307

27,198

(b)   For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exist in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds are: MFS/Sun Life Series Trust (the "Series Trust").  With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts, the funds are: Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

Level 1

Level 2

Level 3

Level 4

Level 5

Level 6

Level 7

Level 8

Regatta contracts

1.25%

-

-

-

-

-

-

-

Regatta Gold contracts

1.25%

-

-

-

-

-

-

-

Regatta Classic contracts

1.00%

-

-

-

-

-

-

-

Regatta Platinum contracts

1.25%

-

-

-

-

-

-

-

Regatta Extra contracts

1.30%

1.45%

1.55%

1.70%

-

-

-

-

Regatta Choice contracts

0.85%

1.00%

1.10%

1.15%

1.25%

1.40%

-

-

Regatta Access contracts

1.00%

1.15%

1.25%

1.40%

1.50%

1.65%

-

-

Regatta Flex 4 contracts

0.95%

1.10%

1.20%

1.35%

1.45%

1.60%

-

-

Regatta Flex II contracts

1.30%

1.50%

1.55%

1.70%

1.75%

1.90%

1.95%

2.15%

Regatta Choice II contracts

1.05%

1.25%

1.30%

1.45%

1.50%

1.65%

1.70%

1.90%

Regatta Masters Extra contracts

1.40%

1.60%

1.65%

1.80%

1.85%

2.00%

2.05%

2.25%

Regatta Masters Choice contracts

1.05%

1.25%

1.30%

1.45%

1.50%

1.65%

1.70%

1.90%

Regatta Masters Access contracts

1.35%

1.55%

1.60%

1.75%

1.80%

1.95%

-

-

Regatta Masters Flex contracts

1.30%

1.50%

1.55%

1.70%

1.75%

1.90%

1.95%

2.15%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company is the investment adviser to the Series Trust.  Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the funds net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4 a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates.  In the case of Regatta Choice a withdrawal charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, and Regatta Masters Flex contracts, a withdrawal charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access and Regatta Masters Flex contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2003, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statement of Changes in Net Assets.

Contract Charges

Surrender Charges

 Franklin Templeton Variable Insurance Products Trust

 Mutual Shares Securities Fund (FMS)

 $      178

 $             29

 Templeton International Securities Fund (FTI)

 222

 13,640

 Franklin Value Securities Fund (FVS)

 175

 469

 Lord Abbett Series Fund, Inc.

 Growth & Income Portfolio (LA1)

 193

 3,906

 Mid-Cap Value (LA2)

 203

 450

 MFS/Sun Life Series Trust:

 Bond S Class (MF7)

 10,301

 47,983

 Bond Series (BDS)

 65,257

 155,665

 Capital Appreciation S Class (MFD)

 9,038

 23,497

 Capital Appreciation Series (CAS)

 374,461

 306,606

 Capital Opportunities S Class (CO1)

 5,360

 11,090

 Capital Opportunities Series (COS)

 158,739

 155,248

 Emerging Growth S Class (MFF)

 5,926

 15,468

 Emerging Growth Series (EGS)

 309,655

 61,334

 Emerging Markets Equity S Class (EM1)

 1,501

 10,723

 Emerging Markets Equity Series (EME)

 21,636

 22,182

 Global Asset Allocation S Class (GA1)

 434

 120

 Global Asset Allocation Series (GAA)

 22,005

 21,242

 Global Governments S Class (GG1)

 1,476

 14,966

 Global Governments Series (GGS)

 33,327

 61,823

 Global Growth S Class (GG2)

 1,686

 3,799

 Global Growth Series (GGR)

 90,434

 180,413

 Global Telecommunications S Class (GT1)

 282

       -

 Global Telecommunications Series (GTS)

 984

 43

 Global Total Return S Class (GT2)

 2,416

 15,347

 Global Total Return Series (GTR)

 42,028

 40,030

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Contract Charges

Surrender Charges

MFS/Sun Life Series Trust - continued

 Government Securities S Class (MFK)

 22,893

 211,337

 Government Securities Series (GSS)

 235,694

 923,226

 High Yield S Class (MFC)

 11,629

 52,819

 High Yield Series (HYS)

 116,593

 220,785

 International Growth S Class (IG1)

 5,157

 8,639

 International Growth Series (IGS)

 53,879

 33,989

 International Investors Trust S Class (MI1)

 1,116

 8,968

 International Investors Trust Series (MII)

 25,816

 9,722

 Managed Sectors S Class (MS1)

 1,214

 2,548

 Managed Sectors Series (MSS)

 112,703

 83,729

 Massachusetts Investors Growth Stock S Class (M1B)

 13,212

 50,371

 Massachusetts Investors Growth Stock Series (MIS)

 253,623

 339,687

 Massachusetts Investors Trust S Class (MFL)

 17,523

 69,627

 Massachusetts Investors Trust Series (MIT)

 535,198

 1,252,539

 Mid Cap Growth S Class (MC1)

 9,040

 18,897

 Mid Cap Growth Series (MCS)

 28,507

 11,126

 Mid Cap Value S Class (MCV)

 408

 13,266

 Money Market S Class (MM1)

 11,818

 101,813

 Money Market Series (MMS)

 223,810

 1,992,029

 New Discovery S Class (M1A)

 9,297

 27,758

 New Discovery Series (NWD)

 78,729

 189,005

 Research S Class (RE1)

 3,519

 8,342

 Research Series (RES)

 290,452

 95,318

 Research Growth and Income S Class (RG1)

 2,817

 16,299

 Research Growth and Income Series (RGS)

 34,230

 28,854

 Research International S Class (RI1)

 2,953

 6,129

 Research International Series (RSS)

 27,596

 73,874

 Strategic Growth S Class (SG1)

 2,775

 18,121

 Strategic Growth Series (SGS)

 25,422

 12,554

 Strategic Income S Class (SI1)

 4,238

 27,537

 Strategic Income Series (SIS)

 19,094

 66,020

 Strategic Value S Class (SVS)

 737

 4,053

 Technology S Class (TE1)

 1,724

 2,815

 Technology Series (TEC)

 16,672

 30,418

 Total Return S Class (MFJ)

 41,561

 134,288

 Total Return Series (TRS)

 559,736

 1,255,379

 Utilities S Class (MFE)

 4,871

 28,470

 Utilities Series (UTS)

 136,132

 249,621

 Value S Class (MV1)

 16,549

 77,801

 Value Series (MVS)

 97,600

 209,810

 Oppenheimer Variable Account Funds

 Capital Appreciation Fund (OCA)

 97

 12,033

 Main St. Growth and Income (OMG)

 98

 352

 Main St. Small Cap Growth Fund (OMS)

 95

 13

 PIMCO Variable Insurance Trust

 Real Return Bond Portfolio (PRR)

 271

 1,124

 Total Return Bond Portfolio (PTR)

 516

 16,252

 Sun Capital Advisers Trust

 Sun Capital Real Estate Fund (SC3)

 176

 7,081

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed rate of  at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table and an assumed rate of 3 % for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Master's Choice, and Regatta Masters Flex. Due to the demographics of Regatta Flex II, Regatta Masters Extra, Regatta Choice II, and Regatta Masters Access, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2003:

 Purchases

Sales

 Franklin Templeton Variable Insurance Products Trust

 Mutual Shares Securities Fund (FMS)

$

 5,373,050

$

 236,845

 Templeton International Securities Fund (FTI)

 38,810,862

20,574,510

 Franklin Value Securities Fund (FVS)

 4,769,698

 316,658

 Lord Abbett Series Fund, Inc.

 Growth & Income Portfolio (LA1)

 31,479,761

 1,640,435

 Mid-Cap Value (LA2)

 6,101,899

 1,381,879

 MFS/Sun Life Series Trust:

 Bond S Class (MF7)

 39,889,322

13,141,646

 Bond Series (BDS)

 52,877,986

74,058,184

 Capital Appreciation S Class (MFD)

 7,865,459

4,360,467

 Capital Appreciation Series (CAS)

 20,612,051

111,922,920

 Capital Opportunities S Class (CO1)

 3,262,967

2,167,403

 Capital Opportunities Series (COS)

 8,193,915

50,660,199

 Emerging Growth S Class (MFF)

 4,852,985

3,200,284

 Emerging Growth Series (EGS)

 14,761,721

81,204,165

 Emerging Markets Equity S Class (EM1)

 3,328,561

1,650,647

 Emerging Markets Equity Series (EME)

 10,173,828

8,333,983

 Global Asset Allocation S Class (GA1)

 611,375

2,642,473

 Global Asset Allocation Series (GAA)

 5,171,210

70,257,533

 Global Governments S Class (GG1)

 3,736,740

2,792,554

 Global Governments Series (GGS)

 23,876,617

32,541,196

 Global Growth S Class (GG2)

 9,440,035

7,884,484

 Global Growth Series (GGR)

 5,831,211

35,164,270

 Global Telecommunications S Class (GT1)

 148,909

621,419

 Global Telecommunications Series (GTS)

 330,191

2,027,119

 Global Total Return S Class (GT2)

 5,444,153

 1,271,770

 Global Total Return Series (GTR)

 72,605,527

19,776,385

 Government Securities S Class (MFK)

 85,188,549

43,326,378

 Government Securities Series (GSS)

 147,408,505

344,460,270

 High Yield S Class (MFC)

 69,298,020

25,942,078

 High Yield Series (HYS)

 87,928,863

71,023,728

 International Growth S Class (IG1)

 13,594,321

13,192,454

 International Growth Series (IGS)

 11,132,339

21,342,313

 International Investors Trust S Class (MI1)

 4,917,550

3,559,722

 International Investors Trust Series (MII)

 7,598,860

11,658,115

 Managed Sectors S Class (MS1)

 689,822

650,921

 Managed Sectors Series (MSS)

 4,173,598

31,044,091

 Massachusetts Investors Growth Stock S Class (M1B)

 29,898,534

5,728,640

 Massachusetts Investors Growth Stock Series (MIS)

 32,817,960

67,718,049

 Massachusetts Investors Trust S Class (MFL)

 19,410,091

7,758,959

 Massachusetts Investors Trust Series (MIT)

 29,614,185

182,824,484

 Mid Cap Growth S Class (MC1)

 20,802,227

5,146,597

 Mid Cap Growth Series (MCS)

 33,980,201

13,492,759

 Mid Cap Value S Class (MCV)

 14,014,362

974,221

 Money Market S Class (MM1)

 156,742,413

161,172,313

 Money Market Series (MMS)

 168,366,714

416,219,113

 New Discovery S Class (M1A)

 9,890,706

4,712,016

 New Discovery Series (NWD)

 23,688,264

34,674,180

 Research S Class (RE1)

 8,096,600

1,570,278

-  41 -

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

 Purchases

 Sales

MFS/Sun Life Series Trust - continued

 Research Series (RES)

$

 11,082,731

$

96,261,137

 Research Growth and Income S Class (RG1)

 1,996,573

1,297,477

 Research Growth and Income Series (RGS)

 17,297,098

17,265,153

 Research International S Class (RI1)

 36,335,633

19,415,996

 Research International Series (RSS)

 6,623,385

13,223,089

 Strategic Growth S Class (SG1)

 23,606,059

2,077,913

 Strategic Growth Series (SGS)

 9,907,455

10,411,552

 Strategic Income S Class (SI1)

 12,883,488

6,261,350

 Strategic Income Series (SIS)

 21,945,116

16,631,210

 Strategic Value S Class (SVS)

 6,676,818

704,987

 Technology S Class (TE1)

 2,339,652

594,596

 Technology Series (TEC)

 14,993,138

7,669,315

 Total Return S Class (MFJ)

114,106,513

25,570,998

 Total Return Series (TRS)

100,515,216

240,264,778

 Utilities S Class (MFE)

5,243,993

2,097,022

 Utilities Series (UTS)

21,043,179

43,910,053

 Value S Class (MV1)

32,146,825

9,027,054

 Value Series (MVS)

38,293,753

51,458,137

 Oppenheimer Variable Account Funds

 Capital Appreciation Fund (OCA)

19,054,942

408,338

 Main St. Growth and Income (OMG)

5,777,017

245,446

 Main St. Small Cap Growth Fund (OMS)

2,945,072

264,420

 PIMCO Variable Insurance Trust

 Real Return Bond Portfolio (PRR)

13,027,357

2,378,480

 Total Return Bond Portfolio (PTR)

38,658,548

4,066,684

 Sun Capital Advisers Trust

 Sun Capital Real Estate Fund (SC3)

12,243,981

1,077,972

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 follows.

At December 31

For year ended December 31

Units

 Unit Fair Value
lowest to highest

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

FMS

December 31, 2003

489,937

$

12.2638

to

12.5282

$

6,110,725

0.78

%

1.35

to

2.30%

22.52

to

24.84%

December 31, 2002 (b)

35,337

10.1163

to

10.1476

357,959

-

1.35

to

2.30

1.16

to

1.48

FTI

December 31, 2003

1,734,535

12.3883

to

12.9673

21,780,367

0.81

1.35

to

2.55

23.88

to

30.42

December 31, 2002 (b)

109,241

9.5923

to

9.6281

1,049,989

-

1.35

to

2.30

(4.08)

to

(3.72)

FVS

December 31, 2003

403,105

13.3363

to

13.6440

5,464,413

0.16

1.35

to

2.30

29.35

to

35.96

December 31, 2002 (b)

20,281

10.4355

to

10.4678

211,927

-

1.35

to

2.30

4.35

to

4.68

LA1

December 31, 2003

2,488,679

11.9130

to

13.8575

33,267,291

1.89

1.35

to

2.55

19.13

to

38.08

December 31, 2002 (b)

33,508

10.6887

to

10.7219

358,622

4.77

1.35

to

2.30

6.89

to

7.22

LA2

December 31, 2003

437,574

12.4540

to

13.1433

5,685,572

1.01

1.35

to

2.30

21.95

to

30.97

December 31, 2002 (b)

26,664

10.6397

to

10.6794

284,181

3.92

1.35

to

2.30

6.40

to

6.79

MF7

December 31, 2003

5,706,413

10.1154

to

11.8211

65,794,236

4.22

1.00

to

2.55

1.15

to

17.93

December 31, 2002

3,399,082

10.5580

to

10.9115

36,841,435

3.50

1.00

to

2.10

5.58

to

8.81

December 31, 2001 (a)

1,039,445

10.0563

to

10.0810

10,465,489

-

1.15

to

1.85

0.01

to

0.81

BDS

December 31, 2003

14,515,463

12.7592

to

13.8771

196,808,905

5.07

1.15

to

1.85

2.20

to

31.19

December 31, 2002

16,672,091

11.8359

to

12.8247

209,295,113

3.62

1.00

to

1.85

7.56

to

8.50

December 31, 2001

14,562,283

10.9924

to

11.8661

169,138,563

3.26

1.00

to

1.85

5.79

to

6.71

MFD

December 31, 2003

3,536,749

8.0892

to

13.3964

30,045,935

-

1.00

to

2.30

19.28

to

33.68

December 31, 2002

3,163,343

6.4212

to

10.5642

20,470,534

0.15

1.00

to

2.10

(33.81)

to

5.64

December 31, 2001 (a)

1,178,384

9.7010

to

9.7249

11,446,860

-

1.15

to

1.85

(2.99)

to

(2.75)

CAS

December 31, 2003

47,654,629

5.0044

to

24.7780

612,259,795

-

1.00

to

1.85

(48.81)

to

27.42

December 31, 2002

53,276,821

3.9494

to

19.5203

560,298,723

0.17

1.00

to

1.85

(80.74)

to

(33.06)

December 31, 2001

64,553,284

5.9333

to

32.0464

1,061,993,683

0.36

1.00

to

1.85

(26.71)

to

(26.07)

CO1

December 31, 2003

1,740,370

8.1338

to

13.4434

15,053,183

0.14

1.10

to

2.30

24.90

to

34.15

December 31, 2002

1,659,796

6.4740

to

10.6299

10,868,241

0.06

1.10

to

2.30

(31.83)

to

6.30

December 31, 2001 (a)

707,598

9.4967

to

9.5218

6,728,752

-

1.10

to

1.85

(5.03)

to

(4.80)

COS

December 31, 2003

31,162,190

5.2469

to

15.1086

265,953,050

0.36

1.00

to

1.85

25.93

to

27.02

December 31, 2002

36,579,889

4.1530

to

11.9403

248,530,711

0.09

1.00

to

1.85

(31.68)

to

(31.09)

December 31, 2001

49,296,039

6.0616

to

17.3945

494,301,507

-

1.00

to

1.85

(26.32)

to

(25.71)

MFF

December 31, 2003

1,705,653

8.0389

to

13.5806

14,517,814

-

1.15

to

2.25

22.48

to

35.52

December 31, 2002

1,550,123

6.2456

to

10.4817

9,746,182

-

1.15

to

1.90

(35.57)

to

4.82

December 31, 2001 (a)

526,836

9.6936

to

9.7174

5,113,096

-

1.15

to

1.85

(3.06)

to

(2.83)

EGS

December 31, 2003

44,118,674

4.1517

to

17.3125

407,376,323

-

1.00

to

1.85

29.06

to

30.18

December 31, 2002

50,696,788

3.2151

to

13.3500

370,438,018

-

1.00

to

1.85

(35.40)

to

(34.83)

December 31, 2001

65,948,379

4.9741

to

20.5656

763,479,404

-

1.00

to

1.85

(35.80)

to

(35.24)

EM1

December 31, 2003

336,533

12.4202

to

15.2823

4,983,507

0.39

1.15

to

2.05

24.20

to

52.82

December 31, 2002

204,949

9.8964

to

10.1593

2,036,932

1.18

1.15

to

1.85

(3.93)

to

1.59

December 31, 2001 (a)

36,622

10.3013

to

10.3266

377,616

-

1.15

to

1.85

3.01

to

3.27

EME

December 31, 2003

3,765,936

11.4049

to

13.3776

46,170,963

0.59

1.00

to

1.85

18.65

to

51.08

December 31, 2002

3,685,145

7.6143

to

8.8861

30,076,632

1.24

1.00

to

1.85

(3.75)

to

(2.92)

December 31, 2001

3,800,561

7.9111

to

9.1857

31,963,479

-

1.00

to

1.85

(2.88)

to

(2.03)

(a)    For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b)    For the period August 5, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Units

 Unit Fair Value
lowest to highest

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

GA1

December 31, 2003

-

$

-

to

-

$

-

5.19

%

-

to

-

%

-

to

- %

December 31, 2002

210,153

7.7172

to

8.9612

1,874,220

2.98

1.15

to

1.85

(8.64)

to

(7.97)

December 31, 2001 (a)

51,398

9.7382

to

9.7621

501,186

-

1.15

to

1.85

(2.62)

to

(2.38)

GAA

December 31, 2003

-

-

to

-

-

5.62

-

to

-

-

to

-

December 31, 2002

4,636,581

7.7172

to

14.6922

60,754,310

3.47

1.15

to

1.85

(8.85)

to

(8.20)

December 31, 2001

5,837,945

8.4423

to

16.0044

84,504,987

5.02

1.15

to

1.85

(10.61)

to

(9.96)

GG1

December 31, 2003

408,658

12.0336

to

13.7443

5,349,433

5.62

1.15

to

1.85

13.17

to

37.44

December 31, 2002

344,004

10.5848

to

11.5577

3,969,895

-

1.15

to

2.05

5.85

to

18.91

December 31, 2001 (a)

17,109

9.6962

to

9.7200

166,093

-

1.15

to

1.85

(3.04)

to

(2.80)

GGS

December 31, 2003

3,854,620

13.2874

to

18.6329

61,738,804

5.37

1.00

to

1.85

2.95

to

36.10

December 31, 2002

4,610,834

11.7112

to

16.3444

64,709,568

-

1.00

to

1.85

18.39

to

19.25

December 31, 2001

3,647,399

9.8795

to

13.7399

44,882,046

-

1.15

to

1.85

(3.96)

to

(3.11)

GG2

December 31, 2003

615,859

10.1003

to

13.7376

6,778,114

0.26

1.00

to

2.30

5.11

to

37.38

December 31, 2002

468,329

7.6154

to

10.2750

3,713,489

0.25

1.00

to

1.85

(21.15)

to

2.75

December 31, 2001 (a)

140,349

9.6585

to

9.6823

1,357,130

-

1.15

to

1.85

(3.41)

to

(3.18)

GGR

December 31, 2003

11,683,281

6.9659

to

21.0097

175,751,261

0.49

1.15

to

1.85

32.94

to

33.90

December 31, 2002

13,695,036

5.2372

to

15.7288

157,722,758

0.28

1.15

to

1.85

(20.86)

to

(20.29)

December 31, 2001

17,723,668

6.6146

to

19.7806

260,751,103

0.71

1.15

to

1.85

(21.18)

to

(20.61)

GT1

December 31, 2003

-

-

to

-

-

-

-

to

-

-

to

-

December 31, 2002

66,336

5.5809

to

6.8170

372,982

-

1.15

to

1.85

(40.69)

to

(31.83)

December 31, 2001 (a)

24,957

9.4099

to

9.4331

235,015

-

1.15

to

1.85

(5.90)

to

(5.67)

GTS

December 31, 2003

-

-

to

-

-

-

-

to

-

-

to

-

December 31, 2002

555,343

2.4709

to

2.6057

1,390,888

-

1.15

to

1.85

(40.61)

to

(40.18)

December 31, 2001

662,983

4.1415

to

4.3653

2,777,404

0.06

1.15

to

1.85

(42.62)

to

(42.19)

GT2

December 31, 2003

965,835

11.5294

to

12.6366

11,304,042

2.14

1.15

to

2.05

17.92

to

26.37

December 31, 2002

575,530

9.5864

to

9.6983

5,544,326

1.70

1.00

to

1.85

(1.45)

to

(0.60)

December 31, 2001 (a)

151,199

9.7279

to

9.7518

1,472,798

-

1.15

to

1.85

(2.72)

to

(2.48)

GTR

December 31, 2003

8,836,494

10.9384

to

20.6270

151,229,262

2.10

1.15

to

1.85

11.31

to

21.58

December 31, 2002

5,490,465

9.0578

to

17.0082

76,987,347

1.91

1.15

to

1.85

(1.26)

to

(0.54)

December 31, 2001

5,780,805

9.1687

to

17.1432

84,171,649

4.19

1.15

to

1.85

(7.93)

to

(7.26)

MFK

December 31, 2003

12,383,782

9.8364

to

11.0490

131,892,096

3.98

1.10

to

2.55

(1.64)

to

10.49

December 31, 2002

8,558,119

10.2092

to

10.9594

93,288,471

3.90

1.00

to

2.30

2.09

to

8.34

December 31, 2001 (a)

2,355,604

10.0990

to

10.1238

23,818,975

-

1.15

to

1.85

0.99

to

1.24

GSS

December 31, 2003

35,262,145

11.8457

to

18.6615

521,823,973

4.70

1.00

to

1.85

0.26

to

1.13

December 31, 2002

50,577,174

11.8031

to

18.5247

743,720,269

4.46

1.00

to

1.85

7.77

to

8.71

December 31, 2001

43,557,072

10.9408

to

20.2862

595,911,760

5.36

1.00

to

1.85

5.45

to

6.37

MFC

December 31, 2003

6,699,213

10.8910

to

12.6501

81,254,026

8.01

1.10

to

2.55

8.91

to

26.50

December 31, 2002

3,266,770

9.9081

to

10.6087

32,604,716

9.43

1.00

to

2.25

0.07

to

6.09

December 31, 2001 (a)

838,150

9.8665

to

9.8907

8,280,487

-

1.15

to

1.85

(1.34)

to

(1.09)

HYS

December 31, 2003

21,115,563

11.0197

to

21.2473

302,952,628

8.99

1.00

to

1.85

19.20

to

20.23

December 31, 2002

20,985,015

9.2403

to

17.7408

257,293,833

10.19

1.00

to

1.85

0.80

to

1.67

December 31, 2001

24,640,912

9.1623

to

17.5162

301,095,084

9.61

1.00

to

1.85

(0.14)

to

0.73

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Units

 Unit Fair Value
lowest to highest

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

IG1

December 31, 2003

1,333,889

$

11.1229

to

13.9554

$

15,049,223

0.54

%

1.15

to

2.05%

16.03

to

39.06%

December 31, 2002

1,265,240

8.1908

to

10.2091

10,427,953

0.64

1.15

to

1.85

(14.25)

to

2.09

December 31, 2001

326,874

9.4853

to

9.5087

3,104,040

-

1.15

to

1.85

(5.15)

to

(4.91)

IGS

December 31, 2003

10,442,087

8.8633

to

11.8829

106,629,189

0.75

1.00

to

1.85

36.10

to

37.28

December 31, 2002

11,708,342

6.5089

to

8.6679

87,260,895

0.56

1.00

to

1.85

(13.52)

to

(12.77)

December 31, 2001

13,618,628

7.5216

to

9.9505

116,926,690

0.71

1.00

to

1.85

(34.69)

to

(18.28)

MI1

December 31, 2003

399,293

11.2888

to

13.5336

4,572,074

0.68

1.15

to

1.85

18.45

to

34.95

December 31, 2002

253,434

8.6349

to

10.2839

2,198,379

0.97

1.15

to

1.85

(7.70)

to

2.84

December 31, 2001 (a)

45,114

9.3555

to

9.3785

422,349

-

1.15

to

1.85

(6.45)

to

(6.21)

MII

December 31, 2003

4,579,850

9.7077

to

15.0821

58,724,401

1.02

1.15

to

1.85

31.16

to

32.11

December 31, 2002

4,845,066

7.3979

to

11.4447

48,423,016

0.81

1.15

to

1.85

(7.68)

to

(7.01)

December 31, 2001

5,653,736

8.0095

to

12.3381

61,526,355

1.98

1.15

to

1.85

(14.32)

to

(6.98)

MS1

December 31, 2003

328,461

8.5432

to

13.1598

2,863,166

-

1.00

to

1.85

(6.68)

to

31.60

December 31, 2002

320,127

6.9685

to

10.6549

2,241,427

-

1.00

to

1.85

(27.52)

to

6.55

December 31, 2001 (a)

78,580

9.6140

to

9.6377

756,187

-

1.15

to

1.85

(3.86)

to

(3.62)

MSS

December 31, 2003

12,280,302

4.6761

to

20.8512

148,949,104

-

1.15

to

1.85

22.97

to

23.86

December 31, 2002

14,253,338

3.8027

to

16.8759

143,971,087

-

1.15

to

1.85

(77.23)

to

(26.83)

December 31, 2001

18,605,449

5.2351

to

27.4680

262,609,717

-

1.15

to

1.85

(36.72)

to

(36.26)

M1B

December 31, 2003

6,650,621

8.2983

to

12.4536

61,950,966

-

1.00

to

2.55

(12.58)

to

24.09

December 31, 2002

4,230,272

6.8823

to

10.2607

29,392,471

0.12

1.00

to

2.10

(29.45)

to

2.61

December 31, 2001

1,419,642

9.7550

to

9.7807

13,864,858

-

1.10

to

1.85

(2.45)

to

(2.21)

MIS

December 31, 2003

61,247,213

5.4818

to

9.6165

464,658,182

-

1.00

to

1.85

21.11

to

22.15

December 31, 2002

65,830,913

4.5242

to

7.8833

411,220,281

0.15

1.00

to

1.85

(29.39)

to

(28.78)

December 31, 2001

82,854,696

6.4040

to

11.0839

733,044,616

0.11

1.00

to

1.85

(26.29)

to

(25.65)

MFL

December 31, 2003

7,446,726

8.9484

to

12.6555

69,845,786

0.92

1.00

to

2.30

(7.58)

to

26.11

December 31, 2002

6,235,850

7.4454

to

10.4607

46,842,065

0.95

1.00

to

2.10

(22.85)

to

4.61

December 31, 2001 (a)

1,960,395

9.6506

to

9.6760

18,941,390

-

1.15

to

1.85

(3.49)

to

(3.26)

MIT

December 31, 2003

82,105,319

7.3861

to

25.8800

1,068,836,521

1.14

1.00

to

1.85

20.56

to

21.61

December 31, 2002

93,484,847

6.1232

to

21.3640

1,027,852,421

1.03

1.00

to

1.85

(22.69)

to

(22.01)

December 31, 2001

114,934,813

7.9158

to

27.5009

1,672,347,859

0.81

1.00

to

1.85

(17.30)

to

(16.58)

MC1

December 31, 2003

4,289,811

6.7284

to

14.4891

36,228,952

-

1.00

to

2.55

(23.84)

to

44.89

December 31, 2002

2,772,461

4.9917

to

10.6720

14,018,481

-

1.00

to

2.25

(48.15)

to

6.72

December 31, 2001 (a)

723,935

9.6268

to

9.6505

6,977,776

-

1.15

to

1.85

(3.73)

to

(3.50)

MCS

December 31, 2003

15,334,959

4.7114

to

5.0019

76,141,789

-

1.15

to

1.85

35.33

to

36.31

December 31, 2002

10,939,748

3.4780

to

3.6695

39,906,465

-

1.15

to

1.85

(48.14)

to

(47.76)

December 31, 2001

10,773,649

6.6995

to

7.0246

75,425,977

0.07

1.15

to

1.85

(24.62)

to

(24.06)

MCV

December 31, 2003

1,271,769

10.1039

to

13.5495

15,678,656

0.03

1.15

to

2.55

1.04

to

35.01

December 31, 2002 (c)

86,168

7.8310

to

10.3969

703,547

-

1.15

to

2.05

(21.69)

to

3.97

MM1

December 31, 2003

4,896,722

9.7496

to

9.9778

48,317,367

0.38

1.00

to

2.55

(2.50)

to

(0.63)

December 31, 2002

5,279,063

9.9247

to

10.0406

52,748,947

1.00

1.00

to

2.10

(0.85)

to

0.01

December 31, 2001 (a)

2,033,294

10.0094

to

10.0340

20,484,394

0.52

1.15

to

1.85

0.09

to

0.34

MMS

December 31, 2003

27,710,277

10.1449

to

13.3815

333,687,915

0.64

1.00

to

1.85

(1.23)

to

(0.38)

December 31, 2002

47,957,226

10.2453

to

13.4839

581,571,010

1.26

1.00

to

1.85

(55.73)

to

0.26

December 31, 2001

53,824,814

10.2809

to

15.0699

654,496,482

3.49

1.00

to

1.85

1.85

to

2.74

M1A

December 31, 2003

3,069,941

8.8358

to

13.7450

28,856,139

-

1.00

to

2.30

(11.64)

to

37.45

December 31, 2002

2,530,871

6.6917

to

10.2978

17,111,473

-

1.00

to

2.05

(34.89)

to

2.98

December 31, 2001 (a)

744,162

10.2864

to

10.3117

7,664,202

-

1.15

to

1.85

2.86

to

3.12

(a)   For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c)   For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Units

 Unit Fair Value
lowest to highest

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

NWD

December 31, 2003

17,567,342

$

6.9904

to

13.6762

$

176,434,664

-

%

1.00

to

1.85%

32.79

to

33.94%

December 31, 2002

18,934,627

5.2482

to

10.2251

142,395,159

-

1.00

to

1.85

(34.69)

to

(34.13)

December 31, 2001

20,720,859

8.0117

to

15.5437

238,495,660

-

1.00

to

1.85

(8.76)

to

(6.20)

RE1

December 31, 2003

1,658,552

8.6571

to

12.8834

15,941,604

0.54

1.10

to

2.15

(10.21)

to

28.38

December 31, 2002

998,378

7.0555

to

10.4308

7,124,245

0.39

1.10

to

2.05

(26.73)

to

4.31

December 31, 2001 (a)

322,046

9.6300

to

9.6554

3,105,571

-

1.10

to

1.85

(3.70)

to

(3.46)

RES

December 31, 2003

34,114,618

5.9499

to

19.4171

449,074,479

0.86

1.15

to

1.85

(39.13)

to

23.89

December 31, 2002

40,346,263

4.8348

to

15.7110

442,075,147

0.42

1.00

to

1.85

(26.53)

to

(25.99)

December 31, 2001

52,722,243

6.5771

to

21.2818

797,021,574

0.03

1.15

to

1.85

(22.86)

to

(22.29)

RG1

December 31, 2003

919,450

9.5333

to

13.1465

8,883,437

0.59

1.10

to

2.05

(4.67)

to

30.72

December 31, 2002

836,210

7.6204

to

10.4365

6,404,569

0.67

1.10

to

1.85

(23.54)

to

4.37

December 31, 2001 (a)

317,814

9.9056

to

9.9300

3,151,992

-

1.10

to

1.85

(0.94)

to

(0.70)

RGI

December 31, 2003

7,761,504

8.2069

to

12.2587

77,446,938

0.77

1.15

to

1.85

25.50

to

26.41

December 31, 2002

7,794,225

6.5327

to

9.7214

61,785,510

0.71

1.15

to

1.85

(22.86)

to

(22.30)

December 31, 2001

8,941,881

8.4599

to

12.5421

92,120,442

0.43

1.15

to

1.85

(12.56)

to

(11.92)

RI1

December 31, 2003

2,221,110

10.6762

to

13.3535

27,027,191

0.26

1.15

to

2.55

12.63

to

33.25

December 31, 2002

688,316

8.1535

to

10.1312

5,755,219

0.28

1.15

to

2.10

(13.67)

to

1.31

December 31, 2001 (a)

269,147

9.4009

to

9.4240

2,533,532

-

1.15

to

1.85

(5.99)

to

(5.76)

RIS

December 31, 2003

7,413,002

8.2779

to

14.4526

73,292,770

0.61

1.15

to

1.85

31.38

to

32.34

December 31, 2002

8,305,636

6.2814

to

10.9211

61,819,925

0.26

1.15

to

1.85

(13.12)

to

(12.49)

December 31, 2001

9,379,991

7.2078

to

12.4795

79,918,982

0.83

1.15

to

1.85

(19.29)

to

(18.70)

SG1

December 31, 2003

2,600,189

8.3133

to

13.9839

29,290,904

-

1.00

to

2.55

(10.25)

to

39.84

December 31, 2002

729,461

6.6667

to

11.1313

4,997,289

-

1.00

to

2.05

(31.44)

to

11.31

December 31, 2001 (a)

204,017

9.7238

to

9.7478

1,985,914

-

1.15

to

1.85

(2.76)

to

(2.52)

SGS

December 31, 2003

7,977,749

5.3050

to

6.9772

47,472,900

-

1.00

to

1.85

25.18

to

26.25

December 31, 2002

8,056,046

4.2359

to

5.5475

38,193,061

-

1.00

to

1.85

(31.40)

to

(30.80)

December 31, 2001

10,790,691

6.1712

to

9.7341

73,896,639

-

1.00

to

1.85

(26.04)

to

(25.39)

SI1

December 31, 2003

1,775,616

11.4507

to

11.8921

20,856,822

4.05

1.15

to

2.25

10.17

to

17.28

December 31, 2002

1,211,192

10.4234

to

10.6959

12,904,706

3.83

1.00

to

2.30

4.23

to

6.23

December 31, 2001 (a)

256,166

10.0643

to

10.0890

2,581,663

-

1.15

to

1.85

0.64

to

0.89

SIS

December 31, 2003

5,366,035

11.9144

to

12.5915

66,281,500

4.48

1.15

to

1.85

10.80

to

11.60

December 31, 2002

5,060,468

10.7476

to

11.2823

56,213,140

4.38

1.00

to

1.85

5.50

to

6.26

December 31, 2001

4,516,487

10.1823

to

10.6172

47,304,649

3.32

1.00

to

1.85

1.43

to

17.49

SVS

December 31, 2003

696,940

9.6926

to

13.6640

8,170,754

0.09

1.15

to

2.30

(3.07)

to

36.64

December 31, 2002 (c)

131,129

7.8014

to

10.8817

1,072,102

-

1.15

to

2.10

(21.99)

to

8.82

TE1

December 31, 2003

547,602

7.2956

to

15.6925

4,095,386

-

1.15

to

2.05

(25.82)

to

56.48

December 31, 2002

292,860

5.1135

to

10.9267

1,507,781

-

1.15

to

1.85

(47.37)

to

9.27

December 31, 2001 (a)

97,036

9.7162

to

9.7402

943,990

-

1.15

to

1.85

(2.84)

to

(2.60)

TEC

December 31, 2003

8,298,127

3.2398

to

3.5893

28,352,273

1.00

to

2.50

42.71

to

43.74

December 31, 2002

5,811,547

2.2680

to

2.5067

14,026,934

-

1.00

to

1.85

(46.99)

to

(46.53)

December 31, 2001

7,440,220

4.2737

to

4.6876

33,859,676

0.02

1.00

to

1.85

(40.00)

to

(39.48)

MFJ

December 31, 2003

21,048,945

10.2866

to

12.1619

231,480,462

2.74

1.00

to

2.50

2.87

to

20.93

December 31, 2002

13,048,289

9.0028

to

10.5361

120,728,633

2.87

1.00

to

2.30

(9.97)

to

5.36

December 31, 2001 (a)

3,047,596

9.9469

to

9.9714

30,354,276

-

1.15

to

1.85

(0.53)

to

(0.29)

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c)     For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

At December 31

For year ended December 31

Units

 Unit Fair Value
lowest to highest

Net Assets

 Investment
Income Ratio*

 Expense Ratio
lowest to highest**

 Total Return
lowest to highest***

TRS

December 31, 2003

77,917,832

$

10.9232

to

27.5211

$

1,465,467,127

3.35

%

1.00

to

1.85%

14.98

to

15.98%

December 31, 2002

86,032,615

9.4901

to

23.8208

1,430,271,084

3.22

1.00

to

1.85

(68.81)

to

(6.66)

December 31, 2001

92,999,406

10.2447

to

30.7555

1,718,764,462

3.41

1.00

to

1.85

(1.36)

to

(0.64)

MFE

December 31, 2003

1,653,827

8.8571

to

14.9068

15,912,021

2.77

1.00

to

2.30

5.51

to

49.07

December 31, 2002

1,391,497

6.6338

to

11.0847

9,331,003

3.74

1.00

to

2.05

(25.56)

to

10.85

December 31, 2001 (a)

605,177

8.9110

to

8.9330

5,400,088

-

1.15

to

1.85

(10.89)

to

(10.67)

UTS

December 31, 2003

20,380,385

7.2490

to

22.6819

249,989,394

3.17

1.15

to

1.85

33.74

to

34.71

December 31, 2002

22,902,575

5.4038

to

16.8792

210,814,418

3.79

1.00

to

1.85

(25.26)

to

(24.72)

December 31, 2001

32,768,627

7.2083

to

22.4771

406,075,169

3.81

1.00

to

1.85

(25.72)

to

(25.18)

MV1

December 31, 2003

7,717,616

10.0399

to

12.9572

83,091,042

1.35

1.00

to

2.55

0.40

to

29.11

December 31, 2002

5,567,204

8.2070

to

10.4844

46,412,389

0.75

1.00

to

2.10

(17.93)

to

4.84

December 31, 2001 (a)

1,683,747

9.7757

to

9.8015

16,478,083

-

1.10

to

1.85

(2.24)

to

(1.98)

MVS

December 31, 2003

23,811,669

10.0749

to

14.0264

304,199,758

1.63

1.15

to

1.85

23.00

to

23.89

December 31, 2002

25,236,732

8.1828

to

11.3216

261,243,141

0.83

1.00

to

1.85

(15.18)

to

(14.44)

December 31, 2001

23,493,630

9.6370

to

13.2508

283,811,117

0.50

1.00

to

1.85

(9.21)

to

8.42

OCA

December 31, 2003

1,528,490

11.8349

to

13.9752

20,450,955

0.02

1.35

to

2.55

18.35

to

39.26

December 31, 2002 (b)

16,503

10.8085

to

10.8398

178,514

-

1.35

to

2.05

8.09

to

8.40

OMG

December 31, 2003

509,155

11.8023

to

12.6618

6,365,427

0.19

1.35

to

2.30

18.02

to

25.99

December 31, 2002 (b)

17,855

9.5579

to

10.1512

180,752

-

1.35

to

2.25

(4.42)

to

1.51

OMS

December 31, 2003

236,889

13.7917

to

14.4153

3,383,961

-

1.35

to

2.30

37.92

to

43.64

December 31, 2002 (b)

15,242

10.0990

to

10.1304

154,060

-

1.35

to

2.10

0.99

to

1.30

PRR

December 31, 2003

997,936

11.1063

to

11.3288

11,220,537

1.66

1.35

to

2.30

6.57

to

12.97

December 31, 2002 (b)

48,547

10.5171

to

10.5497

511,033

3.18

1.35

to

2.10

5.17

to

5.50

PTR

December 31, 2003

3,385,657

9.9532

to

10.7740

36,064,300

2.54

1.35

to

2.55

(0.47)

to

7.59

December 31, 2002 (b)

144,063

10.3584

to

10.4113

1,494,943

3.71

1.35

to

2.25

3.58

to

4.11

SC3

December 31, 2003

960,307

12.1371

to

14.1883

12,836,641

-

1.35

to

2.55

21.37

to

41.88

December 31, 2002 (b)

27,198

10.0602

to

10.0914

273,956

34.66

1.35

to

2.10

0.60

to

0.91

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

  For the period August 5, 2002 (commencement of operations) through December 31, 2002.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

**Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Appendix A

Regatta Extra

Condensed Financial Information - Accumulation Unit Values

The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information.  All of the Variable Account's Financial Statements have been audited by Deloitte & Touche LLP, independent auditors.

Accumulation

Accumulation

Number of

Unit Value

Unit Value

Accumulation

Beginning

End

Units End

Year

of Year

of Year

of Year

Bond S Class - Level 2

2003

10.8226

11.6538

107,762

2002

10.0651

10.8226

92,439

2001

10.0000

10.0651

23,619

Bond S Class - Level 3

2003

10.8079

11.6261

112,878

2002

10.0616

10.8079

106,799

2001

10.0000

10.0616

59,966

Bond Series - Level 2

2003

12.3335

13.3158

352,147

2002

11.4370

12.3335

510,492

2001

10.7836

11.4370

377,454

2000

10.0000

10.7836

65,066

Bond Series - Level 3

2003

12.3005

13.2667

841,199

2002

11.4180

12.3005

839,942

2001

10.7767

11.4180

719,978

2000

10.0000

10.7767

214,623

Capital Appreciation S Class - Level 2

2003

6.4433

8.1377

89,724

2002

9.7096

6.4433

74,055

2001

10.0000

9.7096

24,481

Capital Appreciation S Class - Level 3

2003

6.4345

8.1183

115,403

2002

9.7061

6.4345

97,541

2001

10.0000

9.7061

48,269

Capital Appreciation Series - Level 2

2003

4.3011

5.4475

1,487,709

2002

6.4650

4.3011

1,573,903

2001

8.7981

6.4650

1,631,928

2000

10.0000

8.7981

1,128,952

Capital Appreciation Series - Level 3

2003

4.2896

5.4273

2,387,264

2002

6.4541

4.2896

2,483,086

2001

8.7924

6.4541

2,821,019

2000

10.0000

8.7924

2,130,547

Capital Opportunities S Class - Level 2

2003

6.4963

8.1825

42,395

2002

9.5051

6.4963

44,852

2001

10.0000

9.5051

23,180

Capital Opportunities S Class - Level 3

2003

6.4874

8.1630

81,873

2002

9.5017

6.4874

84,819

2001

10.0000

9.5017

22,901

Capital Opportunities Series - Level 2

2003

4.7266

5.9675

1,413,303

2002

6.9010

4.7266

1,582,041

2001

9.3464

6.9010

2,063,660

2000

10.0000

9.3464

1,690,475

Capital Opportunities Series - Level 3

2003

4.7138

5.9453

2,862,275

2002

6.8894

4.7138

3,302,762

2001

9.3402

6.8894

4,145,957

2000

10.0000

9.3402

3,382,049

Emerging Growth S Class - Level 2

2003

6.2671

8.0871

51,446

2002

9.7021

6.2671

46,955

2001

10.0000

9.7021

9,764

Emerging Growth S Class - Level 3

2003

6.2585

8.0678

99,629

2002

9.6987

6.2585

97,814

2001

10.0000

9.6987

38,368

Emerging Growth Series - Level 2

2003

3.6258

4.6916

1,826,120

2002

5.5981

3.6258

2,087,040

2001

8.6973

5.5981

2,605,371

2000

10.0000

8.6973

2,015,612

Emerging Growth Series - Level 3

2003

3.6161

4.6742

3,478,392

2002

5.5887

3.6161

3,978,222

2001

8.6916

5.5887

5,043,252

2000

10.0000

8.6916

4,326,107

Emerging Markets Equity S Class - Level 2

2003

9.9303

14.8653

4,898

2002

10.3103

9.9303

7,328

2001

10.0000

10.3103

1,661

Emerging Markets Equity S Class - Level 3

2003

9.9168

14.8299

11,039

2002

10.3067

9.9168

4,858

2001

10.0000

10.3067

2,816

Emerging Markets Equity Series - Level 2

2003

7.6656

11.5111

97,119

2002

7.9442

7.6656

102,006

2001

8.1587

7.9442

148,268

2000

10.0000

8.1587

124,787

Emerging Markets Equity Series - Level 3

2003

7.6451

11.4686

236,203

2002

7.9310

7.6451

219,748

2001

8.1534

7.9310

175,150

2000

10.0000

8.1534

128,994

Global Asset Allocation S Class - Level 2

2003

8.9063

0

0

2002

9.7467

8.9063

2,489

2001

10.0000

9.7467

1,523

Global Asset Allocation S Class - Level 3

2003

8.8941

0

0

2002

9.7433

8.8941

17,849

2001

10.0000

9.7433

6,028

Global Asset Allocation Series - Level 2

2003

8.0444

0

0

2002

8.7824

8.0444

79,573

2001

9.8001

8.7824

80,929

2000

10.0000

9.8001

78,745

Global Asset Allocation Series - Level 3

2003

8.0228

0

0

2002

8.7677

8.0228

180,795

2001

9.7937

8.7677

199,562

2000

10.0000

9.7937

172,825

Global Governments S Class - Level 2

2003

11.4871

13.0329

10,263

2002

9.7047

11.4871

2,565

2001

10.0000

9.7047

103

Global Governments S Class - Level 3

2003

11.4714

13.0019

28,041

2002

9.7013

11.4714

12,391

2001

10.0000

9.7013

1,541

Global Governments Series - Level 2

2003

11.7903

13.4112

62,887

2002

9.9335

11.7903

60,709

2001

10.3167

9.9335

72,772

2000

10.0000

10.3167

70,817

Global Governments Series - Level 3

2003

11.7587

13.3617

157,653

2002

9.9170

11.7587

123,407

2001

10.3100

9.9170

70,384

2000

10.0000

10.3100

49,235

Global Growth S Class - Level 2

2003

7.6415

10.1608

11,842

2002

9.6670

7.6415

5,805

2001

10.0000

9.6670

891

Global Growth S Class - Level 3

2003

7.6311

10.1366

22,391

2002

9.6636

7.6311

17,157

2001

10.0000

9.6636

5,772

Global Growth Series - Level 2

2003

5.6879

7.5807

417,165

2002

7.1691

5.6879

389,198

2001

9.0727

7.1691

449,259

2000

10.0000

9.0727

349,891

Global Growth Series - Level 3

2003

5.6726

7.5526

763,908

2002

7.1570

5.6726

849,322

2001

9.0668

7.1570

1,015,020

2000

10.0000

9.0668

869,483

Global Telecommunications S Class - Level 2

2003

5.6001

0

0

2002

9.4182

5.6001

636

2001

10.0000

9.4182

359

Global Telecommunications S Class - Level 3

2003

5.5924

0

0

2002

9.4149

5.5924

51

2001

10.0000

9.4149

52

Global Telecommunications Series - Level 2

2003

2.4933

0

0

2002

4.1876

2.4933

23,049

2001

7.2788

4.1876

34,548

1999

10.0000

7.2788

24,218

Global Telecommunications Series - Level 3

2003

2.4874

0

0

2002

4.1821

2.4874

61,255

2001

7.2767

4.1821

75,298

1999

10.0000

7.2767

33,185

Global Total Return S Class - Level 2

2003

9.6193

11.5984

21,433

2002

9.7364

9.6193

11,048

2001

10.0000

9.7364

5,278

Global Total Return S Class - Level 3

2003

9.6061

11.5708

31,262

2002

9.7330

9.6061

10,499

2001

10.0000

9.7330

3,474

Global Total Return Series - Level 2

2003

9.2366

11.1770

189,025

2002

9.3307

9.2366

62,814

2001

10.1087

9.3307

53,081

2000

10.0000

10.1087

42,261

Global Total Return Series - Level 3

2003

9.2118

11.1357

300,590

2002

9.3151

9.2118

139,863

2001

10.1022

9.3151

121,921

2000

10.0000

10.1022

61,103

Government Securities S Class - Level 2

2003

10.8923

10.9184

164,263

2002

10.1078

10.8923

230,446

2001

10.0000

10.1078

64,262

Government Securities S Class - Level 3

2003

10.8775

10.8925

227,879

2002

10.1043

10.8775

273,418

2001

10.0000

10.1043

115,759

Government Securities Series - Level 2

2003

12.2880

12.3512

1,012,831

2002

11.3729

12.2880

1,489,225

2001

10.7573

11.3729

1,396,171

2000

10.0000

10.7573

364,621

Government Securities Series - Level 3

2003

12.2549

12.3055

1,428,309

2002

11.3538

12.2549

1,954,012

2001

10.7502

11.3538

1,586,735

2000

10.0000

10.7502

531,971

High Yield S Class - Level 2

2003

9.9421

11.8578

76,650

2002

9.8752

9.9421

50,620

2001

10.0000

9.8752

13,103

High Yield S Class - Level 3

2003

9.9285

11.8297

71,864

2002

9.8717

9.9285

60,794

2001

10.0000

9.8717

37,165

High Yield Series - Level 2

2003

9.3146

11.1308

655,726

2002

9.2172

9.3146

555,908

2001

9.2064

9.2172

664,900

2000

10.0000

9.2064

277,607

High Yield Series - Level 3

2003

9.2897

11.0898

1,012,532

2002

9.2019

9.2897

791,050

2001

9.2005

9.2019

844,032

2000

10.0000

9.2005

410,207

International Growth S Class - Level 2

2003

8.2189

11.1895

35,835

2002

9.4937

8.2189

28,886

2001

10.0000

9.4937

13,469

International Growth S Class - Level 3

2003

8.2077

11.1629

53,235

2002

9.4903

8.2077

59,811

2001

10.0000

9.4903

27,873

International Growth Series - Level 2

2003

6.6667

9.0966

428,255

2002

7.6892

6.6667

470,673

2001

9.2913

7.6892

528,053

2000

10.0000

9.2913

341,396

International Growth Series - Level 3

2003

6.6488

9.0631

860,087

2002

7.6764

6.6488

939,783

2001

9.2852

7.6764

1,085,651

2000

10.0000

9.2852

818,429

International Investors Trust S Class - Level 2

2003

8.6646

11.3564

11,219

2002

9.3637

8.6646

12,588

2001

10.0000

9.3637

879

International Investors Trust S Class - Level 3

2003

8.6527

11.3294

10,971

2002

9.3604

8.6527

8,586

2001

10.0000

9.3604

230

International Investors Trust Series - Level 2

2003

7.5609

9.9418

81,634

2002

8.1693

7.5609

80,612

2001

10.0000

8.1693

83,188

International Investors Trust Series - Level 3

2003

7.5408

9.9053

282,412

2002

8.1558

7.5408

253,607

2001

10.0000

8.1558

282,389

Managed Sectors S Class - Level 2

2003

6.9924

8.5943

8,090

2002

9.6225

6.9924

30,628

2001

10.0000

9.6225

329

Managed Sectors S Class - Level 3

2003

6.9829

8.5739

14,740

2002

9.6191

6.9829

14,856

2001

10.0000

9.6191

15,196

Managed Sectors Series - Level 2

2003

3.8284

4.7198

394,985

2002

5.2571

3.8284

468,818

2001

8.2864

5.2571

510,791

2000

10.0000

8.2864

485,882

Managed Sectors Series - Level 3

2003

3.8181

4.7023

915,460

2002

5.2483

3.8181

999,256

2001

8.2810

5.2483

1,161,696

2000

10.0000

8.2810

1,051,021

Massachusetts Investors Growth Stock S Class - Level 2

2003

6.9060

8.3480

147,334

2002

9.7636

6.9060

118,996

2001

10.0000

9.7636

28,936

Massachusetts Investors Growth Stock S Class - Level 3

2003

6.8965

8.3282

180,343

2002

9.7602

6.8965

198,980

2001

10.0000

9.7602

69,983

Massachusetts Investors Growth Stock Series - Level 2

2003

4.9239

5.9784

2,565,633

2002

6.9557

4.9239

2,836,561

2001

9.4130

6.9557

3,631,598

2000

10.0000

9.4130

2,559,854

Massachusetts Investors Growth Stock Series - Level 3

2003

4.9107

5.9563

5,006,699

2002

6.9440

4.9107

5,278,481

2001

9.4068

6.9440

6,395,839

2000

10.0000

9.4068

4,923,997

Massachusetts Investors Trust S Class - Level 2

2003

7.4710

9.0019

232,672

2002

9.6591

7.4710

182,265

2001

10.0000

9.6591

89,369

Massachusetts Investors Trust S Class - Level 3

2003

7.4608

8.9805

379,688

2002

9.6557

7.4608

358,209

2001

10.0000

9.6557

153,687

Massachusetts Investors Trust Series - Level 2

2003

6.4693

7.8194

2,397,252

2002

8.3462

6.4693

2,611,341

2001

10.0663

8.3462

3,160,047

2000

10.0000

10.0663

2,171,833

Massachusetts Investors Trust Series - Level 3

2003

6.4519

7.7905

4,756,513

2002

8.3323

6.4519

5,257,900

2001

10.0598

8.3323

6,128,463

2000

10.0000

10.0598

4,232,336

Mid Cap Value S Class - Level 2

2003

7.8444

10.1817

10,708

2002

10.0000

7.8444

795

Mid Cap Value S Class - Level 3

2003

7.8391

10.1644

13,968

2002

10.0000

7.8391

5,746

Mid Cap Growth S Class - Level 2

2003

5.0089

6.7688

75,870

2002

9.6352

5.0089

68,260

2001

10.0000

9.6352

7,281

Mid Cap Growth S Class - Level 3

2003

5.0020

6.7526

67,339

2002

9.6319

5.0020

41,172

2001

10.0000

9.6319

13,885

Mid Cap Growth Series - Level 2

2003

3.6301

4.9250

536,628

2002

6.9818

3.6301

367,289

2001

9.2379

6.9818

387,484

2000

10.0000

9.2379

142,977

Mid Cap Growth Series - Level 3

2003

3.6216

4.9085

1,122,244

2002

6.9726

3.6216

895,229

2001

9.2351

6.9726

950,187

2000

10.0000

9.2351

399,687

Money Market S Class - Level 2

2003

9.9588

9.8365

115,660

2002

10.0182

9.9588

150,921

2001

10.0000

10.0182

85,499

Money Market S Class - Level 3

2003

9.9452

9.8131

168,476

2002

10.0147

9.9452

266,967

2001

10.0000

10.0147

157,347

Money Market Series - Level 2

2003

10.4898

10.3870

928,300

2002

10.5263

10.4898

1,331,643

2001

10.3084

10.5263

1,472,652

2000

10.0000

10.3084

741,527

Money Market Series - Level 3

2003

10.4618

10.3487

1,364,900

2002

10.5088

10.4618

2,237,957

2001

10.3018

10.5088

2,347,089

2000

10.0000

10.3018

1,220,849

New Discovery S Class - Level 2

2003

6.7206

8.9285

93,938

2002

10.2955

6.7206

81,714

2001

10.0000

10.2955

37,358

New Discovery S Class - Level 3

2003

6.7114

8.9073

90,227

2002

10.2918

6.7114

86,780

2001

10.0000

10.2918

38,880

New Discovery Series - Level 2

2003

6.3090

8.3989

981,644

2002

9.6359

6.3090

994,477

2001

10.3213

9.6359

1,143,946

2000

10.0000

10.3213

869,196

New Discovery Series - Level 3

2003

6.2920

8.3679

1,660,924

2002

9.6197

6.2920

1,859,613

2001

10.3146

9.6197

2,106,034

2000

10.0000

10.3146

1,704,282

Research S Class - Level 2

2003

7.0797

8.7090

33,737

2002

9.6385

7.0797

36,654

2001

10.0000

9.6385

18,972

Research S Class - Level 3

2003

7.0700

8.6883

62,536

2002

9.6351

7.0700

57,054

2001

10.0000

9.6351

8,902

Research Series - Level 2

2003

5.4060

6.6664

761,935

2002

7.3392

5.4060

804,047

2001

9.4892

7.3392

1,065,436

2000

10.0000

9.4892

721,446

Research Series - Level 3

2003

5.3914

6.6417

1,347,239

2002

7.3269

5.3914

1,492,732

2001

9.4830

7.3269

1,774,211

2000

10.0000

9.4830

1,500,613

Research Growth and Income S Class - Level 2

2003

7.6466

9.5931

32,374

2002

9.9143

7.6466

24,406

2001

10.0000

9.9143

11,860

Research Growth and Income S Class - Level 3

2003

7.6362

9.5703

47,100

2002

9.9109

7.6362

40,180

2001

10.0000

9.9109

6,651

Research Growth and Income Series - Level 2

2003

6.9091

8.6930

384,339

2002

8.9337

6.9091

368,910

2001

10.1903

8.9337

168,435

2000

10.0000

10.1903

117,704

Research Growth and Income Series - Level 3

2003

6.8906

8.6610

417,031

2002

8.9188

6.8906

356,151

2001

10.1838

8.9188

410,732

2000

10.0000

10.1838

222,322

Research International S Class - Level 2

2003

8.1816

10.7401

21,128

2002

9.4091

8.1816

13,858

2001

10.0000

9.4091

4,951

Research International S Class - Level 3

2003

8.1704

10.7146

22,134

2002

9.4058

8.1704

14,905

2001

10.0000

9.4058

8,857

Research International Series - Level 2

2003

6.4943

8.5541

505,888

2002

7.4559

6.4943

515,955

2001

9.2139

7.4559

656,532

2000

10.0000

9.2139

504,142

Research International Series - Level 3

2003

6.4768

8.5225

963,237

2002

7.4435

6.4768

1,070,807

2001

9.2080

7.4435

1,234,096

2000

10.0000

9.2080

995,558

Strategic Growth S Class - Level 2

2003

6.6896

8.3631

33,349

2002

9.7324

6.6896

26,359

2001

10.0000

9.7324

8,519

Strategic Growth S Class - Level 3

2003

6.6805

8.3432

23,239

2002

9.7290

6.6805

21,458

2001

10.0000

9.7290

2,848

Strategic Growth Series - Level 2

2003

4.3691

5.4830

459,134

2002

6.3524

4.3691

461,148

2001

8.5665

6.3524

539,213

2000

10.0000

8.5665

401,168

Strategic Growth Series - Level 3

2003

4.3574

5.4627

942,933

2002

6.3417

4.3574

945,395

2001

8.5609

6.3417

1,093,788

2000

10.0000

8.5609

850,553

Strategic Income S Class - Level 2

2003

10.6304

11.7655

30,933

2002

10.0732

10.6304

40,125

2001

10.0000

10.0732

6,740

Strategic Income S Class - Level 3

2003

10.6159

11.7375

46,386

2002

10.0696

10.6159

33,223

2001

10.0000

10.0696

7,260

Strategic Income Series - Level 2

2003

11.0025

12.2217

201,916

2002

10.4026

11.0025

180,953

2001

10.2299

10.4026

120,637

2000

10.0000

10.2299

72,666

Strategic Income Series - Level 3

2003

10.9731

12.1767

376,502

2002

10.3853

10.9731

307,415

2001

10.2234

10.3853

326,779

2000

10.0000

10.2234

213,393

Strategic Value S Class - Level 2

2003

10.0000

9.7672

18,536

Strategic Value S Class - Level 3

2003

10.0000

9.7506

11,096

Technology S Class - Level 2

2003

5.1310

7.3393

15,794

2002

9.7248

5.1310

11,844

2001

10.0000

9.7248

1,352

Technology S Class - Level 3

2003

5.1240

7.3218

3,474

2002

9.7214

5.1240

5,189

2001

10.0000

9.7214

3,840

Technology Series - Level 2

2003

2.3094

3.3040

218,927

2002

4.3451

2.3094

219,199

2001

7.2234

4.3451

269,364

2000

10.0000

7.2234

118,443

Technology Series - Level 3

2003

2.3036

3.2924

766,631

2002

4.3387

2.3036

580,218

2001

7.2201

4.3387

622,227

2000

10.0000

7.2201

211,211

Total Return S Class - Level 2

2003

9.2199

10.5995

518,101

2002

9.9556

9.2199

503,766

2001

10.0000

9.9556

163,759

Total Return S Class - Level 3

2003

9.2073

10.5743

556,410

2002

9.9522

9.2073

556,134

2001

10.0000

9.9522

143,327

Total Return Series - Level 2

2003

10.4817

12.0830

2,020,325

2002

11.2979

10.4817

1,987,452

2001

11.4242

11.2979

2,102,183

2000

10.0000

11.4242

732,959

Total Return Series - Level 3

2003

10.4537

12.0384

2,970,173

2002

11.2791

10.4537

2,922,166

2001

11.4169

11.2791

2,501,509

2000

10.0000

11.4169

767,913

Utilities S Class - Level 2

2003

6.6566

8.9101

42,462

2002

8.9189

6.6566

47,858

2001

10.0000

8.9189

27,685

Utilities S Class - Level 3

2003

6.6475

8.8889

60,374

2002

8.9158

6.6475

66,542

2001

10.0000

8.9158

40,222

Utilities Series - Level 2

2003

5.8408

7.8313

690,439

2002

7.7952

5.8408

749,889

2001

10.4676

7.7952

1,080,238

2000

10.0000

10.4676

609,336

Utilities Series - Level 3

2003

5.8251

7.8023

1,287,350

2002

7.7822

5.8251

1,355,710

2001

10.4608

7.7822

1,872,848

2000

10.0000

10.4608

1,283,992

Value S Class - Level 2

2003

8.2998

10.2159

206,071

2002

9.7844

8.2998

179,653

2001

10.0000

9.7844

64,320

Value S Class - Level 3

2003

8.2885

10.1916

137,905

2002

9.7809

8.2885

144,205

2001

10.0000

9.7809

42,568

Value Series - Level 2

2003

9.7370

12.0067

749,562

2002

11.4499

9.7370

728,770

2001

12.5789

11.4499

711,936

2000

10.0000

12.5789

208,713

Value Series - Level 3

2003

9.7109

11.9624

1,858,260

2002

11.4308

9.7109

1,960,825

2001

12.5708

11.4308

1,864,031

2000

10.0000

12.5708

454,482

* From commencement of operations on April 10, 2000 to December 31, 2000.

** From commencement of operations on July 17, 2000 to December 31, 2000.

** From commencement of operations on September 11, 2000 to December 31, 2000.


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

A.

Condensed Financial Information - Accumulation Unit Values

(Part A).

B.

Financial Statements of the Depositor (Part B)


1.

Consolidated Statements of Income, Years Ended December 31, 2003, 2002 and 2001;

2.

Consolidated Balance Sheets, December 31, 2003 and 2002,

3.

Consolidated Statements of Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001;

4.

Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2003, 2002 and 2001;

5.

Consolidated Statements of Cash Flows, Years Ended December 31, 2003, 2002 and 2001;


6.

Notes to Consolidated Financial Statements; and

7.

Independent Auditors' Report.

C.

Financial Statements of the Registrant (Part B)


1.

Statement of Condition, December 31, 2003;

2.

Statement of Operations, Year Ended December 31, 2003;

3.

Statements of Changes in Net Assets, Years Ended December 31, 2003 and December 31, 2002;


4.

Notes to Financial Statements; and

5.

Independent Auditors' Report.

(b)

The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)

Not Applicable;

(3)(a)

Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed September 29, 1999);

(b)

Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed September 29, 1999);

(c)

Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed September 29, 1999);

(d)

Form of Qualified Plan Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed February 3, 2000);

(e)

Form of Revised Specification Page to be issued in connection with certificate, filed as Exhibit 4(b);

(f)

Form of Revised Specification Page to be issued in connection with Individual Annuity Contract, filed as Exhibit 4(c);

(5)(a)

Form of Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed September 29, 1999);

(b)

Form of Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed September 29, 1999);

(c)

Form of Revised Application to be used with Certificate, filed as Exhibit 4(b) and Contract filed as Exhibit 4(c);


(6)(a)

Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(b)

By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);


(7)

Not Applicable;

(8)(a)

Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26, 1999);

(b)(i)

Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(ii)

Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(iii)

Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(c)

Form of Fund Participation Agreement between Depositor and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(d)

Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(e)

Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(f)

Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(g)

Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement in Form N-4, File No. 333-82957, filed February 3, 2000);

(h)

Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement in Form N-4, File No. 333-82957, filed February 3, 2000);

(i)

Form of Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.).*

(j)

Form of Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.*

(k)(i)

Form of Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund, and Fidelity Distributors Corporation. (Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-13087, filed January 1, 1997).

(k)(ii)

Form of Amendment No. 1 dated May 1, 2001 to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund, and Fidelity Distributors Corporation.*

(l)

Form of Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.*

(9)

Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Filed as Exhibit 9 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed July 15, 1999);

(10)(a)

Consent of Independent Auditors*

(10)(b)

Representation of Counsel pursuant to Rule 485(b)*;


(11)

Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2003, filed on March 29, 2004)


(12)

Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)

Not Applicable;


(15)(a)

Powers of Attorney (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004)

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004)

(16)

Organizational Chart (Incorporated by reference to Exhibit 13 to the Registration Statement of Keyport Variable Account A on Form N-4, File Nos. 333-114126, filed on April 1, 2004)


* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal

Positions and Offices

Business Address*

With Depositor

James C. Baillie

Director

Torys LLP

Suite 300, Maritime Life Tower

Toronto, Ontario Canada MSK 1N2

Paul W. Derksen

Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

James A. McNulty, III

Director

12 Wild Holly Lane

Medfield, MA 02052

C. James Prieur

Chairman and Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

Robert C. Salipante

President and Director

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

David K. Stevenson

Director

359 Grove Street

Needham, MA 02492

Donald A. Stewart

Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

William W. Stinson

Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

Claude A. Accum

Vice President and Chief Actuary

One Sun Life Executive Park

Wellesley Hills, MA 02481

James M.A. Anderson

Vice President, Investments

One Sun Life Executive Park

Wellesley Hills, MA 02481

Nancy L. Conlin

Vice President and Chief Counsel

One Sun Life Executive Park

Wellesley Hills, MA 02481

Gary Corsi

Vice President and Chief Financial Officer

One Sun Life Executive Park

and Treasurer

Wellesley Hills, MA 02481

Mark W. DeTora

Vice President, Individual Insurance

One Sun Life Executive Park

Wellesley Hills, MA 02481

Ellen B. King

Assistant Vice President and Senior Counsel

One Sun Life Executive Park

and Secretary

Wellesley Hills, MA 02481

Janet V. Whitehouse

Vice President, Human Resources and

One Sun Life Executive Park

Public Relations

Wellesley Hills, MA 02481

John R. Wright

Executive Vice President, Sun Life Financial U.S.

One Sun Life Executive Park

Operations

Wellesley Hills, MA 02481

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Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

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The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed April 1, 2004

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None of the companies listed in Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

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As of April 2, 2004, there were 5,927qualified and 8,265non-qualified Contracts issued and outstanding.

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Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general

distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable

Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

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Name and Principal

Position and Offices

Business Address*

with Underwriter

Imants Sakson

President

James M.A. Anderson

Director

Gary Corsi

Director

Ellen B. King

Clerk

George E. Madden

Vice President & Chief Compliance Officer

Michael L. Gentile

Vice President

John E. Coleman

Vice President

Nancy C. Atherton

Assistant Vice President & Tax Officer

Jane F. Jette

Financial/Operations Principal and Treasurer

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(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481,  or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable. Item 32. UNDERTAKINGS

The Registrant hereby undertakes: (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request. (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company. The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this

21st day of April, 2004.

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SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

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By: /s/ ROBERT C. SALIPANTE*

 Robert C. Salipante,
President & Director

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*By: /s/ EDWARD M. SHEA

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Edward M. Shea

Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

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SIGNATURE

TITLE

DATE

/s/ ROBERT C. SALIPANTE*

President and Director

April, 2004

Robert C. Salipante

(Principal Executive Officer)

/s/GARY CORSI*

Vice President & Chief

April, 2004

Gary Corsi

Financial Officer

(Principal Financial and Accounting Officer)

*BY: /s/EDWARD M. SHEA

Attorney-in-Fact for:

April, 2004

Edward M. Shea

C. James Prieur, Chairman and Director

Donald A. Stewart , Director

James C. Baillie, Director

Paul W. Derksen, Director

James A. McNulty, III, Director

William W. Stinson, Director

Robert C. Salipante, President and Director

Gary Corsi, Vice President and Chief Financial Officer

*Edward M. Shea has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-112506) filed on or about February 5, 2004.

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EXHIBIT INDEX

10(a) Consent of Auditors

10 (b)  Representation of Counsel